                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-8532
                                   ---------------------------------------------

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          4500 MAIN STREET, KANSAS CITY, MISSOURI           64111
--------------------------------------------------------------------------------
          (Address of principal executive offices)       (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:         816-531-5575
                                                    ----------------------------

Date of fiscal year end:           11-30
                          ------------------------------------------------------

Date of reporting period:          02-29-2008
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: CONSERVATIVE FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 43.6%
AEROSPACE & DEFENSE - 1.0%
             3,400  Alliant Techsystems Inc.(1)                   $      356,796
            32,159  BE Aerospace, Inc.(1)                              1,103,053
            10,367  Boeing Co.                                           858,284
             9,680  Finmeccanica SpA ORD                                 297,689
            11,600  Honeywell International Inc.                         667,464
             5,018  Lockheed Martin Corp.                                517,858
            10,800  Northrop Grumman Corp.                               848,988
             5,100  Precision Castparts Corp.                            562,989
            15,100  Raytheon Co.                                         977,804
             9,900  United Technologies Corp.                            698,049
                                                                 ---------------
                                                                       6,888,974
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.1%
               740  C.H. Robinson Worldwide Inc.                          37,570
             1,453  FedEx Corp.                                          128,053
             8,948  United Parcel Service, Inc. Cl B                     628,507
                                                                 ---------------
                                                                         794,130
                                                                 ---------------
AIRLINES - 0.1%
             9,500  Continental Airlines, Inc. Cl B(1)                   229,710
            15,950  easyJet plc ORD(1)                                   129,534
            48,321  Southwest Airlines Co.                               592,415
                                                                 ---------------
                                                                         951,659
                                                                 ---------------
AUTO COMPONENTS - 0.4%
            13,600  ArvinMeritor, Inc.(2)                                153,544
             6,730  Autoliv, Inc.                                        335,827
            15,800  BorgWarner, Inc.                                     681,138
             3,180  Continental AG ORD                                   310,221
             7,261  Magna International Inc. Cl A                        531,578
            14,000  NGK Insulators Ltd. ORD                              317,300
                                                                 ---------------
                                                                       2,329,608
                                                                 ---------------
AUTOMOBILES - 0.4%
             1,790  DaimlerChrysler AG ORD                               150,604
             8,180  Fiat SpA ORD                                         171,783
             5,200  Honda Motor Co., Ltd. ORD                            158,721
            19,000  Isuzu Motors Ltd. ORD                                 86,523
             2,609  Renault SA ORD                                       278,569
             3,820  Thor Industries Inc.(2)                              116,434
            27,700  Toyota Motor Corp. ORD                             1,506,568
                                                                 ---------------
                                                                       2,469,202
                                                                 ---------------
BEVERAGES - 1.0%
            31,190  Anheuser-Busch Companies, Inc.                     1,468,737
            35,759  Coca-Cola Co. (The)                                2,090,472
            21,033  Coca-Cola Enterprises Inc.                           513,836

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             6,480  Coca-Cola Hellenic Bottling Co.
                    SA ORD                                               285,226
             6,040  Heineken N.V. ORD                                    340,792
            29,218  Pepsi Bottling Group Inc.                            993,704
             6,564  PepsiAmericas, Inc.                                  166,069
            11,668  PepsiCo, Inc.                                        811,626
                                                                 ---------------
                                                                       6,670,462
                                                                 ---------------
BIOTECHNOLOGY - 0.6%
             5,300  Alexion Pharmaceuticals Inc.(1)                      321,233
            18,470  Amgen Inc.(1)                                        840,754
            16,700  BioMarin Pharmaceutical Inc.(1)                      635,268
             4,407  Cephalon, Inc.(1)                                    265,918
            27,220  CSL Ltd. ORD                                         914,183
            20,107  Gilead Sciences, Inc.(1)                             951,464
            12,200  Millennium
                    Pharmaceuticals, Inc.(1)                             170,678
             5,300  Onyx Pharmaceuticals, Inc.(1)                        144,796
                                                                 ---------------
                                                                       4,244,294
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            12,200  Daikin Industries Ltd. ORD                           545,497
            10,380  Kingspan Group plc ORD                               140,798
            21,110  Masco Corp.                                          394,546
                                                                 ---------------
                                                                       1,080,841
                                                                 ---------------
CAPITAL MARKETS - 1.4%
             2,500  AllianceBernstein Holding L.P.                       155,125
             4,040  Ameriprise Financial Inc.                            204,586
             8,800  Bank of New York
                    Mellon Corp. (The)                                   386,056
             4,340  Bear Stearns
                    Companies Inc. (The)                                 346,592
             1,600  BlackRock, Inc.                                      309,200
             3,100  GFI Group Inc.(1)                                    237,305
             2,768  Goldman Sachs Group, Inc. (The)                      469,536
            17,850  ICAP plc ORD                                         222,075
            26,600  Invesco Ltd.                                         681,226
             9,770  Julius Baer Holding AG ORD                           722,283
             5,706  Knight Capital Group, Inc. Cl A(1)                    91,467
             3,050  Legg Mason, Inc.                                     201,422
            42,685  Man Group plc ORD                                    465,451
            20,270  Merrill Lynch & Co., Inc.                          1,004,581
            42,546  Morgan Stanley                                     1,792,038
            11,288  Northern Trust Corp.                                 763,407
            11,519  State Street Corp.                                   904,817
             5,490  UBS AG ORD                                           179,521
            11,200  Waddell & Reed Financial, Inc.
                    Cl A                                                 351,008
                                                                 ---------------
                                                                       9,487,696
                                                                 ---------------
CHEMICALS - 1.5%
             2,690  BASF SE ORD                                          340,914
             5,710  Celanese Corp., Series A                             222,119
               538  CF Industries Holdings, Inc.                          65,679
            26,210  du Pont (E.I.) de Nemours & Co.                    1,216,668
             2,810  International Flavors &
                    Fragrances Inc.                                      121,195

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             2,504  K+S AG ORD                                           716,628
            20,500  Kuraray Co. Ltd. ORD                                 243,798
             5,540  Linde AG ORD                                         734,896
             5,500  Minerals Technologies Inc.                           331,540
            17,193  Monsanto Co.                                       1,988,887
             5,953  Mosaic Co. (The)(1)                                  662,569
             2,490  Potash Corp. of
                    Saskatchewan ORD                                     395,810
            10,300  PPG Industries, Inc.                                 638,394
             4,313  Syngenta AG ORD                                    1,235,188
             6,706  Terra Industries Inc.(1)                             303,178
             6,475  Umicore ORD                                          329,756
             6,600  Yara International ASA ORD                           368,381
                                                                 ---------------
                                                                       9,915,600
                                                                 ---------------
COMMERCIAL BANKS - 1.7%
             7,069  Anglo Irish Bank Corp. plc ORD                        99,940
             6,600  Associated Banc-Corp                                 164,472
            26,480  Banco Santander Central Hispano
                    SA ORD                                               473,624
             6,120  BB&T Corporation                                     190,516
            16,000  Hang Seng Bank Ltd. ORD                              302,288
            16,800  HSBC Holdings plc(2)                                 255,774
            17,441  HSBC Holdings plc ORD                                263,903
             5,210  KBC Groupe ORD                                       653,113
            32,540  Marshall & Ilsley Corp.                              754,928
            15,680  National Bank of Greece SA ORD                       853,601
            15,200  National City Corp.                                  241,072
            67,000  Oversea-Chinese
                    Banking Corp. ORD                                    362,421
             8,200  PNC Financial Services Group                         503,726
             7,744  Royal Bank of Canada                                 387,974
             2,341  Societe Generale ORD(2)                              250,983
               585  Societe Generale -
                    new shares ORD(1)(10)                                 64,324
            21,640  South Financial Group Inc.
                    (The)(2)                                             312,265
             9,450  SunTrust Banks, Inc.                                 549,329
            36,410  U.S. Bancorp                                       1,165,849
            28,100  Wachovia Corp.                                       860,422
            72,023  Wells Fargo & Co.                                  2,105,233
             7,140  Westpac Banking Corp. ORD                            152,456
             4,180  Zions Bancorporation                                 199,595
                                                                 ---------------
                                                                      11,167,808
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
            12,790  Aggreko plc ORD                                      148,991
            16,250  Avery Dennison Corp.                                 833,950
            23,325  Capita Group plc ORD                                 302,142
            27,430  Experian Group Ltd. ORD                              230,178
            11,900  FTI Consulting, Inc.(1)                              755,650
             9,100  Pitney Bowes, Inc.                                   325,598
            22,121  R.R. Donnelley & Sons Company                        704,111
             6,740  Republic Services, Inc.                              205,772
               170  SGS SA ORD                                           228,145
            35,370  Waste Management, Inc.                             1,161,198
                                                                 ---------------
                                                                       4,895,735
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.6%
            12,600  ADC Telecommunications, Inc.(1)                      172,242
            36,075  Cisco Systems Inc.(1)                                879,148
            15,400  Corning Inc.                                         357,742
            21,000  JDS Uniphase Corp.(1)                                276,150
             9,700  Juniper Networks, Inc.(1)                            260,154
            23,840  Motorola, Inc.                                       237,685
            19,190  Nokia Oyj ORD                                        690,704
            21,000  QUALCOMM Inc.                                        889,769
             4,980  Research In Motion Ltd.(1)                           516,924
                                                                 ---------------
                                                                       4,280,518
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.9%
            14,363  Apple Inc.(1)                                      1,795,662
            20,500  Dell Inc.(1)                                         406,925
             8,320  Diebold, Inc.                                        200,678
            23,600  EMC Corp.(1)                                         366,744
            44,455  Hewlett-Packard Co.                                2,123,616
             6,715  Lexmark International, Inc. Cl A(1)                  221,796
            16,797  Seagate Technology                                   362,311
             5,142  Sun Microsystems, Inc.(1)                             84,329
             5,957  Western Digital Corp.(1)                             183,893
                                                                 ---------------
                                                                       5,745,954
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.5%
            20,240  AMEC plc ORD                                         309,006
           104,721  Boart Longyear Group ORD(1)                          195,886
             6,927  Chicago Bridge & Iron Company
                    New York Shares                                      322,244
               763  Fluor Corp.                                          106,248
            11,324  Foster Wheeler Ltd.(1)                               741,156
             2,310  Hochtief AG ORD                                      252,235
            15,083  Quanta Services, Inc.(1)                             360,182
             4,000  Shaw Group Inc. (The)(1)                             257,520
             7,200  Vinci SA ORD                                         496,807
                                                                 ---------------
                                                                       3,041,284
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
             4,720  Holcim Ltd. ORD                                      480,247
                                                                 ---------------
CONSUMER FINANCE - 0.2%
            17,148  American Express Co.                                 725,360
            11,462  Capital One Financial Corp.                          527,596
            20,101  Discover Financial Services                          303,324
                                                                 ---------------
                                                                       1,556,280
                                                                 ---------------
CONTAINERS & PACKAGING - 0.6%
            55,690  Bemis Co., Inc.                                    1,382,226
            38,339  Owens-Illinois Inc.(1)                             2,164,237

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             4,327  Rock-Tenn Co. Cl A                                   116,093
                                                                 ---------------
                                                                       3,662,556
                                                                 ---------------
DISTRIBUTORS(3)
             7,170  Genuine Parts Co.                                    295,763
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.1%
             3,800  Apollo Group, Inc. Cl A(1)                           233,244
             3,500  DeVry Inc.                                           153,790
            22,900  H&R Block, Inc.                                      427,085
             1,000  Strayer Education, Inc.                              155,700
                                                                 ---------------
                                                                         969,819
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.8%
             4,050  Babcock & Brown Ltd. ORD(2)                           63,804
           102,461  Bank of America Corp.                              4,071,800
           109,035  Citigroup Inc.                                     2,585,220
               500  CME Group Inc.                                       256,650
             5,890  Deutsche Boerse AG ORD                               920,519
             1,300  IntercontinentalExchange Inc.(1)                     169,390
            86,205  JPMorgan Chase & Co.                               3,504,233
             6,350  McGraw-Hill
                    Companies, Inc. (The)                                259,906
             4,000  Nasdaq Stock Market, Inc.
                    (The)(1)                                             166,040
                                                                 ---------------
                                                                      11,997,562
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.4%
           151,400  AT&T Inc.                                          5,273,262
               346  CenturyTel Inc.                                       12,522
             3,300  Embarq Corp.                                         138,402
            28,600  Koninklijke KPN N.V. ORD                             540,397
            21,030  Telefonica SA ORD                                    609,156
            24,050  Telenor ASA ORD                                      493,216
            63,503  Verizon Communications Inc.                        2,306,429
                                                                 ---------------
                                                                       9,373,384
                                                                 ---------------
ELECTRIC UTILITIES - 0.8%
             3,400  Allegheny Energy, Inc.                               172,278
             6,041  Duke Energy Corp.                                    105,959
             1,504  Edison International                                  74,298
             7,220  Entergy Corp.                                        741,783
            14,713  Exelon Corporation                                 1,101,268
             5,070  FPL Group, Inc.                                      305,670
             6,800  IDACORP, Inc.(2)                                     202,640
            18,400  PPL Corporation                                      834,992
            34,379  Reliant Energy, Inc.(1)                              783,841
            24,420  Scottish and Southern
                    Energy plc ORD                                       716,061
             4,540  Southern Co.                                         156,766
            12,960  Westar Energy Inc.                                   294,581
                                                                 ---------------
                                                                       5,490,137
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.9%
            29,140  ABB Ltd. ORD                                         726,024
             3,600  ALSTOM Co. ORD                                       755,191
            10,700  Cooper Industries, Ltd. Cl A                         448,651
            22,783  Emerson Electric Co.                               1,161,021
             2,300  First Solar Inc.(1)                                  471,960
             6,000  Gamesa Corporacion
                    Tecnologica SA ORD                                   243,739
             8,080  Hubbell Inc. Cl B                                    366,590
            21,000  Mitsubishi Electric Corp. ORD                        191,728
             4,110  Q-Cells AG ORD(1)                                    327,570
             1,320  Schneider Electric SA ORD                            150,219
             9,470  Vestas Wind Systems AS ORD(1)                        966,304
                                                                 ---------------
                                                                       5,808,997
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.3%
            24,300  Flextronics International Ltd.(1)                    246,402
            25,460  Molex Inc.                                           573,614
            32,128  Tyco Electronics Ltd.                              1,057,011
                                                                 ---------------
                                                                       1,877,027
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.9%
            13,905  Aker Kvaerner ASA ORD                                331,594
             3,800  Cameron International Corp.(1)                       161,424
             2,009  Core Laboratories N.V.(1)                            244,294
            16,200  Dresser-Rand Group Inc.(1)                           551,934
             3,257  FMC Technologies Inc.(1)                             184,542
             5,957  Halliburton Co.                                      228,153
             3,600  Helmerich & Payne, Inc.                              161,388
            22,278  National Oilwell Varco, Inc.(1)                    1,387,920
             6,800  Patterson-UTI Energy Inc.                            161,364
            24,208  Saipem SpA ORD                                       986,940
             8,148  Schlumberger Ltd.                                    704,395
             2,900  Transocean Inc.                                      407,479
             3,600  Weatherford International Ltd.(1)                    248,112
                                                                 ---------------
                                                                       5,759,539
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.9%
            10,300  Costco Wholesale Corp.                               637,776
            20,300  Kroger Co. (The)                                     492,275
             4,730  Metro AG ORD                                         395,621
             5,871  Safeway Inc.                                         168,733
             5,323  Shoppers Drug Mart Corp. ORD                         272,044
             8,818  SYSCO Corp.                                          247,433
           123,256  Tesco plc ORD                                        972,782
            13,100  Walgreen Co.                                         478,281
            46,276  Wal-Mart Stores, Inc.                              2,294,826
                                                                 ---------------
                                                                       5,959,771
                                                                 ---------------
FOOD PRODUCTS - 1.1%
            13,360  Campbell Soup Co.                                    431,394
            37,350  ConAgra Foods, Inc.                                  825,435

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             3,567  Flowers Foods Inc.                                    80,828
            12,971  General Mills, Inc.                                  726,246
             3,320  Groupe Danone ORD                                    261,101
            14,880  H.J. Heinz Co.                                       656,357
            14,000  Hershey Co. (The)                                    519,120
             1,709  Hormel Foods Corp.                                    69,830
            60,200  Kraft Foods Inc. Cl A                              1,876,434
             1,990  Nestle SA ORD                                        949,827
             5,330  Unilever N.V. CVA                                    165,032
            21,500  Unilever N.V. New York Shares                        668,650
                                                                 ---------------
                                                                       7,230,254
                                                                 ---------------
GAS UTILITIES - 0.1%
             3,998  ONEOK, Inc.                                          186,187
               900  Southwest Gas Corp.                                   23,031
            12,167  WGL Holdings Inc.                                    379,489
                                                                 ---------------
                                                                         588,707
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
            29,138  Baxter International Inc.                          1,719,725
            11,280  Beckman Coulter, Inc.                                761,400
            18,420  Becton, Dickinson & Co.                            1,665,536
             4,400  C.R. Bard, Inc.                                      417,076
             9,200  DENTSPLY International Inc.                          359,168
             2,000  Gen-Probe Inc.(1)                                     95,620
             1,700  Idexx Laboratories, Inc.(1)                           94,299
               700  Intuitive Surgical Inc.(1)                           197,344
            18,200  Medtronic, Inc.                                      898,352
               883  Mettler-Toledo
                    International, Inc.(1)                                86,269
             1,800  Sonova Holding AG ORD                                170,760
             6,200  Terumo Corp. ORD                                     336,385
                                                                 ---------------
                                                                       6,801,934
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.6%
             1,057  AMERIGROUP Corp.(1)                                   38,052
            17,633  Express Scripts, Inc.(1)                           1,042,110
            12,977  Fresenius Medical Care AG & Co.
                    KGaA ORD                                             681,651
             9,564  Humana Inc.(1)                                       653,508
             9,850  LifePoint Hospitals Inc.(1)                          246,841
            15,700  Medco Health Solutions Inc.(1)                       695,667
             4,900  Quest Diagnostics Inc.                               233,583
             7,630  Universal Health Services, Inc.
                    Cl B                                                 407,595
             3,800  VCA Antech Inc.(1)                                   122,018
             4,069  WellCare Health Plans Inc.(1)                        194,254
                                                                 ---------------
                                                                       4,315,279
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.7%
             8,000  Bally Technologies, Inc.(1)                          303,280
             1,585  Choice Hotels International Inc.                      51,433
            46,500  Compass Group plc ORD                                300,587
             2,500  Darden Restaurants, Inc.                              77,075
             5,100  International Game Technology                        230,265

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            14,520  International Speedway Corp.                         578,477
             1,900  Las Vegas Sands Corp.(1)                             158,270
            21,788  McDonald's Corp.                                   1,178,948
            20,370  Speedway Motorsports Inc.                            594,804
            52,290  TUI Travel plc ORD(1)                                278,977
             4,673  WMS Industries Inc.(1)                               177,434
            12,277  Yum! Brands, Inc.                                    422,943
                                                                 ---------------
                                                                       4,352,493
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
             3,400  KB Home(2)                                            81,362
             6,300  Makita Corp. ORD                                     222,068
             1,100  Mohawk Industries Inc.(1)(2)                          78,551
            21,600  Newell Rubbermaid Inc.                               490,320
             8,000  Sharp Corp. ORD                                      145,722
             5,200  Sony Corp. ORD                                       242,909
             5,253  Tupperware Brands Corp.                              191,629
             1,830  Whirlpool Corp.                                      154,397
                                                                 ---------------
                                                                       1,606,958
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.7%
             2,020  Colgate-Palmolive Co.                                153,702
            20,600  Kimberly-Clark Corp.                               1,342,708
            29,913  Procter & Gamble Co. (The)                         1,979,643
            16,726  Reckitt Benckiser Group plc ORD                      905,558
             1,500  Uni-Charm Corp. ORD                                  109,589
                                                                 ---------------
                                                                       4,491,200
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.2%
            73,670  International Power plc ORD                          553,499
            12,200  NRG Energy Inc.(1)                                   503,494
                                                                 ---------------
                                                                       1,056,993
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.3%
             4,830  3M Co.                                               378,672
           201,548  General Electric Co.                               6,679,302
            30,000  Keppel Corp. Ltd. ORD                                225,905
             3,584  McDermott International, Inc.(1)                     187,156
             3,700  Siemens AG ORD                                       472,592
            15,061  Tyco International Ltd.                              603,344
                                                                 ---------------
                                                                       8,546,971
                                                                 ---------------
INSURANCE - 1.9%
             5,850  Ace, Ltd.                                            329,004
            15,160  Admiral Group plc ORD                                303,137
             8,000  Aflac Inc.                                           499,280
             1,060  Allianz SE ORD                                       186,053
            32,010  Allstate Corp.                                     1,527,837
            59,485  American International Group, Inc.                 2,787,467
             8,991  Arch Capital Group Ltd.(1)                           615,704

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             3,044  Aspen Insurance Holdings Ltd.                         88,093
            11,829  AXA SA ORD                                           399,121
            13,774  Axis Capital Holdings Ltd.                           507,847
            14,910  Chubb Corp.                                          758,919
             2,106  Endurance Specialty Holdings Ltd.                     82,766
             9,140  Genworth Financial Inc. Cl A                         211,865
            15,620  Hartford Financial Services
                    Group Inc. (The)                                   1,091,838
            12,400  Loews Corp.                                          518,816
            30,080  Marsh & McLennan
                    Companies, Inc.                                      766,138
            30,090  QBE Insurance Group Ltd. ORD                         621,245
               112  Sony Financial Holdings Inc.
                    ORD(1)                                               440,872
             8,400  Torchmark Corp.                                      506,184
             3,342  Travelers Companies, Inc. (The)                      155,102
            12,414  Unum Group                                           284,405
                                                                 ---------------
                                                                      12,681,693
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
             3,528  Amazon.com, Inc.(1)                                  227,450
             3,200  Priceline.com Inc.(1)                                364,864
                                                                 ---------------
                                                                         592,314
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.2%
             6,435  eBay Inc.(1)                                         169,627
             1,762  Google Inc. Cl A(1)                                  830,219
                                                                 ---------------
                                                                         999,846
                                                                 ---------------
IT SERVICES - 0.8%
            21,212  Accenture Ltd. Cl A                                  747,723
             4,100  DST Systems, Inc.(1)(2)                              288,066
             6,800  Fiserv, Inc.(1)                                      357,816
            25,289  International Business
                    Machines Corp.                                     2,879,405
             2,500  MasterCard Inc. Cl A(2)                              475,000
            30,247  Western Union Co. (The)                              629,138
                                                                 ---------------
                                                                       5,377,148
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS(3)
             2,314  Polaris Industries Inc.(2)                            88,349
            10,670  RC2 Corp.(1)                                         197,928
                                                                 ---------------
                                                                         286,277
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.5%
             2,700  Charles River Laboratories(1)                        158,166
             1,800  Covance Inc.(1)                                      151,938
             1,600  Illumina, Inc.(1)                                    115,856
             6,590  Invitrogen Corp.(1)                                  556,789
             3,000  Parexel International Corp.(1)                       164,850
            35,400  Thermo Fisher Scientific Inc.(1)                   1,979,922
                                                                 ---------------
                                                                       3,127,521
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MACHINERY - 1.2%
            16,862  AGCO Corp.(1)                                      1,093,669
            16,511  Caterpillar Inc.                                   1,194,240
             2,137  CNH Global N.V.                                      110,056
            10,024  Deere & Co.                                          854,145
            12,900  Dover Corp.                                          535,479
             8,900  Eaton Corp.                                          717,607
             4,700  Fanuc Ltd. ORD                                       436,881
             9,100  Flowserve Corp.                                      990,990
            13,220  GEA Group AG ORD(1)                                  432,132
            14,900  Ingersoll-Rand Company Ltd. Cl A                     623,714
             6,000  Kurita Water Industries Ltd. ORD                     189,301
             8,801  Parker-Hannifin Corp.                                568,809
             3,870  Valmont Industries, Inc.                             309,213
                                                                 ---------------
                                                                       8,056,236
                                                                 ---------------
MARINE - 0.1%
            36,000  Mitsui O.S.K. Lines, Ltd. ORD                        467,520
                                                                 ---------------
MEDIA - 0.7%
             2,132  DIRECTV Group, Inc. (The)(1)                          53,407
            10,976  DISH Network Corp. Cl A(1)                           325,438
            21,000  Gannett Co., Inc.                                    633,150
            12,718  Liberty Global, Inc. Series A(1)                     478,197
             1,274  Omnicom Group Inc.                                    56,910
            20,093  Reed Elsevier plc ORD                                252,238
            16,868  SES SA Fiduciary
                    Depositary Receipt(1)                                416,553
            55,100  Time Warner Inc.                                     860,111
            43,439  Viacom Inc. Cl B(1)                                1,726,700
                                                                 ---------------
                                                                       4,802,704
                                                                 ---------------
METALS & MINING - 0.6%
            20,170  BHP Billiton Ltd. ORD                                738,032
             9,583  Freeport-McMoRan Copper
                    & Gold, Inc.                                         966,541
            36,000  Kobe Steel Ltd. ORD                                  111,821
            18,570  Norsk Hydro ASA ORD                                  262,931
             8,500  Nucor Corp.                                          548,845
            40,570  Oxiana Ltd. ORD(2)                                   145,726
             6,230  Rio Tinto Ltd. ORD(2)                                777,074
             2,037  Southern Copper Corp.(2)                             232,442
            33,000  Sumitomo Metal
                    Industries Ltd. ORD                                  139,891
                                                                 ---------------
                                                                       3,923,303
                                                                 ---------------
MULTI-UTILITIES - 0.4%
             5,870  Ameren Corp.                                         250,649
            27,810  Puget Energy, Inc.                                   742,528
             7,630  Suez SA ORD                                          484,874
             5,350  Veolia Environnement ORD                             476,496
             9,110  Wisconsin Energy Corp.                               397,378
            10,260  XCEL Energy Inc.                                     203,353
                                                                 ---------------
                                                                       2,555,278
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 0.1%
             5,500  Family Dollar Stores, Inc.                           105,325
            10,600  Kohl's Corp.(1)                                      471,065
             1,900  PPR SA ORD                                           259,801
             3,040  Target Corp.                                         159,934
                                                                 ---------------
                                                                         996,125
                                                                 ---------------
OFFICE ELECTRONICS - 0.2%
            12,300  Canon, Inc. ORD                                      550,189
            57,201  Xerox Corp.                                          840,854
                                                                 ---------------
                                                                       1,391,043
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.1%
             4,100  Alpha Natural Resources, Inc.(1)                     166,214
             9,120  Apache Corp.                                       1,046,155
            43,520  BG Group plc ORD                                   1,025,947
            25,650  BP plc ADR                                         1,663,916
            42,358  Chevron Corp.                                      3,670,743
            40,051  ConocoPhillips                                     3,312,618
             3,200  Consol Energy Inc.                                   243,136
            10,100  Devon Energy Corp.                                 1,037,472
             4,950  EnCana Corp.                                         377,240
             6,980  ENI SpA ORD                                          241,478
             1,230  Equitable Resources Inc.                              75,793
           102,359  Exxon Mobil Corp.                                  8,906,256
            11,425  Occidental Petroleum Corp.                           883,952
             7,300  Quicksilver Resources Inc.(1)                        251,120
            28,890  Royal Dutch Shell plc ADR                          2,064,191
             3,000  Southwestern Energy Co.(1)                           195,690
             5,690  StatoilHydro ASA ORD                                 174,224
             3,330  Suncor Energy Inc. ORD                               343,351
            11,750  Total SA ORD                                         887,844
             3,200  Ultra Petroleum Corp.(1)                             251,104
             2,779  Valero Energy Corp.                                  160,543
             2,721  W&T Offshore Inc.                                     96,541
            12,100  XTO Energy Inc.                                      746,691
                                                                 ---------------
                                                                      27,822,219
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.2%
            16,590  Weyerhaeuser Co.                                   1,015,308
                                                                 ---------------
PERSONAL PRODUCTS - 0.1%
             3,030  L'Oreal SA ORD                                       359,267
                                                                 ---------------
PHARMACEUTICALS - 2.4%
            12,000  Abbott Laboratories                                  642,600
            11,068  Allergan, Inc.                                       655,558
            17,240  Bristol-Myers Squibb Co.                             389,796
            31,189  Eli Lilly and Company                              1,560,074
             5,170  Forest Laboratories, Inc.(1)                         205,611
             6,372  GlaxoSmithKline plc ORD                              139,797

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            70,635  Johnson & Johnson                                  4,376,544
             9,469  King Pharmaceuticals, Inc.(1)                        100,371
            12,500  Merck & Co., Inc.                                    553,750
             8,210  Novartis AG ORD                                      402,974
            24,890  Novo Nordisk AS B Shares ORD(2)                    1,705,078
           151,847  Pfizer Inc.                                        3,383,151
             3,442  Roche Holding AG ORD                                 675,073
            17,320  Sepracor Inc.(1)                                     371,860
            22,200  Wyeth                                                968,364
                                                                 ---------------
                                                                      16,130,601
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS(3)
             3,900  Annaly Capital Management Inc.                        80,691
            16,600  MFA Mortgage Investments, Inc.                       158,696
             2,600  Weingarten Realty Investors                           83,486
                                                                 ---------------
                                                                         322,873
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.1%
             4,600  AEON Mall Co., Ltd. ORD(2)                           112,686
            19,000  Sumitomo Realty &
                    Development Co. Ltd. ORD                             322,294
                                                                 ---------------
                                                                         434,980
                                                                 ---------------
ROAD & RAIL - 0.2%
             1,506  Burlington Northern
                    Santa Fe Corp.                                       132,197
             5,640  Canadian National Railway Co.                        297,679
             5,417  CSX Corp.                                            262,833
                40  East Japan Railway Co. ORD                           320,734
             8,150  Heartland Express, Inc.(2)                           113,937
             1,886  Norfolk Southern Corp.                                99,751
             1,955  Union Pacific Corp.                                  243,906
             4,800  YRC Worldwide Inc.(1)(2)                              66,048
                                                                 ---------------
                                                                       1,537,085
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.8%
            12,926  Amkor Technology Inc.(1)                             151,363
            16,100  Applied Materials, Inc.                              308,637
             4,352  ASML Holding N.V. ORD                                105,174
            70,609  Intel Corp.                                        1,408,650
            13,400  Intersil Corp. Cl A                                  311,818
             2,800  KLA-Tencor Corp.                                     117,628
            13,500  Linear Technology Corp.                              374,085
            13,800  MEMC Electronic Materials Inc.(1)                  1,052,664
            10,500  Microsemi Corp.(1)                                   228,375
            14,941  NVIDIA Corp.(1)                                      319,588
            28,028  Texas Instruments Inc.                               839,719
            14,851  Xilinx, Inc.                                         332,068
                                                                 ---------------
                                                                       5,549,769
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SOFTWARE - 1.2%
            25,800  Activision, Inc.(1)                                  703,050
             9,798  Adobe Systems Inc.(1)                                329,703
             4,000  Electronic Arts Inc.(1)                              189,160
             8,800  Informatica Corp.(1)                                 153,648
           100,051  Microsoft Corporation                              2,723,387
             3,100  Nintendo Co., Ltd. ORD                             1,538,238
            63,530  Oracle Corp.(1)                                    1,194,364
             4,570  SAP AG ORD                                           217,750
            30,314  Symantec Corp.(1)                                    510,488
             2,734  Ubisoft Entertainment SA ORD(1)                      229,224
                                                                 ---------------
                                                                       7,789,012
                                                                 ---------------
SPECIALTY RETAIL - 1.2%
             1,100  Advance Auto Parts, Inc.                              36,894
             6,800  Aeropostale Inc.(1)                                  182,648
             6,435  AutoZone, Inc.(1)                                    740,540
            17,588  Best Buy Co., Inc.                                   756,460
            33,400  Esprit Holdings Ltd. ORD                             418,050
            14,200  GameStop Corp. Cl A(1)                               601,512
            17,200  Gap, Inc. (The)                                      346,924
             6,000  Guess?, Inc.                                         246,780
            16,600  Home Depot, Inc. (The)                               440,730
             5,731  Inditex SA ORD                                       294,395
             3,800  J. Crew Group Inc.(1)                                152,190
            33,480  Lowe's Companies, Inc.                               802,516
            21,382  RadioShack Corp.                                     373,116
            22,800  Staples, Inc.                                        507,300
            34,653  TJX Companies, Inc. (The)                          1,108,896
             4,200  Tractor Supply Co.(1)                                157,248
            30,200  Urban Outfitters Inc.(1)                             869,156
             2,740  Yamada Denki Co. Ltd. ORD                            239,379
                                                                 ---------------
                                                                       8,274,734
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
            27,251  Burberry Group plc ORD                               226,138
             7,440  Compagnie Financiere Richemont
                    SA Cl A ORD                                          428,970
             6,500  Crocs, Inc.(1)(2)                                    158,080
             4,200  Gildan Activewear Inc.(1)                            158,382
             7,800  Luxottica Group SpA ORD(2)                           214,738
             6,200  VF Corp.                                             471,447
                                                                 ---------------
                                                                       1,657,755
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.2%
             2,530  Fannie Mae                                            69,955
            31,600  Freddie Mac                                          795,688
            11,700  MGIC Investment Corp.(2)                             173,277
            15,700  Washington Mutual, Inc.                              232,360
                                                                 ---------------
                                                                       1,271,280
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
TOBACCO - 0.4%
            13,629  Altria Group Inc.                                    996,824
            14,117  British American Tobacco plc ORD                     528,856
                60  Japan Tobacco Inc. ORD                               302,196
             7,900  Swedish Match AB ORD                                 184,380
             6,713  UST Inc.                                             364,449
                                                                 ---------------
                                                                       2,376,705
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.2%
            68,000  Marubeni Corp. ORD                                   512,851
            17,300  Mitsubishi Corp. ORD                                 526,953
                                                                 ---------------
                                                                       1,039,804
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.1%
            22,388  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD(2)                                            355,338
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.4%
             3,300  American Tower Corp. Cl A(1)                         126,852
                45  KDDI Corp. ORD                                       272,112
            11,221  NII Holdings, Inc.(1)                                445,810
             3,490  Rogers Communications Inc.
                    Cl B ORD                                             137,735
            26,696  SBA Communications Corp.
                    Cl A(1)                                              828,911
            41,000  Sprint Nextel Corp.                                  291,510
           197,300  Vodafone Group plc ORD                               633,632
                                                                 ---------------
                                                                       2,736,562
                                                                 ---------------
TOTAL COMMON STOCKS                                                  290,115,936
(Cost $258,803,983)                                              ---------------

PREFERRED STOCKS(3)
HOUSEHOLD PRODUCTS(3)
             3,410  Henkel KGaA ORD                                      150,986
(Cost $176,663)                                                  ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) - 14.5%
     $       9,071  FHLMC, 6.50%, 12/1/12                                  9,485
            71,596  FHLMC, 7.00%, 6/1/14                                  75,128
            92,127  FHLMC, 6.50%, 6/1/16                                  96,387
         2,323,562  FHLMC, 4.50%, 1/1/19(5)                            2,335,407
         2,406,351  FHLMC, 5.00%, 1/1/21(5)                            2,439,794
           970,124  FHLMC, 5.00%, 4/1/21(5)                              983,607
            17,244  FHLMC, 8.00%, 7/1/30                                  18,752
            67,784  FHLMC, 6.50%, 5/1/31                                  71,039
           807,812  FHLMC, 5.50%, 12/1/33(5)                             815,852
           328,444  FHLMC, 6.50%, 7/1/47                                 338,310
        21,331,124  FNMA, 6.00%,
                    settlement date 3/12/08(6)                        21,794,414
         7,918,000  FNMA, 6.50%,
                    settlement date 3/12/08(6)                         8,206,263
                75  FNMA, 6.50%, 4/1/11                                       78

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            18,315  FNMA, 6.50%, 5/1/11                                   19,070
             6,906  FNMA, 6.50%, 5/1/11                                    7,191
             8,039  FNMA, 6.50%, 5/1/11                                    8,370
             4,448  FNMA, 6.50%, 2/1/12                                    4,665
            12,741  FNMA, 6.50%, 4/1/12                                   13,361
            16,918  FNMA, 6.50%, 5/1/12                                   17,742
            60,287  FNMA, 6.00%, 4/1/14                                   62,445
            13,566  FNMA, 7.50%, 6/1/15                                   14,200
         1,329,961  FNMA, 4.50%, 5/1/19(5)                             1,336,966
         1,297,993  FNMA, 4.50%, 5/1/19(5)                             1,304,829
         2,066,775  FNMA, 5.00%, 9/1/20(5)                             2,094,251
             2,118  FNMA, 7.00%, 6/1/26                                    2,261
            21,733  FNMA, 7.50%, 3/1/27                                   23,563
            45,348  FNMA, 6.50%, 6/1/29                                   47,433
            77,512  FNMA, 7.00%, 7/1/29                                   82,780
            14,618  FNMA, 7.00%, 7/1/29                                   15,613
            42,961  FNMA, 7.00%, 3/1/30                                   45,885
             3,152  FNMA, 7.00%, 5/1/30                                    3,366
            49,264  FNMA, 7.50%, 8/1/30                                   53,270
            21,311  FNMA, 7.50%, 9/1/30                                   23,044
           168,048  FNMA, 6.50%, 9/1/31                                  175,643
            45,170  FNMA, 7.00%, 9/1/31                                   48,203
            65,495  FNMA, 6.50%, 1/1/32                                   68,402
           431,261  FNMA, 7.00%, 6/1/32                                  459,735
         1,656,797  FNMA, 5.50%, 6/1/33(5)                             1,673,229
         6,607,570  FNMA, 5.50%, 7/1/33(5)                             6,673,104
         2,895,096  FNMA, 5.50%, 8/1/33(5)                             2,923,809
           734,099  FNMA, 5.50%, 9/1/33(5)                               741,380
        10,891,801  FNMA, 5.00%, 11/1/33(5)                           10,778,701
         4,722,023  FNMA, 5.50%, 1/1/34(5)                             4,768,856
         5,992,202  FNMA, 5.00%, 8/1/35(5)                             5,916,683
         3,785,247  FNMA, 4.50%, 9/1/35(5)                             3,626,777
         5,155,150  FNMA, 5.00%, 2/1/36(5)                             5,090,179
         1,348,958  FNMA, 5.50%, 4/1/36(5)                             1,358,635
           394,893  FNMA, 5.00%, 10/1/36                                 389,261
         4,259,466  FNMA, 6.50%, 8/1/37(5)                             4,394,104
           159,786  FNMA, 6.50%, 6/1/47                                  163,631
           420,819  FNMA, 6.50%, 8/1/47                                  430,945
           576,949  FNMA, 6.50%, 8/1/47(5)                               591,193
           510,860  FNMA, 6.50%, 9/1/47(5)                               523,153
            70,302  FNMA, 6.50%, 9/1/47                                   71,994
           538,519  FNMA, 6.50%, 9/1/47(5)                               551,477
           922,888  FNMA, 6.50%, 9/1/47(5)                               945,095
           662,614  FNMA, 6.50%, 9/1/47                                  678,558
            10,961  GNMA, 7.00%, 1/15/24                                  11,789
             7,138  GNMA, 8.00%, 7/15/24                                   7,835
            13,149  GNMA, 8.00%, 9/15/24                                  14,432
             3,231  GNMA, 9.00%, 4/20/25                                   3,555
            33,774  GNMA, 7.00%, 9/15/25                                  36,345
            11,497  GNMA, 7.50%, 10/15/25                                 12,429
            20,380  GNMA, 7.50%, 2/15/26                                  22,029
             7,342  GNMA, 6.00%, 4/15/26                                   7,636
             5,709  GNMA, 7.50%, 5/15/26                                   6,171
            74,271  GNMA, 8.25%, 7/15/26                                  81,533
               873  GNMA, 9.00%, 8/20/26                                     961
            58,899  GNMA, 7.00%, 12/15/27                                 63,342
            20,318  GNMA, 6.50%, 2/15/28                                  21,387
             2,605  GNMA, 6.50%, 2/15/28                                   2,742
            13,241  GNMA, 6.50%, 3/15/28                                  13,938

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
             3,749  GNMA, 6.50%, 4/15/28                                   3,946
            20,913  GNMA, 6.00%, 5/15/28                                  21,743
            17,207  GNMA, 6.00%, 7/15/28                                  17,890
            52,136  GNMA, 6.00%, 10/15/28                                 54,206
            38,494  GNMA, 7.00%, 5/15/31                                  41,306
           532,313  GNMA, 5.50%, 11/15/32(5)                             545,672
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            96,398,455
(Cost $95,354,542)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(4) - 10.7%
         2,800,199  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(5)                                  2,812,419
        12,259,693  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.63%, 3/1/08                                        191,251
         2,000,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38                      1,943,914
         1,100,000  Banc of America Commercial
                    Mortgage Inc., Series 2006-6,
                    Class A3 SEQ, 5.37%, 12/10/16                      1,036,456
         2,800,000  Banc of America Commercial
                    Mortgage Inc., Series 2007-4,
                    Class A3 SEQ, 5.81%, 8/10/14(5)                    2,687,759
        16,394,428  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.75%, 3/1/08                                        414,517
         1,959,011  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 BBA7, Class A1, VRN,
                    3.23%, 3/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.11% with no caps (Acquired
                    6/5/06, Cost $1,959,011)(5)(7)                     1,907,657
         3,700,000  Bear Stearns Commercial
                    Mortgage Securities Trust,
                    Series 2006 PW14, Class A4 SEQ,
                    5.20%, 12/1/38(5)                                  3,465,927
         4,238,787  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON,
                    Series 1998 C2, Class X, VRN,
                    0.89%, 3/1/08                                        119,101
            80,308  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1,
                    VRN, 3.22%, 3/15/08, resets
                    monthly off the 1-month
                    LIBOR plus 0.10% with
                    no caps (Acquired 3/18/05,
                    Cost $80,308)(7)                                      80,175
            95,823  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1,
                    VRN, 3.27%, 3/15/08, resets
                    monthly off the 1-month
                    LIBOR plus 0.15% with
                    no caps (Acquired 11/18/05,
                    Cost $95,823)(7)                                      93,304
         5,733,533  Countrywide Home Loan
                    Mortgage Pass-Through Trust,
                    Series 2007-16, Class A1,
                    6.50%, 10/25/37(5)                                 5,805,730
         1,000,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2001 CK3, Class A4 SEQ,
                    6.53%, 6/15/34(5)                                  1,025,351
         1,300,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKN2, Class A3 SEQ,
                    6.13%, 4/15/37(5)                                  1,319,682
         1,200,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 3.30%, 3/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps (Acquired 7/24/07,
                    Cost $1,200,000)(5)(7)                             1,163,876
         2,185,587  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15(5)                                  2,211,464
         1,529,332  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14(5)                                  1,535,711
         1,400,000  FHLMC, Series 2926, Class
                    EW SEQ, 5.00%, 1/15/25(5)                          1,396,937
         1,060,198  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(5)                                 1,064,938
         1,412,942  FNMA, Series 2002-86, Class
                    KB SEQ, 5.00%, 5/25/16(5)                          1,430,173

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           742,958  FNMA, Series 2003-52, Class
                    KF SEQ, VRN, 3.54%, 3/25/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%(5)                                          745,472
         1,940,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17(5)                                  1,960,826
         3,368,137  FNMA, Series 2005-63, Class
                    HA SEQ, 5.00%, 4/25/23(5)                          3,449,299
         3,587,270  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(5)                    3,532,270
         1,890,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, 4.31%, 8/10/42(5)                    1,860,011
           905,141  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 3.23%, 3/5/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with
                    no caps (Acquired 12/14/06,
                    Cost $905,141)(5)(7)                                 868,535
           296,360  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1, VRN,
                    3.27%, 3/6/08, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with no caps                                   279,344
         3,750,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class
                    A3 SEQ, 3.85%, 5/15/27(5)                          3,565,696
         1,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C1, Class
                    A2 SEQ, 3.62%, 1/15/29(5)                          1,079,663
         3,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    4.57%, 6/15/29(5)                                  3,078,731
         1,605,753  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class
                    A2 SEQ, 4.82%, 4/15/30(5)                          1,591,280
         3,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class
                    A3 SEQ, 4.65%, 7/30/30(5)                          3,002,000
           400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class
                    A4 SEQ, 5.16%, 2/15/31                               377,609
           353,409  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    3.20%, 3/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $353,409)(7)                            340,071
            44,152  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33                                       45,854
         1,287,703  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    3.19%, 3/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps (Acquired
                    10/31/06, Cost $1,287,703)(5)(7)                   1,257,459
         1,154,705  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 3.26%, 3/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(5)                         1,108,219
         7,524,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(5)                        7,219,436
         1,125,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35(5)                                  1,127,870
         2,857,833  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2007-11,
                    Class A19 SEQ, 6.00%,
                    8/25/37(5)                                         2,932,068
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  71,128,055
(Cost $71,779,365)                                               ---------------

CORPORATE BONDS - 9.2%
AEROSPACE & DEFENSE - 0.3%
           334,000  Honeywell International Inc.,
                    5.30%, 3/15/17                                       344,754
           270,000  Honeywell International Inc.,
                    5.30%, 3/1/18                                        277,695

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           450,000  Lockheed Martin Corp.,
                    6.15%, 9/1/36                                        462,589
           625,000  United Technologies Corp.,
                    4.375%, 5/1/10                                       645,183
           541,000  United Technologies Corp.,
                    6.05%, 6/1/36                                        562,314
                                                                 ---------------
                                                                       2,292,535
                                                                 ---------------
AUTOMOBILES - 0.1%
           320,000  DaimlerChrysler N.A.
                    Holding Corp., 5.875%, 3/15/11                       334,319
           420,000  DaimlerChrysler N.A.
                    Holding Corp., 6.50%, 11/15/13                       454,304
                                                                 ---------------
                                                                         788,623
                                                                 ---------------
BEVERAGES - 0.4%
           690,000  Coca-Cola Co. (The),
                    5.35%, 11/15/17(5)                                   730,879
           530,000  Diageo Capital plc,
                    5.75%, 10/23/17(5)                                   546,528
           501,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03,
                    Cost $499,282)(5)(7)                                 502,860
           300,000  PepsiCo, Inc., 4.65%, 2/15/13                        315,005
           780,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $779,446)(7)                                    841,424
                                                                 ---------------
                                                                       2,936,696
                                                                 ---------------
CAPITAL MARKETS - 0.2%
           394,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                        395,867
           724,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(5)                                     731,920
                                                                 ---------------
                                                                       1,127,787
                                                                 ---------------
CHEMICALS - 0.1%
           400,000  Air Products and Chemicals, Inc.,
                    4.15%, 2/1/13                                        404,684
           280,000  Rohm and Haas Co.,
                    5.60%, 3/15/13                                       292,622
                                                                 ---------------
                                                                         697,306
                                                                 ---------------
COMMERCIAL BANKS - 0.5%
           530,000  PNC Bank N.A., 4.875%, 9/21/17                       497,744
           340,000  PNC Bank N.A., 6.00%, 12/7/17                        345,160
           390,000  PNC Funding Corp.,
                    5.125%, 12/14/10                                     404,172
           444,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                       429,242
           694,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                       677,369
           614,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                       630,201
           410,000  Wells Fargo & Co.,
                    4.375%, 1/31/13                                      414,356
                                                                 ---------------
                                                                       3,398,244
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES(3)
           270,000  Pitney Bowes, Inc.,
                    5.75%, 9/15/17                                       277,873
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.1%
           670,000  Hewlett-Packard Co.,
                    4.50%, 3/1/13                                        685,456
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 0.1%
           300,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      302,656
           600,000  American Express Centurion Bank,
                    5.55%, 10/17/12(5)                                   625,209
                                                                 ---------------
                                                                         927,865
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.7%
           985,000  Bank of America Corp.,
                    4.375%, 12/1/10(5)                                 1,016,085
           500,000  Bank of America N.A.,
                    5.30%, 3/15/17(5)                                    498,904
           430,000  Bank of America N.A.,
                    6.00%, 10/15/36                                      411,044
           405,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      434,138
           550,000  General Electric Capital Corp.,
                    5.625%, 9/15/17(5)                                   566,681
           614,000  John Deere Capital Corp.,
                    4.50%, 8/25/08(5)                                    616,927
           634,000  John Deere Capital Corp.,
                    5.50%, 4/13/17(5)                                    663,850
           530,000  Pricoa Global Funding I, 5.40%,
                    10/18/12 (Acquired 10/11/07,
                    Cost $528,945)(7)                                    560,728
                                                                 ---------------
                                                                       4,768,357
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.7%
           615,000  AT&T Corp., 7.30%, 11/15/11(5)                       682,739
           430,000  AT&T Inc., 6.80%, 5/15/36                            451,343
            77,000  BellSouth Corp., 6.875%, 10/15/31                     79,172
           400,000  British Telecommunications plc,
                    5.95%, 1/15/18                                       408,611
           260,000  Embarq Corp., 7.08%, 6/1/16                          259,336
           130,000  Qwest Corp., 7.875%, 9/1/11                          132,925
           130,000  Qwest Corp., 7.50%, 10/1/14                          129,350
           655,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       651,933
           280,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15                                       268,160
           340,000  Telefonica Emisiones SAU,
                    7.05%, 6/20/36                                       366,766
           362,000  Verizon Communications Inc.,
                    5.55%, 2/15/16                                       370,834
           270,000  Verizon Communications Inc.,
                    5.50%, 2/15/18                                       271,613
           257,000  Verizon Communications Inc.,
                    6.25%, 4/1/37                                        254,065
           410,000  Verizon Communications Inc.,
                    6.40%, 2/15/38                                       411,287
                                                                 ---------------
                                                                       4,738,134
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
           591,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15(5)                                     608,582
           287,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      298,093
           477,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17                                 476,943
           317,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        327,822
           270,000  Florida Power Corp.,
                    6.35%, 9/15/37                                       288,627
           410,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       394,311
           220,000  Toledo Edison Co., 6.15%, 5/15/37                    197,442
                                                                 ---------------
                                                                       2,591,820
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.1%
           400,000  Rockwell Automation, Inc.,
                    6.25%, 12/1/37                                       411,774
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
           420,000  CVS Caremark Corp.,
                    5.75%, 6/1/17                                        434,092

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           540,000  SYSCO Corp., 4.20%, 2/12/13                          549,019
           534,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                       550,166
           557,000  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27                                       559,512
           420,000  Wal-Mart Stores, Inc.,
                    6.50%, 8/15/37                                       449,754
                                                                 ---------------
                                                                       2,542,543
                                                                 ---------------
FOOD PRODUCTS - 0.5%
           825,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-11/28/05,
                    Cost $805,798)(5)(7)                                 827,358
           410,000  Cargill Inc., 5.20%, 1/22/13
                    (Acquired 1/16/08,
                    Cost $409,660)(7)                                    421,977
           740,000  General Mills, Inc.,
                    5.65%, 9/10/12(5)                                    778,882
           270,000  Kellogg Co., 6.60%, 4/1/11                           291,519
           400,000  Kellogg Co., 5.125%, 12/3/12                         420,570
           430,000  Kraft Foods Inc., 6.00%, 2/11/13                     453,472
                                                                 ---------------
                                                                       3,193,778
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
           780,000  Baxter Finco BV,
                    4.75%, 10/15/10(5)                                   813,774
           595,000  Baxter International Inc.,
                    5.90%, 9/1/16(5)                                     635,701
           270,000  Baxter International Inc.,
                    6.25%, 12/1/37                                       277,571
                                                                 ---------------
                                                                       1,727,046
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           680,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15(5)                        681,379
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.3%
           670,000  McDonald's Corp.,
                    5.35%, 3/1/18(5)                                     686,928
           270,000  McDonald's Corp.,
                    6.30%, 10/15/37                                      277,150
           710,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       683,872
           550,000  Yum! Brands, Inc.,
                    6.875%, 11/15/37                                     529,071
                                                                 ---------------
                                                                       2,177,021
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
           290,000  Kimberly-Clark Corp.,
                    6.125%, 8/1/17                                       316,387
           380,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37                                        378,100
                                                                 ---------------
                                                                         694,487
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.3%
         1,438,000  General Electric Co.,
                    5.00%, 2/1/13(5)                                   1,499,661
           270,000  General Electric Co.,
                    5.25%, 12/6/17                                       271,498
                                                                 ---------------
                                                                       1,771,159
                                                                 ---------------
INSURANCE - 0.5%
           860,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $858,314)(5)(7)                                 864,224

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           503,000  Hartford Financial Services
                    Group Inc. (The), 5.375%,
                    3/15/17(5)                                           485,001
           270,000  Hartford Financial Services
                    Group Inc. (The), 6.30%, 3/15/18                     273,436
           540,000  Lincoln National Corp.,
                    6.30%, 10/9/37(5)                                    504,118
           400,000  Prudential Financial, Inc.,
                    6.00%, 12/1/17                                       410,629
           320,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35                                       266,951
           290,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37                                       281,817
                                                                 ---------------
                                                                       3,086,176
                                                                 ---------------
IT SERVICES - 0.2%
           670,000  Computer Sciences Corp., 0.00%,
                    3/15/13 (Acquired 2/27/08,
                    Cost $666,670)(5)(7)                                 680,090
           560,000  International Business Machines
                    Corp., 5.70%, 9/14/17(5)                             591,365
                                                                 ---------------
                                                                       1,271,455
                                                                 ---------------
MACHINERY - 0.1%
           290,000  Atlas Copco AB, 5.60%,
                    5/22/17 (Acquired 5/15/07,
                    Cost $289,870)(7)                                    297,293
           270,000  Caterpillar Financial Services
                    Corp., 4.85%, 12/7/12                                281,464
                                                                 ---------------
                                                                         578,757
                                                                 ---------------
MEDIA - 0.5%
           582,000  Comcast Corp.,
                    5.90%, 3/15/16(5)                                    585,643
           300,000  News America Holdings,
                    7.75%, 1/20/24                                       333,704
           840,000  Rogers Cable Inc.,
                    6.25%, 6/15/13(5)                                    910,072
           860,000  Time Warner Cable Inc.,
                    5.40%, 7/2/12                                        869,602
           245,000  Time Warner Inc.,
                    5.50%, 11/15/11                                      248,266
            77,000  Time Warner Inc.,
                    7.625%, 4/15/31                                       82,317
                                                                 ---------------
                                                                       3,029,604
                                                                 ---------------
METALS & MINING - 0.1%
           550,000  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06-11/17/06,
                    Cost $550,329)(7)                                    564,603
           235,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $234,420)(7)                           226,425
                                                                 ---------------
                                                                         791,028
                                                                 ---------------
MULTI-UTILITIES - 0.4%
           270,000  CenterPoint Energy Resources
                    Corp., 6.125%, 11/1/17                               280,417
           380,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37                                 361,216
           541,000  Consolidated Edison Co. of
                    New York, Inc., Series 2006 C,
                    5.50%, 9/15/16(5)                                    559,547
           307,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      316,959
           550,000  NSTAR Electric Co.,
                    5.625%, 11/15/17                                     578,225
           320,000  Pacific Gas and Electric Co.,
                    6.05%, 3/1/34                                        319,332
           194,000  Pacific Gas and Electric Co.,
                    5.80%, 3/1/37                                        186,996
           260,000  Pacific Gas and Electric Co.,
                    6.35%, 2/15/38                                       268,298
                                                                 ---------------
                                                                       2,870,990
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 0.2%
           209,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12                                       203,074
           280,000  Kohl's Corp., 6.875%, 12/15/37                       258,058
           700,000  Macy's Retail Holdings, Inc.,
                    5.875%, 1/15/13(5)                                   690,369
                                                                 ---------------
                                                                       1,151,501
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
           290,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17                                       293,052
           270,000  Canadian Natural Resources Ltd.,
                    6.75%, 2/1/39                                        274,356
           935,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(5)                                     959,633
           310,000  Enterprise Products Operating L.P.,
                    6.30%, 9/15/17                                       324,565
           430,000  Nexen Inc., 6.40%, 5/15/37                           417,466
           729,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(5)                             788,327
           140,000  TransCanada PipeLines Ltd.,
                    6.20%, 10/15/37                                      136,001
           407,000  XTO Energy Inc., 5.30%, 6/30/15                      416,105
           324,000  XTO Energy Inc., 6.10%, 4/1/36                       322,472
                                                                 ---------------
                                                                       3,931,977
                                                                 ---------------
PHARMACEUTICALS - 0.5%
           580,000  Abbott Laboratories,
                    5.875%, 5/15/16(5)                                   624,431
           270,000  Abbott Laboratories,
                    6.15%, 11/30/37                                      281,506
         1,200,000  AstraZeneca plc,
                    5.40%, 9/15/12(5)                                  1,284,467
           420,000  AstraZeneca plc, 5.90%, 9/15/17                      452,293
           634,000  Wyeth, 5.95%, 4/1/37                                 625,766
                                                                 ---------------
                                                                       3,268,463
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
           580,000  ProLogis, 5.625%, 11/15/16                           534,304
                                                                 ---------------
ROAD & RAIL - 0.1%
           400,000  Union Pacific Corp.,
                    5.75%, 11/15/17                                      407,250
                                                                 ---------------
SOFTWARE - 0.1%
           302,000  Intuit Inc., 5.75%, 3/15/17                          300,421
           649,000  Oracle Corp., 5.00%, 1/15/11(5)                      672,874
                                                                 ---------------
                                                                         973,295
                                                                 ---------------
SPECIALTY RETAIL(3)
           280,000  Lowe's Companies, Inc.,
                    5.60%, 9/15/12                                       297,737
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
           373,000  Vodafone Group plc,
                    5.625%, 2/27/17                                      372,318
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 60,994,738
(Cost $59,657,780)                                               ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 7.9%
         2,530,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19(2)(5)                              3,524,806
         2,500,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(5)                                 3,545,118
         4,875,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)(5)                              6,458,995
           778,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(2)                                    982,894
         1,150,000  U.S. Treasury Bonds,
                    4.75%, 2/15/37(2)(5)                               1,212,532
         7,993,820  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(2)(5)                       8,834,426
         3,208,748  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12(2)(5)                        3,472,469
         5,797,374  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(2)(5)                        6,298,308
         9,445,000  U.S. Treasury Notes,
                    4.625%, 10/31/11(2)(5)                            10,281,769
         3,475,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(5)                                  3,754,088
         3,560,000  U.S. Treasury Notes,
                    4.75%, 8/15/17(2)(5)                               3,906,267
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        52,271,672
(Cost $48,716,420)                                               ---------------

MUNICIPAL SECURITIES - 2.6%
         4,300,000  Clark County School District GO,
                    Series 2004 D, (Building Bonds),
                    5.00%, 12/15/14, Prerefunded
                    at 100% of Par (MBIA)(8)                           4,648,472
         4,300,000  Clark County School District GO,
                    Series 2005 C, (Building Bonds),
                    5.00%, 12/15/15, Prerefunded
                    at 100% of Par (FSA)(8)                            4,661,931
         3,000,000  Gulf Gate Apartments Rev., VRDN,
                    3.12%, 3/6/08 (Acquired
                    9/29/03-11/10/03,
                    Cost $3,000,000)(5)(7)                             3,000,000
           800,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(5)                                     785,448
         3,200,000  Massachusetts GO, Series 2005 C,
                    5.00%, 9/1/15, Prerefunded at
                    100% of Par(8)                                     3,463,488
         1,060,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 3.95%, 3/5/08
                    (LOC: Keybank N.A.)(5)                             1,060,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            17,619,339
(Cost $17,630,299)                                               ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES (4) - 1.8%
         2,261,655  FHLMC, 6.80%, 8/1/36(5)                            2,314,992
         3,102,252  FHLMC, 5.99%, 11/1/36(5)                           3,184,241
         1,961,103  FNMA, 6.49%, 5/1/36(5)                             2,012,164
         1,291,093  FNMA, 6.42%, 9/1/36(5)                             1,338,702
         1,358,229  FNMA, 6.45%, 9/1/36(5)                             1,408,314
         1,574,661  FNMA, 5.97%, 6/1/37(5)                             1,617,574
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                     11,875,987
(Cost $11,789,198)                                               ---------------

ASSET-BACKED SECURITIES(4) - 1.4%
            37,238  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    3.20%, 3/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                    37,149

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           661,636  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    3.18%, 3/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(5)                                651,159
         1,170,498  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 3.18%, 3/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(5)                                         1,170,513
         2,200,000  Citibank Credit Card Issuance
                    Trust, Series 2007 A2, VRN,
                    3.06%, 5/21/08, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(5)                              2,165,176
         1,100,000  CNH Equipment Trust, Series
                    2007 C, Class A3A SEQ, 5.21%,
                    12/15/11(5)                                        1,121,932
            25,412  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 3.18%, 3/25/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                         25,342
           929,437  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    3.18%, 3/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(5)                                918,678
            73,627  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    3.20%, 3/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                    72,779
           613,886  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 3.32%,
                    4/25/08, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps                                         613,936
         1,020,752  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 3.34%,
                    4/25/08, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps(5)                                         1,021,280
         1,193,388  SLM Student Loan Trust, Series
                    2007-8, Class A1, VRN, 3.56%,
                    4/25/08, resets quarterly off the
                    3-month LIBOR plus 0.23% with
                    no caps(5)                                         1,185,929
           345,462  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 3.18%, 3/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps                              342,831
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          9,326,704
(Cost $9,371,208)                                                ---------------

COMMERCIAL PAPER(9) - 0.5%
         3,100,000  Cedar Springs Capital Co., 3.90%,
                    3/14/08 (Acquired 2/28/08,
                    Cost $3,094,963)(5)(7)                             3,095,629
(Cost $3,095,634)                                                ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 0.3%
         2,000,000  FNMA, 5.375%, 6/12/17(2)(5)                        2,180,130
(Cost $2,195,181)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.1%
            77,000  Hydro Quebec, 8.40%, 1/15/22                         104,951
           685,000  Province of Quebec,
                    5.00%, 7/17/09                                       709,140
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                   814,091
(Cost $783,077)                                                  ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 12.5%
        15,700,000  FHLB Discount Notes, 1.95%,
                    3/3/08(5)(9)                                      15,700,000

Repurchase Agreement, Bank of America
Securities, LLC (collateralized by various
U.S. Treasury obligations, 2.75%, 2/28/13,
valued at $34,594,486), in joint trading accout
at 1.55%, dated 2/29/08, due 3/3/08
(Delivery value $33,704,353)(5)                                       33,700,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 5.50%, 8/15/28, valued
at $34,676,806), in joint trading account at
1.70%, dated 2/29/08, due 3/3/08
(Delivery value $33,704,774)(5)                                       33,700,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      83,100,000
(Cost $83,098,299)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(11) - 9.2%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $25,006,417)                               25,000,000

Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.10%, dated 2/29/08,
due 3/3/08 (Delivery value $10,942,348)                               10,939,522

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 3.08%, dated 2/29/08, due 3/3/08
(Delivery value $25,006,417)                                          25,000,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         60,939,522
(Cost $60,939,522)                                               ---------------

TOTAL INVESTMENT SECURITIES - 114.3%                                 760,011,244
                                                                 ---------------
(Cost $723,391,171)

OTHER ASSETS AND LIABILITIES - (14.3)%                              (94,815,354)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  665,195,890
                                                                 ===============

FUTURES CONTRACTS
                                  Expiration     Underlying Face     Unrealized
Contracts Purchased                  Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
 34 S&P 500 E-Mini Futures        March 2008      $  2,270,350       $  (39,700)
503 U.S. Treasury 2-Year Notes    June 2008        108,105,703          927,012
466 U.S. Treasury 5-Year Notes    June 2008         53,240,500          716,483
                                                --------------------------------
                                                  $163,616,553       $1,603,795
                                                ================================

                                  Expiration     Underlying Face     Unrealized
Contracts Sold                       Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
 25 U.S. Long Bond                June 2008        $ 2,965,625        $ (24,269)
588 U.S. Treasury 10-Year Notes   June 2008         68,961,375         (755,379)
                                                --------------------------------
                                                   $71,927,000        $(779,648)
                                                ================================

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS
Notional                                                             Unrealized
Amount          Description of Agreement           Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$7,700,000      Pay quarterly a fixed rate equal   June 2012         $  406,631
                to 0.35% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of one of the
                issues of Dow Jones CDX N.A.
                Investment Grade 8, par value of
                the proportional notional amount.
 2,280,000      Pay quarterly a fixed rate equal   September 2012        37,309
                to 0.47% multiplied by the
                notional amount and receive from
                Deutsche Bank AG upon each
                default event of JPMorgan Chase
                & Co., par value of the
                proportional notional amount of
                JPMorgan Chase & Co., 4.75%,
                3/1/15.
 3,050,000      Pay quarterly a fixed rate equal   September 2012       161,828
                to 0.63% multiplied by the
                notional amount and receive from
                Deutsche Bank AG upon each
                default event of Morgan Stanley,
                par value of the proportional
                notional amount of Morgan
                Stanley, 6.60%, 4/1/12.
 3,050,000      Pay quarterly a fixed rate equal   September 2012       160,384
                to 1.32% multiplied by the
                notional amount and receive from
                Deutsche Bank AG upon each
                default event of Bear Stearns
                Companies Inc. (The), par value
                of the proportional notional
                amount of Bear Stearns Companies
                Inc. (The), 5.30%, 10/30/15.
 1,340,000      Pay quarterly a fixed rate equal   December 2012         23,496
                to 0.40% multiplied by the
                notional amount and receive from
                Bank of America N.A. upon each
                default event of FHLMC, par value
                of the proportional notional
                amount of FHLMC, VRN, 5.08%,
                2/7/11.
 1,100,000      Pay quarterly a fixed rate equal   December 2012         31,405
                to 0.70% multiplied by the
                notional amount and receive from
                Morgan Stanley Capital Services,
                Inc. upon each default event of
                Citigroup Inc., par value of the
                proportional notional amount
                of Citigroup Inc., 6.50%,
                1/18/11.
 1,000,000      Pay quarterly a fixed rate equal   December 2012         12,652
                to 0.72% multiplied by the
                notional amount and receive from
                Deutsche Bank AG upon each
                default event of Barclays Bank
                plc, par value of the
                proportional notional amount of
                Barclays Bank plc, VRN, 4.57%,
                10/27/08.
   690,000      Pay quarterly a fixed rate equal   December 2012         28,945
                to 0.73% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of American
                International Group, Inc., par
                value of the proportional
                notional amount of American
                International Group, Inc.,
                4.25%, 5/15/13.
   550,000      Pay quarterly a fixed rate equal   December 2012          9,306
                to 2.45% multiplied by the
                notional amount and receive from
                Bank of America N.A. upon each
                default event of Toll Brothers,
                Inc., par value of the
                proportional notional amount of
                Toll Brothers Finance Corp.,
                6.875%, 11/15/12.
   550,000      Pay quarterly a fixed rate equal   December 2012            564
                to 2.85% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of Toll Brothers,
                Inc., par value of the
                proportional notional amount of
                Toll Brothers Finance Corp.,
                6.875%, 11/15/12.
   280,000      Pay quarterly a fixed rate equal   March 2013             3,233
                to 0.70% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of Rohm & Haas
                Company, par value of the
                proportional notional amount of
                Rohm & Haas Company, 7.85%,
                7/15/29.

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
Notional                                                             Unrealized
Amount          Description of Agreement           Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$3,200,000      Pay quarterly a fixed rate equal   March 2017        $   90,375
                to 0.12% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of Pfizer Inc.,
                par value of the proportional
                notional amount of Pfizer Inc.,
                4.65%, 3/1/18.
 1,520,000      Pay quarterly a fixed rate equal   September 2017        93,538
                to 0.64% multiplied by the
                notional amount and receive from
                Deutsche Bank AG upon each
                default event of JPMorgan Chase
                & Co., par value of the
                proportional notional amount of
                JPMorgan Chase & Co., 6.75%,
                2/1/11.
                                                                    ------------
                                                                     $1,059,666
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CDX = Credit Derivative Indexes
CVA = Certificaten Van Aandelen
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MBIA = MBIA Insurance Corporation
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 29, 2008.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective February 29, 2008.
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 29, 2008. The aggregate value of securities on loan at February 29, 2008, was $60,571,133.
(3) Category is less than 0.05% of total net assets.
(4) Final maturity indicated, unless otherwise noted.
(5) Security, or a portion thereof, has been segregated for forward commitments, futures contracts, swap agreements and/or when-issued securities.
(6) Forward commitment.
(7) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 29,
    2008, was $17,593,688, which represented 2.6% of total net assets.
(8) Escrowed to maturity in U.S. government securities or state and local government securities.
(9) The rate indicated is the yield to maturity at purchase.
(10) When-issued security.
(11) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of
Directors or its designee, in accordance with procedures adopted by the Board of
Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of February
29, 2008:

                                                                UNREALIZED GAIN
                                                   VALUE OF     (LOSS) ON OTHER
                                                  INVESTMENT       FINANCIAL
              VALUATION INPUTS                    SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                         $ 233,606,644     $   824,147
Level 2 - Other Significant Observable Inputs     526,404,600       1,059,666
Level 3 - Significant Unobservable Inputs                   -               -
                                               ---------------------------------
                                                $ 760,011,244     $ 1,883,813
                                               =================================
*Includes futures contracts and swap agreements.

3. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 729,585,728
                                                                 ===============
Gross tax appreciation of investments                             $  49,960,957
Gross tax depreciation of investments                               (19,535,441)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  30,425,516
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: MODERATE FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 61.0%
AEROSPACE & DEFENSE - 1.7%
            15,500  Alliant Techsystems Inc.(1)                   $    1,626,570
           151,074  BE Aerospace, Inc.(1)                              5,181,838
            53,162  Boeing Co.                                         4,401,282
            11,397  Elbit Systems Ltd. ORD                               650,815
            33,440  Finmeccanica SpA ORD                               1,028,380
            52,500  Honeywell International Inc.                       3,020,850
            28,539  Lockheed Martin Corp.                              2,945,225
            25,900  Northrop Grumman Corp.                             2,035,999
            23,800  Precision Castparts Corp.                          2,627,282
            68,500  Raytheon Co.                                       4,441,540
            45,100  United Technologies Corp.                          3,180,001
                                                                 ---------------
                                                                      31,139,782
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.2%
             3,574  C.H. Robinson Worldwide Inc.                         181,452
             7,457  FedEx Corp.                                          657,185
            35,220  United Parcel Service, Inc. Cl B                   2,473,853
                                                                 ---------------
                                                                       3,312,490
                                                                 ---------------
AIRLINES - 0.2%
            43,000  Continental Airlines, Inc. Cl B(1)                 1,039,740
            62,710  easyJet plc ORD(1)                                   509,284
           121,132  Southwest Airlines Co.                             1,485,078
                                                                 ---------------
                                                                       3,034,102
                                                                 ---------------
AUTO COMPONENTS - 0.4%
            63,600  ArvinMeritor, Inc.(2)                                718,044
            15,390  Autoliv, Inc.                                        767,961
            71,700  BorgWarner, Inc.                                   3,090,987
             7,541  Continental AG ORD                                   735,653
            38,205  Magna International Inc. Cl A                      2,796,988
                                                                 ---------------
                                                                       8,109,633
                                                                 ---------------
AUTOMOBILES - 0.4%
            28,670  Fiat SpA ORD                                         602,081
            11,800  Honda Motor Co., Ltd. ORD                            360,175
            73,000  Isuzu Motors Ltd. ORD                                332,430
           357,500  PT Astra International Tbk ORD                     1,068,073
             6,314  Renault SA ORD(2)                                    674,161
             8,730  Thor Industries Inc.(2)                              266,090
            77,100  Toyota Motor Corp. ORD                             4,193,372
                                                                 ---------------
                                                                       7,496,382
                                                                 ---------------
BEVERAGES - 1.4%
           114,945  Anheuser-Busch Companies, Inc.                     5,412,760
           128,697  Coca-Cola Co. (The)                                7,523,627
           106,840  Coca-Cola Enterprises Inc.                         2,610,101

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            22,190  Coca-Cola Hellenic Bottling Co.
                    SA ORD                                               976,724
            65,121  Compania Cervecerias Unidas
                    SA ORD                                               451,378
             8,770  Heineken N.V. ORD                                    494,825
           113,791  Pepsi Bottling Group Inc.                          3,870,032
            35,335  PepsiAmericas, Inc.                                  893,976
            57,659  PepsiCo, Inc.                                      4,010,760
           246,000  Tsingtao Brewery Co. Ltd.
                    H Shares ORD(2)                                      713,908
                                                                 ---------------
                                                                      26,958,091
                                                                 ---------------
BIOTECHNOLOGY - 0.9%
            24,900  Alexion Pharmaceuticals Inc.(1)                    1,509,189
            43,660  Amgen Inc.(1)                                      1,987,403
            77,900  BioMarin Pharmaceutical Inc.(1)                    2,963,316
            23,117  Cephalon, Inc.(1)                                  1,394,880
           100,260  CSL Ltd. ORD                                       3,367,230
            95,997  Gilead Sciences, Inc.(1)                           4,542,578
            56,200  Millennium
                    Pharmaceuticals, Inc.(1)                             786,238
            24,700  Onyx Pharmaceuticals, Inc.(1)                        674,804
                                                                 ---------------
                                                                      17,225,638
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            42,300  Daikin Industries Ltd. ORD                         1,891,354
            38,050  Kingspan Group plc ORD                               516,123
            56,980  Masco Corp.                                        1,064,956
                                                                 ---------------
                                                                       3,472,433
                                                                 ---------------
CAPITAL MARKETS - 2.0%
             5,720  AllianceBernstein Holding L.P.                       354,926
             9,240  Ameriprise Financial Inc.                            467,914
            20,400  Bank of New York
                    Mellon Corp. (The)                                   894,948
             9,780  Bear Stearns
                    Companies Inc. (The)                                 781,031
             7,500  BlackRock, Inc.                                    1,449,375
            61,154  Egyptian Financial Group -
                    Hermes Holding SAE ORD                               710,386
            14,500  GFI Group Inc.(1)                                  1,109,975
            13,838  Goldman Sachs Group, Inc. (The)                    2,347,340
            76,820  ICAP plc ORD                                         955,733
           120,200  Invesco Ltd.                                       3,078,322
            38,330  Julius Baer Holding AG ORD                         2,833,685
            29,649  Knight Capital Group, Inc. Cl A(1)                   475,273
             6,980  Legg Mason, Inc.                                     460,959
           156,963  Man Group plc ORD                                  1,711,575
            48,430  Merrill Lynch & Co., Inc.                          2,400,191
             2,661  Mirae Asset Securities Co.
                    Ltd. ORD(1)                                          377,746
           146,496  Morgan Stanley                                     6,170,411
            53,471  Northern Trust Corp.                               3,616,244
            56,872  State Street Corp.                                 4,467,296
            16,244  UBS AG ORD                                           531,172
            50,600  Waddell & Reed Financial, Inc.
                    Cl A                                               1,585,804
                                                                 ---------------
                                                                      36,780,306
                                                                 ---------------
CHEMICALS - 2.0%
             7,470  BASF SE ORD                                          946,701

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            28,563  Celanese Corp., Series A                           1,111,101
             3,230  CF Industries Holdings, Inc.                         394,318
            62,580  du Pont (E.I.) de Nemours & Co.                    2,904,964
             6,420  International Flavors &
                    Fragrances Inc.                                      276,895
            84,183  Israel Chemicals Ltd. ORD                          1,169,710
             8,507  K+S AG ORD                                         2,434,648
            70,500  Kuraray Co. Ltd. ORD                                 838,428
            13,660  Linde AG ORD                                       1,812,035
            12,344  Minerals Technologies Inc.                           744,096
            80,447  Monsanto Co.                                       9,306,109
            29,088  Mosaic Co. (The)(1)                                3,237,494
             8,462  Potash Corp. of
                    Saskatchewan ORD                                   1,345,118
            25,200  PPG Industries, Inc.                               1,561,896
            15,725  Syngenta AG ORD                                    4,503,439
            31,583  Terra Industries Inc.(1)                           1,427,867
            38,618  Uralkali GDR(1)                                    1,546,084
            20,250  Yara International ASA ORD                         1,130,259
                                                                 ---------------
                                                                      36,691,162
                                                                 ---------------
COMMERCIAL BANKS - 2.5%
            27,028  Anglo Irish Bank Corp. plc ORD                       382,117
            15,080  Associated Banc-Corp                                 375,794
            43,900  Banco do Brasil SA ORD                               731,688
           108,930  Banco Santander Central Hispano
                    SA ORD                                             1,948,333
            13,990  BB&T Corporation                                     435,509
             6,412  BRE Bank SA ORD(1)                                 1,138,597
           782,100  Bumiputra - Commerce Holdings
                    Bhd ORD                                            2,541,440
           715,000  China Merchants Bank Co., Ltd.
                    Cl H ORD                                           2,469,323
             9,738  Credicorp Ltd.                                       723,826
           186,159  Grupo Financiero Banorte,
                    SAB de CV ORD                                        773,504
            54,600  Hang Seng Bank Ltd. ORD                            1,031,556
            32,000  HSBC Holdings plc                                    487,189
            23,791  ICICI Bank Ltd. ADR                                1,233,325
           670,000  Industrial and Commercial Bank
                    of China Ltd. H Shares ORD                           463,886
           200,200  Kasikornbank PCL ORD                                 552,853
            20,770  KBC Groupe ORD                                     2,603,678
             4,309  Komercni Banka AS ORD                              1,061,102
            73,760  Marshall & Ilsley Corp.                            1,711,232
            48,360  National Bank of Greece SA ORD                     2,632,662
            35,300  National City Corp.                                  559,858
           106,000  Oversea-Chinese
                    Banking Corp. ORD                                    573,382
            19,500  PNC Financial Services Group                       1,197,885
            40,905  Royal Bank of Canada                               2,049,341
             8,868  Societe Generale ORD(2)                              950,757
             2,217  Societe Generale -
                    new shares ORD(1)(11)                                243,773
            49,450  South Financial Group Inc.
                    (The)(2)                                             713,564
            29,080  Standard Chartered plc ORD                           956,599
            21,590  SunTrust Banks, Inc.                               1,255,027
           186,899  Turkiye Garanti Bankasi AS ORD                     1,115,632
            86,380  U.S. Bancorp                                       2,765,888
            36,700  Unibanco-Uniao de Bancos
                    Brasileiros SA ORD                                   497,075
            66,100  Wachovia Corp.                                     2,023,982
           227,658  Wells Fargo & Co.                                  6,654,442

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            24,850  Westpac Banking Corp. ORD                            530,608
             9,560  Zions Bancorporation                                 456,490
                                                                 ---------------
                                                                      45,841,917
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.8%
            46,850  Aggreko plc ORD                                      545,757
            37,410  Avery Dennison Corp.                               1,919,881
            63,519  Capita Group plc ORD                                 822,796
            55,500  FTI Consulting, Inc.(1)                            3,524,251
            20,810  Pitney Bowes, Inc.                                   744,582
            75,628  R.R. Donnelley & Sons Company                      2,407,239
            15,410  Republic Services, Inc.                              470,467
               570  SGS SA ORD                                           764,956
            82,590  Waste Management, Inc.                             2,711,430
             1,692  Watson Wyatt Worldwide, Inc.
                    Cl A                                                  89,761
                                                                 ---------------
                                                                      14,001,120
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.0%
           456,000  AAC Acoustic Technology
                    Holdings Inc. ORD(1)                                 434,218
            56,600  ADC Telecommunications, Inc.(1)                      773,722
           175,068  Cisco Systems Inc.(1)                              4,266,406
            69,500  Corning Inc.                                       1,614,485
            95,200  JDS Uniphase Corp.(1)                              1,251,880
            44,900  Juniper Networks, Inc.(1)                          1,204,218
            56,250  Motorola, Inc.                                       560,813
            63,340  Nokia Oyj ORD                                      2,279,790
            95,300  QUALCOMM Inc.                                      4,037,861
            18,970  Research In Motion Ltd.(1)                         1,969,086
                                                                 ---------------
                                                                      18,392,479
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.4%
            67,437  Apple Inc.(1)                                      8,430,974
            93,100  Dell Inc.(1)                                       1,848,035
            19,020  Diebold, Inc.                                        458,762
           106,800  EMC Corp.(1)                                       1,659,672
           173,296  Hewlett-Packard Co.                                8,278,350
            35,991  Lexmark International, Inc. Cl A(1)                1,188,783
            86,717  Seagate Technology                                 1,870,486
            27,937  Sun Microsystems, Inc.(1)                            458,167
            31,236  Western Digital Corp.(1)                             964,255
           686,229  Wistron Corp. ORD                                  1,117,149
                                                                 ---------------
                                                                      26,274,633
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.8%
            71,820  AMEC plc ORD                                       1,096,483
           362,581  Boart Longyear Group ORD(1)                          678,225
            35,680  Chicago Bridge & Iron Company
                    New York Shares                                    1,659,834
           270,000  China Communications
                    Construction Co. Ltd.
                    H Shares ORD                                         690,714
             5,019  Daelim Industrial Co., Ltd. ORD                      777,444
             4,871  Fluor Corp.                                          678,287
            53,402  Foster Wheeler Ltd.(1)                             3,495,160
             9,531  Orascom Construction
                    Industries ORD                                     1,146,690

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
         4,195,000  PT Truba Alam Manunggal
                    Engineering Tbk ORD(1)                               535,973
            70,321  Quanta Services, Inc.(1)                           1,679,265
            18,800  Shaw Group Inc. (The)(1)                           1,210,344
            15,140  Vinci SA ORD                                       1,044,675
                                                                 ---------------
                                                                      14,693,094
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.2%
           630,202  Asia Cement Corp. ORD                              1,047,254
           334,000  China National Building
                    Material Co. Ltd. Cl H ORD                         1,040,560
            15,020  Holcim Ltd. ORD                                    1,528,242
                                                                 ---------------
                                                                       3,616,056
                                                                 ---------------
CONSUMER FINANCE - 0.5%
            85,679  American Express Co.                               3,624,221
            58,505  Capital One Financial Corp.                        2,692,985
            71,351  Discover Financial Services                        1,076,687
           123,850  Redecard SA ORD                                    1,911,865
                                                                 ---------------
                                                                       9,305,758
                                                                 ---------------
CONTAINERS & PACKAGING - 0.7%
           127,290  Bemis Co., Inc.                                    3,159,338
           178,157  Owens-Illinois Inc.(1)                            10,056,962
            22,095  Rock-Tenn Co. Cl A                                   592,809
                                                                 ---------------
                                                                      13,809,109
                                                                 ---------------
DISTRIBUTORS(3)
            16,390  Genuine Parts Co.                                    676,088
                                                                 ---------------
DIVERSIFIED(3)
             6,600  iShares Russell 1000 Growth
                    Index Fund                                           363,330
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.3%
            17,900  Apollo Group, Inc. Cl A(1)                         1,098,702
            16,400  DeVry Inc.                                           720,616
            54,400  H&R Block, Inc.                                    1,014,560
             4,216  MegaStudy Co., Ltd. ORD                            1,455,617
             4,600  Strayer Education, Inc.                              716,220
                                                                 ---------------
                                                                       5,005,715
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.1%
            15,090  Babcock & Brown Ltd. ORD(2)                          237,730
           286,506  Bank of America Corp.                             11,385,747
            37,300  Bolsa de Mercadorias e Futuros -
                    BM&F SA ORD                                          404,823
           297,043  Citigroup Inc.                                     7,042,890
             2,100  CME Group Inc.                                     1,077,930
            19,820  Deutsche Boerse AG ORD                             3,097,570
             5,700  IntercontinentalExchange Inc.(1)                     742,710
           299,926  JPMorgan Chase & Co.                              12,191,991

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            14,520  McGraw-Hill
                    Companies, Inc. (The)                                594,304
            18,400  Nasdaq Stock
                    Market, Inc. (The)(1)                                763,784
         1,002,000  Yuanta Financial Holding Co.,
                    Ltd. ORD(1)                                          893,272
                                                                 ---------------
                                                                      38,432,751
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.4%
           427,351  AT&T Inc.                                         14,884,634
           409,742  Axtel, SAB de CV ORD(1)                              907,877
             1,831  CenturyTel Inc.                                       66,264
             8,000  Embarq Corp.                                         335,520
            19,900  GVT Holding SA ORD(1)                                429,720
            27,800  Koninklijke KPN N.V. ORD                             525,281
            76,400  Telefonica SA ORD                                  2,213,007
           175,961  Verizon Communications Inc.                        6,390,904
                                                                 ---------------
                                                                      25,753,207
                                                                 ---------------
ELECTRIC UTILITIES - 1.2%
            15,700  Allegheny Energy, Inc.                               795,519
            41,417  CEZ AS ORD                                         3,086,893
            30,267  Duke Energy Corp.                                    530,883
             7,581  Edison International                                 374,501
            36,086  Entergy Corp.                                      3,707,476
            37,343  Exelon Corporation                                 2,795,124
            26,624  FPL Group, Inc.                                    1,605,161
            15,550  IDACORP, Inc.(2)                                     463,390
            44,700  PPL Corporation                                    2,028,486
           168,983  Reliant Energy, Inc.(1)                            3,852,812
            82,810  Scottish and Southern Energy
                    plc ORD                                            2,428,215
            10,370  Southern Co.                                         358,076
            29,620  Westar Energy Inc.                                   673,263
                                                                 ---------------
                                                                      22,699,799
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.4%
            79,100  ABB Ltd. ORD                                       1,970,778
            12,380  ALSTOM Co. ORD                                     2,597,018
            48,381  Bharat Heavy Electricals Ltd. ORD                  2,743,080
            48,700  Cooper Industries, Ltd. Cl A                       2,041,991
           108,286  Emerson Electric Co.                               5,518,255
            10,900  First Solar Inc.(1)                                2,236,680
            15,340  Gamesa Corporacion
                    Tecnologica SA ORD                                   623,159
            18,460  Hubbell Inc. Cl B                                    837,530
            66,000  JA Solar Holdings Co., Ltd. ADR(1)                   943,140
            76,000  Mitsubishi Electric Corp. ORD                        693,873
            14,830  Q-Cells AG ORD(1)                                  1,181,961
             4,940  Schneider Electric SA ORD                            562,185
            38,300  Vestas Wind Systems AS ORD(1)                      3,908,073
                                                                 ---------------
                                                                      25,857,723
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.7%
           751,000  AU Optronics Corp. ORD                             1,442,891
           110,600  Flextronics International Ltd.(1)                  1,121,484
           531,920  Hon Hai Precision Industry Co.,
                    Ltd. ORD                                           3,163,766

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            58,190  Molex Inc.                                         1,311,021
           128,182  Tyco Electronics Ltd.                              4,217,188
                                                                 ---------------
                                                                      11,256,350
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.5%
             4,441  Aban Offshore Ltd. ORD(1)                            451,779
            49,750  Aker Kvaerner ASA ORD                              1,186,395
            17,400  Cameron International Corp.(1)                       739,152
           262,000  China Oilfield Services Ltd. ORD                     511,355
             9,378  Core Laboratories N.V.(1)(2)                       1,140,365
            76,060  Dresser-Rand Group Inc.(1)                         2,591,364
            18,245  FMC Technologies Inc.(1)                           1,033,762
            30,389  Halliburton Co.                                    1,163,899
            17,100  Helmerich & Payne, Inc.                              766,593
           119,200  KNM Group Bhd ORD(1)                                 224,841
            95,782  National Oilwell Varco, Inc.(1)                    5,967,219
            22,965  OAO TMK GDR                                          788,399
            32,200  Patterson-UTI Energy Inc.                            764,106
            89,364  Saipem SpA ORD                                     3,643,297
         1,866,100  SapuraCrest Petroleum Bhd ORD                        703,908
            38,801  Schlumberger Ltd.                                  3,354,346
            13,200  Transocean Inc.                                    1,854,732
            16,900  Weatherford International Ltd.(1)                  1,164,748
            11,130  WorleyParsons Ltd. ORD                               380,631
                                                                 ---------------
                                                                      28,430,891
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.3%
         6,697,000  Alliance Global Group Inc. ORD(1)                    713,155
            46,800  Costco Wholesale Corp.                             2,897,856
            49,200  Kroger Co. (The)                                   1,193,100
            12,180  Metro AG ORD                                       1,018,744
            29,262  Safeway Inc.                                         840,990
             1,317  Shinsegae Co. Ltd. ORD                               815,227
            19,389  Shoppers Drug Mart Corp. ORD                         990,919
            43,985  SYSCO Corp.                                        1,234,219
           425,964  Tesco plc ORD                                      3,361,867
            31,800  Walgreen Co.                                       1,161,018
           172,660  Wal-Mart Stores, Inc.                              8,562,209
            21,657  X5 Retail Group N.V. GDR(1)                          727,882
                                                                 ---------------
                                                                      23,517,186
                                                                 ---------------
FOOD PRODUCTS - 1.1%
            30,540  Campbell Soup Co.                                    986,137
           357,000  China Yurun Food
                    Group Ltd. ORD(2)                                    441,306
            85,360  ConAgra Foods, Inc.                                1,886,456
            17,923  Flowers Foods Inc.                                   406,135
            46,416  General Mills, Inc.                                2,598,832
            12,140  Groupe Danone ORD                                    954,749
            34,020  H.J. Heinz Co.                                     1,500,622
            31,990  Hershey Co. (The)                                  1,186,189
            14,293  Hormel Foods Corp.                                   584,012
           137,590  Kraft Foods Inc. Cl A                              4,288,680
             8,390  Nestle SA ORD                                      4,004,546

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            12,180  Unilever N.V. CVA                                    377,127
            51,700  Unilever N.V. New York Shares                      1,607,870
                                                                 ---------------
                                                                      20,822,661
                                                                 ---------------
GAS UTILITIES - 0.2%
         3,086,000  China Gas Holdings Ltd. ORD                        1,015,628
            19,926  ONEOK, Inc.                                          927,954
             2,050  Southwest Gas Corp.                                   52,460
            38,578  WGL Holdings Inc.                                  1,203,247
                                                                 ---------------
                                                                       3,199,289
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
           141,122  Baxter International Inc.                          8,329,021
            25,780  Beckman Coulter, Inc.                              1,740,150
            90,070  Becton, Dickinson & Co.                            8,144,129
            20,200  C.R. Bard, Inc.                                    1,914,758
            41,900  DENTSPLY International Inc.                        1,635,776
             9,100  Gen-Probe Inc.(1)                                    435,071
             7,600  Idexx Laboratories, Inc.(1)                          421,572
             3,300  Intuitive Surgical Inc.(1)                           930,336
            60,200  Medtronic, Inc.                                    2,971,472
             4,412  Mettler-Toledo
                    International, Inc.(1)                               431,052
             7,030  Sonova Holding AG ORD                                666,912
            16,100  Terumo Corp. ORD                                     873,515
                                                                 ---------------
                                                                      28,493,764
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.9%
             4,991  AMERIGROUP Corp.(1)                                  179,676
            83,181  Express Scripts, Inc.(1)                           4,915,997
            38,650  Fresenius Medical Care AG & Co.
                    KGaA ORD                                           2,030,193
            47,767  Humana Inc.(1)                                     3,263,919
            22,520  LifePoint Hospitals Inc.(1)                          564,351
            72,300  Medco Health Solutions Inc.(1)                     3,203,613
            12,300  Quest Diagnostics Inc.                               586,341
            17,450  Universal Health Services, Inc.
                    Cl B                                                 932,179
            16,900  VCA Antech Inc.(1)                                   542,659
            21,061  WellCare Health Plans Inc.(1)                      1,005,452
                                                                 ---------------
                                                                      17,224,380
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
             8,940  Accor SA ORD                                         634,956
            37,700  Bally Technologies, Inc.(1)                        1,429,207
             8,131  Choice Hotels International Inc.                     263,851
           186,800  Compass Group plc ORD                              1,207,519
             5,900  Darden Restaurants, Inc.                             181,897
            24,000  International Game Technology                      1,083,600
            33,180  International Speedway Corp.                       1,321,891
             9,100  Las Vegas Sands Corp.(1)                             758,030
            95,673  McDonald's Corp.                                   5,176,865
            11,170  Modetour Network Inc. ORD                            513,747
            30,667  Orascom Hotels &
                    Development ORD                                      495,795
            46,170  Speedway Motorsports Inc.                          1,348,164

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           185,630  TUI Travel plc ORD(1)                                990,371
            21,512  WMS Industries Inc.(1)                               816,811
            61,353  Yum! Brands, Inc.                                  2,113,611
                                                                 ---------------
                                                                      18,336,315
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
            15,200  KB Home(2)                                           363,736
            13,700  Makita Corp. ORD                                     482,911
             5,200  Mohawk Industries Inc.(1)(2)                         371,332
            52,200  Newell Rubbermaid Inc.                             1,184,940
            18,800  Rossi Residencial SA ORD                             433,320
             9,400  Sony Corp. ORD                                       439,104
            25,793  Tupperware Brands Corp.                              940,929
             4,170  Whirlpool Corp.(2)                                   351,823
                                                                 ---------------
                                                                       4,568,095
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.9%
            10,084  Colgate-Palmolive Co.                                767,292
            47,090  Kimberly-Clark Corp.                               3,069,326
           136,888  Procter & Gamble Co. (The)                         9,059,248
            54,255  Reckitt Benckiser Group plc ORD                    2,937,407
             8,400  Uni-Charm Corp. ORD                                  613,700
                                                                 ---------------
                                                                      16,446,973
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.2%
           245,140  International Power plc ORD                        1,841,791
            28,700  NRG Energy Inc.(1)                                 1,184,449
                                                                 ---------------
                                                                       3,026,240
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.4%
            11,030  3M Co.                                               864,752
            32,985  Barloworld Ltd. ORD                                  399,289
            87,586  Enka Insaat ve Sanayi AS ORD                       1,329,447
           575,216  General Electric Co.                              19,062,658
           161,000  Keppel Corp. Ltd. ORD                              1,212,359
            16,888  McDermott International, Inc.(1)                     881,891
             9,250  Siemens AG ORD                                     1,181,481
            50,944  Tyco International Ltd.                            2,040,817
                                                                 ---------------
                                                                      26,972,694
                                                                 ---------------
INSURANCE - 2.1%
            29,449  Ace, Ltd.                                          1,656,212
            54,810  Admiral Group plc ORD                              1,095,973
            37,000  Aflac Inc.                                         2,309,170
            74,760  Allstate Corp.                                     3,568,295
           145,541  American International Group, Inc.                 6,820,050
            45,074  Arch Capital Group Ltd.(1)                         3,086,668
            14,650  Aspen Insurance Holdings Ltd.                        423,971
            40,993  AXA SA ORD                                         1,383,142
            69,082  Axis Capital Holdings Ltd.                         2,547,053

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           343,000  Cathay Financial Holding Co.,
                    Ltd. ORD                                             873,265
            56,530  Chubb Corp.                                        2,877,377
             8,882  Endurance Specialty Holdings Ltd.                    349,063
            20,900  Genworth Financial Inc. Cl A                         484,462
            37,020  Hartford Financial Services
                    Group Inc. (The)                                   2,587,698
            29,500  Loews Corp.                                        1,234,280
            69,690  Marsh & McLennan
                    Companies, Inc.                                    1,775,004
            73,673  QBE Insurance Group Ltd. ORD                       1,521,068
               367  Sony Financial Holdings Inc.
                    ORD(1)                                             1,444,642
            19,900  Torchmark Corp.                                    1,199,174
            16,994  Travelers Companies, Inc. (The)                      788,692
            62,144  Unum Group                                         1,423,719
                                                                 ---------------
                                                                      39,448,978
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.2%
            18,370  Amazon.com, Inc.(1)                                1,184,314
            14,500  Priceline.com Inc.(1)(2)                           1,653,290
                                                                 ---------------
                                                                       2,837,604
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.4%
           204,129  Alibaba.com Ltd. ORD(1)(2)                           477,078
            34,899  eBay Inc.(1)                                         919,938
             8,340  Google Inc. Cl A(1)                                3,929,642
            15,800  Mercadolibre Inc.(1)                                 571,170
             5,113  NHN Corp. ORD(1)                                   1,131,037
                                                                 ---------------
                                                                       7,028,865
                                                                 ---------------
IT SERVICES - 1.3%
           108,354  Accenture Ltd. Cl A                                3,819,479
           572,297  Dimension Data Holdings plc                          577,467
            18,700  DST Systems, Inc.(1)(2)                            1,313,862
            16,600  Fiserv, Inc.(1)                                      873,492
            97,373  International Business
                    Machines Corp.                                    11,086,890
            11,700  MasterCard Inc. Cl A(2)                            2,223,000
           104,140  Rolta India Ltd. ORD                                 772,472
            15,360  Tata Consultancy
                    Services Ltd. ORD                                    334,587
           152,534  Western Union Co. (The)                            3,172,707
                                                                 ---------------
                                                                      24,173,956
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS(3)
            11,632  Polaris Industries Inc.(2)                           444,110
            24,160  RC2 Corp.(1)                                         448,168
                                                                 ---------------
                                                                         892,278
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.8%
            12,700  Charles River Laboratories(1)                        743,966
             8,500  Covance Inc.(1)                                      717,485
             7,500  Illumina, Inc.(1)                                    543,075
            31,958  Invitrogen Corp.(1)                                2,700,131
            13,800  Parexel International Corp.(1)                       758,310

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           163,200  Thermo Fisher Scientific Inc.(1)                   9,127,776
                                                                 ---------------
                                                                      14,590,743
                                                                 ---------------
MACHINERY - 1.7%
            79,392  AGCO Corp.(1)                                      5,149,365
            60,279  Caterpillar Inc.                                   4,359,980
            10,854  CNH Global N.V.                                      558,981
            45,411  Deere & Co.                                        3,869,471
            30,600  Dover Corp.                                        1,270,206
            40,200  Eaton Corp.                                        3,241,326
            12,100  Fanuc Ltd. ORD                                     1,124,735
            41,900  Flowserve Corp.                                    4,562,910
            47,358  GEA Group AG ORD(1)                                1,548,027
             1,257  Hyundai Heavy Industries Co.,
                    Ltd. ORD                                             495,378
            35,500  Ingersoll-Rand Company Ltd. Cl A                   1,486,030
            21,000  Kurita Water Industries Ltd. ORD                     662,555
            28,000  Lupatech SA ORD                                      882,685
            23,506  Parker-Hannifin Corp.                              1,519,193
            17,671  Valmont Industries, Inc.                           1,411,913
                                                                 ---------------
                                                                      32,142,755
                                                                 ---------------
MARINE - 0.1%
           114,000  Mitsui O.S.K. Lines, Ltd. ORD                      1,480,479
           450,000  U-Ming Marine
                    Transport Corp. ORD                                1,201,739
                                                                 ---------------
                                                                       2,682,218
                                                                 ---------------
MEDIA - 1.0%
            18,625  DIRECTV Group, Inc. (The)(1)                         466,556
            54,911  DISH Network Corp. Cl A(1)                         1,628,111
            26,024  Focus Media Holding Ltd.
                    ADR(1)(2)                                          1,310,829
            50,200  Gannett Co., Inc.                                  1,513,530
            59,671  Liberty Global, Inc. Series A(1)                   2,243,630
             6,278  Omnicom Group Inc.                                   280,438
            68,180  Reed Elsevier plc ORD                                855,900
            62,710  SES SA Fiduciary
                    Depositary Receipt(1)                              1,548,616
           133,000  Time Warner Inc.                                   2,076,130
           158,912  Viacom Inc. Cl B(1)                                6,316,752
                                                                 ---------------
                                                                      18,240,492
                                                                 ---------------
METALS & MINING - 1.5%
            34,898  Anglo American plc ORD                             2,213,598
            28,234  Antofagasta plc ORD                                  449,419
            65,579  BHP Billiton Ltd. ORD                              2,399,575
           309,944  China Steel Corp. ORD                                463,595
            20,900  Cia Siderurgica Nacional SA ADR                      781,451
            69,443  Cia Vale do Rio Doce ADR                           2,419,394
            38,843  Exxaro Resources Ltd. ORD                            500,832
            46,296  Freeport-McMoRan Copper &
                    Gold, Inc.                                         4,669,416
            21,611  Impala Platinum
                    Holdings Ltd. ORD                                    898,490
            33,836  JSW Steel Ltd. ORD                                   880,206
           137,000  Kobe Steel Ltd. ORD                                  425,540
            20,266  Kumba Iron Ore Ltd. ORD(2)                           865,485

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             9,777  Mechel OAO ADR(1)(2)                               1,291,053
           100,680  Norsk Hydro ASA ORD                                1,425,518
            20,300  Nucor Corp.                                        1,310,771
            33,630  OJSC MMC Norilsk Nickel ADR                          981,948
             1,447  POSCO ORD                                            790,752
           645,000  PT International Nickel
                    Indonesia Tbk ORD                                    654,712
            23,370  Rio Tinto Ltd. ORD(2)                              2,914,962
             6,345  Sesa GOA Ltd. ORD                                    560,454
            10,846  Southern Copper Corp.(2)                           1,237,637
           124,000  Sumitomo Metal
                    Industries Ltd. ORD                                  525,652
                                                                 ---------------
                                                                      28,660,460
                                                                 ---------------
MULTI-UTILITIES - 0.3%
            13,420  Ameren Corp.                                         573,034
            63,560  Puget Energy, Inc.                                 1,697,051
            15,270  Suez SA ORD                                          970,384
            17,800  Veolia Environnement ORD                           1,585,352
            20,830  Wisconsin Energy Corp.                               908,605
            23,450  XCEL Energy Inc.                                     464,779
                                                                 ---------------
                                                                       6,199,205
                                                                 ---------------
MULTILINE RETAIL - 0.3%
            24,600  Family Dollar Stores, Inc.                           471,090
            25,500  Kohl's Corp.(1)                                    1,133,220
           132,145  La Polar SA ORD                                      830,139
            30,976  Lojas Renner SA ORD                                  608,436
           115,500  Parkson Retail Group Ltd. ORD                      1,188,519
             6,560  PPR SA ORD                                           896,998
             6,940  Target Corp.                                         365,113
                                                                 ---------------
                                                                       5,493,515
                                                                 ---------------
OFFICE ELECTRONICS - 0.2%
            35,200  Canon, Inc. ORD                                    1,574,524
           208,685  Xerox Corp.                                        3,067,669
                                                                 ---------------
                                                                       4,642,193
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.9%
            19,200  Alpha Natural Resources, Inc.(1)                     778,368
            39,120  Apache Corp.                                       4,487,455
            49,500  Banpu PCL ORD                                        743,797
           150,000  BG Group plc ORD                                   3,536,121
            58,640  BP plc ADR                                         3,803,977
           126,544  Chevron Corp.                                     10,966,303
           156,500  China Shenhua Energy Co.
                    Ltd. Cl H ORD                                        797,933
           724,000  CNOOC Ltd. ORD                                     1,206,372
           140,567  ConocoPhillips                                    11,626,296
            14,900  Consol Energy Inc.                                 1,132,102
            41,900  Devon Energy Corp.                                 4,303,968
            22,260  EnCana Corp.                                       1,696,435
            25,580  ENI SpA ORD                                          884,958
             2,810  Equitable Resources Inc.                             173,152
           336,953  Exxon Mobil Corp.                                 29,318,280

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            16,558  GS Holdings Corp. ORD                                799,241
            36,314  OAO Gazprom ADR(1)                                 1,835,242
            10,184  OAO LUKOIL ORD                                       751,052
            60,853  Occidental Petroleum Corp.                         4,708,197
            31,292  Oil & Gas Development Co.
                    Ltd. GDR                                             598,616
            34,247  Petroleo Brasileiro SA ADR                         4,018,543
         2,433,000  PT Bumi Resources Tbk ORD                          1,998,906
            34,500  Quicksilver Resources Inc.(1)                      1,186,800
            33,253  Reliance Industries Ltd. ORD                       2,035,647
            68,730  Royal Dutch Shell plc ADR                          4,910,759
            24,706  Sasol Ltd. ORD                                     1,268,438
            14,000  Southwestern Energy Co.(1)                           913,220
             9,200  Suncor Energy Inc. ORD                               948,598
            40,480  Total SA ORD                                       3,058,719
            15,000  Ultra Petroleum Corp.(1)                           1,177,050
            13,960  Valero Energy Corp.                                  806,469
            17,495  W&T Offshore Inc.                                    620,723
            54,800  XTO Energy Inc.                                    3,381,708
                                                                 ---------------
                                                                     110,473,445
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
            39,010  Weyerhaeuser Co.                                   2,387,412
                                                                 ---------------
PHARMACEUTICALS - 2.8%
            29,100  Abbott Laboratories                                1,558,305
            50,152  Allergan, Inc.                                     2,970,503
            39,410  Bristol-Myers Squibb Co.                             891,060
           110,156  Eli Lilly and Company                              5,510,003
            27,816  Forest Laboratories, Inc.(1)                       1,106,242
            22,048  GlaxoSmithKline plc ORD                              483,718
            38,070  Hikma Pharmaceuticals plc ORD                        375,940
           230,774  Johnson & Johnson                                 14,298,757
            47,247  King Pharmaceuticals, Inc.(1)                        500,818
            29,900  Merck & Co., Inc.                                  1,324,570
            25,180  Novartis AG ORD(2)                                 1,235,918
            91,500  Novo Nordisk AS B Shares ORD(2)                    6,268,165
            31,540  OJSC Pharmstandard GDR(1)                            870,937
           419,227  Pfizer Inc.                                        9,340,378
             9,502  Roche Holding AG ORD(2)                            1,863,609
            89,145  Sepracor Inc.(1)                                   1,913,943
            52,500  Wyeth                                              2,290,050
                                                                 ---------------
                                                                      52,802,916
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
            18,200  Annaly Capital Management Inc.                       376,558
            77,400  MFA Mortgage Investments, Inc.                       739,944
            11,600  Weingarten Realty Investors                          372,476
                                                                 ---------------
                                                                       1,488,978
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.1%
           324,000  Agile Property
                    Holdings Ltd. ORD(2)                                 447,589
            39,586  LPS Brasil - Consultoria de
                    Imoveis SA ORD(1)                                    737,518

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            68,000  Sumitomo Realty &
                    Development Co. Ltd. ORD                           1,153,471
                                                                 ---------------
                                                                       2,338,578
                                                                 ---------------
ROAD & RAIL - 0.3%
             7,346  Burlington Northern
                    Santa Fe Corp.                                       644,832
            19,550  Canadian National Railway Co.                      1,031,849
            26,156  CSX Corp.                                          1,269,089
                80  East Japan Railway Co. ORD                           641,470
            18,630  Heartland Express, Inc.                              260,447
             9,713  Norfolk Southern Corp.                               513,721
             9,563  Union Pacific Corp.                                1,193,080
            11,500  YRC Worldwide Inc.(1)(2)                             158,240
                                                                 ---------------
                                                                       5,712,728
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.4%
            66,442  Amkor Technology Inc.(1)                             778,036
            38,800  Applied Materials, Inc.                              743,796
            15,720  ASML Holding N.V. ORD                                379,902
           252,785  Intel Corp.                                        5,043,061
            60,900  Intersil Corp. Cl A                                1,417,143
             6,410  KLA-Tencor Corp.                                     269,284
            61,200  Linear Technology Corp.                            1,695,852
            63,400  MEMC Electronic Materials Inc.(1)                  4,836,152
            48,400  Microsemi Corp.(1)                                 1,052,700
            75,152  NVIDIA Corp.(1)                                    1,607,501
             5,364  Samsung Electronics ORD                            3,135,153
           134,838  Texas Instruments Inc.                             4,039,746
            75,104  Xilinx, Inc.                                       1,679,325
                                                                 ---------------
                                                                      26,677,651
                                                                 ---------------
SOFTWARE - 1.8%
           120,400  Activision, Inc.(1)                                3,280,900
            49,135  Adobe Systems Inc.(1)                              1,653,393
            18,400  Electronic Arts Inc.(1)                              870,136
            40,900  Informatica Corp.(1)                                 714,114
           414,355  Microsoft Corporation                             11,278,743
            12,800  Nintendo Co., Ltd. ORD                             6,351,433
           244,817  Oracle Corp.(1)                                    4,602,560
            16,670  SAP AG ORD                                           794,285
           156,250  Symantec Corp.(1)                                  2,631,250
             9,307  Ubisoft Entertainment SA ORD(1)                      780,317
                                                                 ---------------
                                                                      32,957,131
                                                                 ---------------
SPECIALTY RETAIL - 1.8%
             4,800  Advance Auto Parts, Inc.                             160,992
            31,300  Aeropostale Inc.(1)                                  840,718
            33,960  AutoZone, Inc.(1)                                  3,908,117
            58,917  Best Buy Co., Inc.                                 2,534,020
            40,490  Delek Automotive
                    Systems Ltd. ORD                                     595,407
            31,054  Dufry South America Ltd. BDR(1)                      697,762
           115,400  Esprit Holdings Ltd. ORD                           1,444,402
            66,800  GameStop Corp. Cl A(1)                             2,829,648

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            40,800  Gap, Inc. (The)                                      822,936
            27,900  Guess?, Inc.                                       1,147,527
            38,500  Home Depot, Inc. (The)                             1,022,175
            19,807  Inditex SA ORD(2)                                  1,017,464
            17,700  J. Crew Group Inc.(1)(2)                             708,885
           120,530  Lowe's Companies, Inc.                             2,889,104
           106,864  RadioShack Corp.                                   1,864,777
            54,700  Staples, Inc.                                      1,217,075
           166,662  TJX Companies, Inc. (The)                          5,333,184
            19,500  Tractor Supply Co.(1)                                730,080
           138,900  Urban Outfitters Inc.(1)                           3,997,542
             6,550  Yamada Denki Co. Ltd. ORD                            572,239
                                                                 ---------------
                                                                      34,334,054
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
            99,707  Burberry Group plc ORD                               827,401
            21,520  Compagnie Financiere Richemont
                    SA Cl A ORD                                        1,240,783
            29,900  Crocs, Inc.(1)(2)                                    727,168
            19,500  Gildan Activewear Inc.(1)                            735,345
            14,700  VF Corp.                                           1,117,788
                                                                 ---------------
                                                                       4,648,485
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.3%
             5,770  Fannie Mae                                           159,541
            73,500  Freddie Mac                                        1,850,730
            24,830  Housing Development
                    Finance Corp. Ltd. ORD                             1,724,517
            29,400  MGIC Investment Corp.(2)                             435,414
            37,500  Washington Mutual, Inc.                              555,000
                                                                 ---------------
                                                                       4,725,202
                                                                 ---------------
TOBACCO - 0.4%
            45,055  Altria Group Inc.                                  3,295,323
            39,360  British American Tobacco plc ORD                   1,474,518
               150  Japan Tobacco Inc. ORD                               755,489
            36,600  Swedish Match AB ORD                                 854,215
            32,286  UST Inc.                                           1,752,807
                                                                 ---------------
                                                                       8,132,352
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.2%
           215,000  Marubeni Corp. ORD                                 1,621,513
            60,300  Mitsubishi Corp. ORD                               1,836,721
                                                                 ---------------
                                                                       3,458,234
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.1%
            77,532  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD(2)                                          1,230,571
            16,382  Grupo Aeroportuario del Pacifico,
                    SAB de CV ADR                                        753,081
                                                                 ---------------
                                                                       1,983,652
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.0%
            47,130  America Movil, SAB de CV ADR                       2,849,480
            14,700  American Tower Corp. Cl A(1)                         565,068
            33,690  Bharti Airtel Ltd. ORD(1)                            690,209
            28,318  China Mobile Ltd. ADR                              2,113,089
            12,590  Millicom International
                    Cellular SA(1)                                     1,391,195
            15,299  Mobile TeleSystems ADR                             1,255,436
            25,530  MTN Group Ltd. ORD                                   400,964
            52,258  NII Holdings, Inc.(1)                              2,076,210
           123,113  SBA Communications Corp.
                    Cl A(1)                                            3,822,658
            99,900  Sprint Nextel Corp.                                  710,289
           111,537  Turkcell Iletisim Hizmet AS ORD                    1,125,076
           701,060  Vodafone Group plc ORD                             2,251,464
                                                                 ---------------
                                                                      19,251,138
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,139,642,854
(Cost $1,008,346,283)                                            ---------------

PREFERRED STOCKS - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
            24,860  Henkel KGaA ORD                                    1,100,733
(Cost $1,315,642)                                                ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) - 9.8%
     $       4,536  FHLMC, 6.50%, 12/1/12                                  4,743
            47,731  FHLMC, 7.00%, 6/1/14                                  50,086
           184,254  FHLMC, 6.50%, 6/1/16                                 192,774
           221,128  FHLMC, 6.50%, 6/1/16                                 231,353
         3,105,638  FHLMC, 4.50%, 1/1/19(5)                            3,121,471
            77,922  FHLMC, 5.00%, 10/1/19                                 79,107
           448,021  FHLMC, 5.00%, 11/1/19                                454,830
            12,929  FHLMC, 5.50%, 11/1/19                                 13,242
             8,956  FHLMC, 5.50%, 11/1/19                                  9,173
            11,673  FHLMC, 5.50%, 11/1/19                                 11,956
            12,567  FHLMC, 5.50%, 11/1/19                                 12,871
            16,803  FHLMC, 5.50%, 11/1/19                                 17,210
            11,464  FHLMC, 5.50%, 12/1/19                                 11,741
             8,243  FHLMC, 5.00%, 2/1/20                                   8,358
            18,964  FHLMC, 5.00%, 2/1/20                                  19,228
            22,043  FHLMC, 5.50%, 3/1/20                                  22,555
            17,160  FHLMC, 5.50%, 3/1/20                                  17,558
            46,219  FHLMC, 5.50%, 3/1/20                                  47,292
            10,128  FHLMC, 5.00%, 5/1/20                                  10,269
            28,291  FHLMC, 5.00%, 5/1/20                                  28,684
            54,436  FHLMC, 5.00%, 5/1/20                                  55,193
           324,821  FHLMC, 4.50%, 7/1/20                                 324,710
           100,235  FHLMC, 4.00%, 10/1/20                                 97,534
        12,417,587  FHLMC, 5.00%, 4/1/21(5)                           12,590,167
            13,620  FHLMC, 8.00%, 6/1/26                                  14,801
             3,024  FHLMC, 8.00%, 6/1/26                                   3,287
             2,580  FHLMC, 8.00%, 6/1/26                                   2,803
             1,734  FHLMC, 8.00%, 7/1/26                                   1,884
             9,492  FHLMC, 7.00%, 8/1/29                                  10,101
            39,310  FHLMC, 7.50%, 8/1/29                                  42,662

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            57,122  FHLMC, 8.00%, 7/1/30                                  62,116
           101,042  FHLMC, 6.50%, 6/1/31                                 105,893
         1,468,749  FHLMC, 5.50%, 12/1/33(5)                           1,483,367
            51,888  FHLMC, 6.50%, 5/1/34                                  54,142
           167,466  FHLMC, 5.50%, 6/1/35                                 168,631
            93,636  FHLMC, 5.00%, 9/1/35                                  92,411
           141,347  FHLMC, 5.00%, 9/1/35                                 139,498
           374,518  FHLMC, 5.50%, 10/1/35                                377,123
           110,194  FHLMC, 5.50%, 10/1/35                                110,961
           751,380  FHLMC, 5.00%, 11/1/35                                741,548
           630,720  FHLMC, 5.00%, 11/1/35                                622,467
            53,954  FHLMC, 6.50%, 3/1/36                                  56,069
            28,987  FHLMC, 6.50%, 3/1/36                                  30,124
           615,524  FHLMC, 6.50%, 7/1/47                                 634,013
        43,755,552  FNMA, 6.00%,
                    settlement date 3/12/08(6)                        44,705,878
        14,682,000  FNMA, 6.50%,
                    settlement date 3/12/08(6)                        15,216,513
            30,138  FNMA, 6.00%, 5/1/11                                   30,819
            40,217  FNMA, 6.50%, 3/1/12                                   42,175
             5,049  FNMA, 6.50%, 4/1/12                                    5,295
            36,044  FNMA, 6.50%, 4/1/12                                   37,799
            13,849  FNMA, 6.50%, 4/1/12                                   14,523
             1,586  FNMA, 6.50%, 4/1/12                                    1,663
            54,473  FNMA, 6.00%, 12/1/13                                  56,423
           118,753  FNMA, 5.32%, 4/1/14                                  122,842
           150,718  FNMA, 6.00%, 4/1/14                                  156,112
            40,698  FNMA, 7.50%, 6/1/15                                   42,600
           181,419  FNMA, 5.17%, 1/1/16                                  183,849
         3,836,923  FNMA, 4.50%, 5/1/19(5)                             3,857,132
            33,250  FNMA, 4.00%, 6/1/19                                   32,464
           325,069  FNMA, 4.50%, 6/1/19                                  326,781
            35,836  FNMA, 4.50%, 12/1/19                                  36,024
            58,076  FNMA, 5.00%, 3/1/20                                   58,848
            58,504  FNMA, 5.00%, 3/1/20                                   59,350
            46,210  FNMA, 5.00%, 4/1/20                                   46,825
            14,516  FNMA, 5.00%, 5/1/20                                   14,709
            65,841  FNMA, 5.00%, 5/1/20                                   66,716
           249,183  FNMA, 5.00%, 7/1/20                                  252,495
             6,067  FNMA, 7.00%, 5/1/26                                    6,478
             8,471  FNMA, 7.00%, 6/1/26                                    9,044
            21,733  FNMA, 7.50%, 3/1/27                                   23,563
            53,506  FNMA, 6.50%, 4/1/29                                   55,966
            45,348  FNMA, 6.50%, 6/1/29                                   47,433
           104,607  FNMA, 6.50%, 6/1/29                                  109,416
            29,236  FNMA, 7.00%, 7/1/29                                   31,225
            31,005  FNMA, 7.00%, 7/1/29                                   33,112
           122,187  FNMA, 6.50%, 8/1/29                                  127,805
            64,442  FNMA, 7.00%, 3/1/30                                   68,828
            41,019  FNMA, 8.00%, 7/1/30                                   44,538
            35,518  FNMA, 7.50%, 9/1/30                                   38,407
           278,976  FNMA, 6.50%, 9/1/31                                  291,584
           135,510  FNMA, 7.00%, 9/1/31                                  144,608
           109,158  FNMA, 6.50%, 1/1/32                                  114,004
           776,270  FNMA, 7.00%, 6/1/32                                  827,524
           396,817  FNMA, 6.50%, 10/1/32                                 414,331
         1,242,598  FNMA, 5.50%, 6/1/33(5)                             1,254,922
        11,727,460  FNMA, 5.50%, 7/1/33(5)                            11,843,773
         3,101,888  FNMA, 5.50%, 8/1/33(5)                             3,132,653
        19,606,479  FNMA, 5.00%, 11/1/33(5)                           19,402,885
         5,363,819  FNMA, 5.50%, 1/1/34(5)                             5,417,018

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           270,290  FNMA, 5.50%, 9/1/34                                  272,592
           269,283  FNMA, 5.50%, 10/1/34                                 271,577
           524,150  FNMA, 6.00%, 10/1/34                                 537,299
         1,039,286  FNMA, 5.00%, 11/1/34(5)                            1,027,416
            95,574  FNMA, 5.50%, 3/1/35                                   96,260
           109,168  FNMA, 5.50%, 3/1/35                                  109,951
            28,236  FNMA, 5.50%, 3/1/35                                   28,439
            19,194  FNMA, 5.50%, 3/1/35                                   19,331
            13,161  FNMA, 5.50%, 3/1/35                                   13,255
           132,595  FNMA, 5.00%, 4/1/35                                  130,924
           108,962  FNMA, 6.00%, 5/1/35                                  111,524
            13,162  FNMA, 6.00%, 5/1/35                                   13,472
           210,685  FNMA, 6.00%, 6/1/35                                  215,639
            54,109  FNMA, 6.00%, 6/1/35                                   55,381
             3,183  FNMA, 6.00%, 6/1/35                                    3,258
           475,261  FNMA, 5.00%, 7/1/35                                  469,272
            84,102  FNMA, 5.50%, 7/1/35                                   84,706
           300,649  FNMA, 6.00%, 7/1/35                                  307,718
            25,978  FNMA, 6.00%, 7/1/35                                   26,589
           211,890  FNMA, 6.00%, 7/1/35                                  216,872
        10,544,437  FNMA, 5.00%, 8/1/35(5)                            10,411,545
            60,901  FNMA, 5.50%, 8/1/35                                   61,338
            50,840  FNMA, 6.00%, 8/1/35                                   52,036
         7,402,260  FNMA, 4.50%, 9/1/35(5)                             7,092,365
           442,737  FNMA, 5.50%, 9/1/35                                  445,914
             3,654  FNMA, 5.50%, 9/1/35                                    3,680
           227,883  FNMA, 5.50%, 9/1/35                                  229,518
             9,630  FNMA, 5.50%, 9/1/35                                    9,700
            73,012  FNMA, 5.50%, 9/1/35                                   73,536
            67,601  FNMA, 5.00%, 10/1/35                                  66,749
         1,368,347  FNMA, 5.50%, 10/1/35(5)                            1,378,163
           159,378  FNMA, 6.00%, 10/1/35                                 163,126
           594,999  FNMA, 5.50%, 11/1/35                                 599,267
           286,788  FNMA, 6.00%, 11/1/35                                 293,531
            20,077  FNMA, 6.50%, 11/1/35                                  20,841
            42,813  FNMA, 6.50%, 11/1/35                                  44,442
           139,360  FNMA, 6.50%, 12/1/35                                 144,664
         5,005,105  FNMA, 5.50%, 4/1/36(5)                             5,041,011
            81,222  FNMA, 6.50%, 4/1/36                                   84,236
           527,984  FNMA, 6.00%, 8/1/36                                  539,856
         1,462,581  FNMA, 5.00%, 10/1/36                               1,441,722
         3,107,872  FNMA, 5.00%, 10/1/36                               3,063,547
           293,359  FNMA, 6.00%, 5/1/37                                  299,917
           124,966  FNMA, 6.00%, 7/1/37                                  127,760
         2,454,251  FNMA, 6.50%, 8/1/37                                2,531,827
           277,812  FNMA, 6.50%, 8/1/37                                  286,594
         5,076,316  FNMA, 6.50%, 8/1/37                                5,236,772
           299,449  FNMA, 6.50%, 6/1/47                                  306,654
           788,637  FNMA, 6.50%, 8/1/47                                  807,613
         1,081,239  FNMA, 6.50%, 8/1/47(5)                             1,107,932
         1,241,778  FNMA, 6.50%, 9/1/47(5)                             1,271,659
         1,009,219  FNMA, 6.50%, 9/1/47(5)                             1,033,503
           957,384  FNMA, 6.50%, 9/1/47                                  980,421
           131,751  FNMA, 6.50%, 9/1/47                                  134,921
         1,729,549  FNMA, 6.50%, 9/1/47(5)                             1,771,167
             3,231  GNMA, 9.00%, 4/20/25                                   3,555
             6,271  GNMA, 7.50%, 10/15/25                                  6,779
             4,166  GNMA, 6.00%, 4/15/26                                   4,333
             3,343  GNMA, 6.00%, 4/15/26                                   3,477

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
             5,269  GNMA, 7.50%, 6/15/26                                   5,696
            42,071  GNMA, 7.00%, 12/15/27                                 45,244
            50,597  GNMA, 7.50%, 12/15/27                                 54,680
            39,494  GNMA, 6.50%, 1/15/28                                  41,571
            50,455  GNMA, 6.50%, 3/15/28                                  53,109
            64,921  GNMA, 6.00%, 5/15/28                                  67,498
            98,319  GNMA, 6.00%, 5/15/28                                 102,222
            13,857  GNMA, 6.50%, 5/15/28                                  14,586
             1,687  GNMA, 6.50%, 5/15/28                                   1,776
             1,716  GNMA, 6.50%, 5/15/28                                   1,806
           127,029  GNMA, 7.00%, 5/15/31                                 136,310
            76,095  GNMA, 5.50%, 4/15/32                                  78,005
           798,470  GNMA, 5.50%, 11/15/32                                818,507
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           183,601,114
(Cost $181,436,149)                                              ---------------

CORPORATE BONDS - 8.1%
AEROSPACE & DEFENSE - 0.3%
            30,000  Alliant Techsystems Inc.,
                    6.75%, 4/1/16                                         29,475
            37,000  DRS Technologies, Inc.,
                    6.625%, 2/1/16                                        36,353
           418,000  DRS Technologies, Inc.,
                    7.625%, 2/1/18                                       420,090
           658,000  Honeywell International Inc.,
                    5.30%, 3/15/17                                       679,187
           490,000  Honeywell International Inc.,
                    5.30%, 3/1/18                                        503,965
            50,000  L-3 Communications Corp.,
                    7.625%, 6/15/12                                       51,500
           375,000  L-3 Communications Corp.,
                    6.125%, 7/15/13                                      373,125
           250,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     249,375
           850,000  Lockheed Martin Corp.,
                    6.15%, 9/1/36                                        873,779
         1,190,000  United Technologies Corp.,
                    4.375%, 5/1/10                                     1,228,428
         1,022,000  United Technologies Corp.,
                    6.05%, 6/1/36                                      1,062,263
                                                                 ---------------
                                                                       5,507,540
                                                                 ---------------
AUTOMOBILES - 0.1%
           610,000  DaimlerChrysler N.A.
                    Holding Corp., 5.875%, 3/15/11                       637,295
           790,000  DaimlerChrysler N.A.
                    Holding Corp., 6.50%, 11/15/13                       854,525
           250,000  Ford Motor Co., 7.45%, 7/16/31                       171,875
           475,000  General Motors Corp.,
                    8.375%, 7/15/33(2)                                   365,750
                                                                 ---------------
                                                                       2,029,445
                                                                 ---------------
BEVERAGES - 0.3%
         1,320,000  Coca-Cola Co. (The),
                    5.35%, 11/15/17                                    1,398,203
         1,010,000  Diageo Capital plc,
                    5.75%, 10/23/17(5)                                 1,041,497
           947,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-1/6/04,
                    Cost $949,588)(7)                                    950,515
           600,000  PepsiCo, Inc., 4.65%, 2/15/13                        630,009
         1,470,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $1,468,956)(5)(7)                             1,585,762
                                                                 ---------------
                                                                       5,605,986
                                                                 ---------------
CAPITAL MARKETS - 0.1%
           744,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                        747,525

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,370,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(5)                                   1,384,987
                                                                 ---------------
                                                                       2,132,512
                                                                 ---------------
CHEMICALS - 0.1%
           740,000  Air Products and Chemicals, Inc.,
                    4.15%, 2/1/13(5)                                     748,666
           250,000  Hexion US Finance Corp./Hexion
                    Nova Scotia Finance ULC,
                    9.75%, 11/15/14                                      260,000
           375,000  Ineos Group Holdings plc, 8.50%,
                    2/15/16 (Acquired 5/14/07,
                    Cost $378,750)(7)                                    283,125
           530,000  Rohm and Haas Co.,
                    5.60%, 3/15/13                                       553,891
                                                                 ---------------
                                                                       1,845,682
                                                                 ---------------
COMMERCIAL BANKS - 0.3%
         1,010,000  PNC Bank N.A.,
                    4.875%, 9/21/17(5)                                   948,530
           640,000  PNC Bank N.A., 6.00%, 12/7/17                        649,713
           738,000  PNC Funding Corp.,
                    5.125%, 12/14/10                                     764,818
           839,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                       811,112
         1,312,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                     1,280,560
         1,161,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                     1,191,635
           770,000  Wells Fargo & Co.,
                    4.375%, 1/31/13                                      778,181
                                                                 ---------------
                                                                       6,424,549
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
           470,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                      462,950
           150,000  Allied Waste North America, Inc.,
                    7.875%, 4/15/13                                      153,938
            96,000  Allied Waste North America, Inc.,
                    7.25%, 3/15/15                                        95,880
           600,000  Cenveo Corp., 7.875%, 12/1/13                        514,500
           596,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       597,490
            14,000  Corrections Corp. of America,
                    6.75%, 1/31/14                                        14,140
           510,000  Pitney Bowes, Inc.,
                    5.75%, 9/15/17                                       524,871
                                                                 ---------------
                                                                       2,363,769
                                                                 ---------------
COMMUNICATIONS EQUIPMENT(3)
           500,000  Nordic Telephone Co. Holdings
                    ApS, 8.875%, 5/1/16 (Acquired
                    5/5/06, Cost $521,875)(7)                            495,000
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.1%
         1,220,000  Hewlett-Packard Co.,
                    4.50%, 3/1/13                                      1,248,143
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           570,000  American Express Centurion Bank,
                    4.375%, 7/30/09(5)                                   575,046
         1,700,000  American Express Centurion Bank,
                    5.55%, 10/17/12(5)                                 1,771,426
                                                                 ---------------
                                                                       2,346,472
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           450,000  Ball Corp., 6.875%, 12/15/12                         456,750
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12                                      225,625

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           477,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14                                     409,028
            30,000  Graphic Packaging International
                    Corp., 9.50%, 8/15/13                                 28,425
           300,000  Smurfit-Stone Container
                    Enterprises, Inc., 8.00%, 3/15/17                    267,000
                                                                 ---------------
                                                                       1,386,828
                                                                 ---------------
DIVERSIFIED(3)
           990,000  Dow Jones CDX N.A. High Yield
                    Secured Note, Series 8-T1,
                    7.625%, 6/29/12 (Acquired
                    4/11/07, Cost $973,913)(2)(7)                        923,769
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
         1,865,000  Bank of America Corp.,
                    4.375%, 12/1/10(5)                                 1,923,855
           944,000  Bank of America N.A.,
                    5.30%, 3/15/17(5)                                    941,931
           820,000  Bank of America N.A.,
                    6.00%, 10/15/36(5)                                   783,852
           300,000  Ford Motor Credit Co.,
                    6.625%, 6/16/08                                      298,789
           450,000  Ford Motor Credit Co.,
                    7.375%, 10/28/09                                     426,922
           450,000  Ford Motor Credit Co.,
                    7.25%, 10/25/11                                      385,374
           760,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      814,678
         1,020,000  General Electric Capital Corp.,
                    5.625%, 9/15/17(5)                                 1,050,936
           440,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      359,476
           300,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       226,358
         1,161,000  John Deere Capital Corp.,
                    4.50%, 8/25/08(5)                                  1,166,534
         1,198,000  John Deere Capital Corp.,
                    5.50%, 4/13/17(5)                                  1,254,403
         1,020,000  Pricoa Global Funding I, 5.40%,
                    10/18/12 (Acquired 10/11/07,
                    Cost $1,017,970)(5)(7)                             1,079,138
            40,000  TECO Finance Inc., 6.75%,
                    5/1/15 (Acquired 5/23/05,
                    Cost $40,000)(7)                                      41,275
                                                                 ---------------
                                                                      10,753,521
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
         1,162,000  AT&T Corp., 7.30%, 11/15/11                        1,289,986
           800,000  AT&T Inc., 6.80%, 5/15/36(5)                         839,708
           130,000  BellSouth Corp., 6.875%, 10/15/31                    133,667
           750,000  British Telecommunications plc,
                    5.95%, 1/15/18                                       766,146
           325,000  Citizens Communications Co.,
                    6.25%, 1/15/13                                       300,625
           492,000  Embarq Corp., 7.08%, 6/1/16                          490,743
           150,000  Intelsat Bermuda Ltd.,
                    9.25%, 6/15/16                                       150,750
           312,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.25%, 1/15/13                                 313,560
           475,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.625%, 1/15/15                                477,375
           500,000  MetroPCS Wireless, Inc.,
                    9.25%, 11/1/14(5)                                    442,500
           675,000  Qwest Communications
                    International Inc., 7.50%, 2/15/14                   659,813
           745,000  Qwest Corp., 7.875%, 9/1/11                          761,763
           270,000  Qwest Corp., 7.50%, 10/1/14                          268,650
         1,250,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                     1,244,146
           520,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15                                       498,012
           660,000  Telefonica Emisiones SAU,
                    7.05%, 6/20/36                                       711,958
           684,000  Verizon Communications Inc.,
                    5.55%, 2/15/16                                       700,691
           510,000  Verizon Communications Inc.,
                    5.50%, 2/15/18                                       513,047
           486,000  Verizon Communications Inc.,
                    6.25%, 4/1/37                                        480,450
           770,000  Verizon Communications Inc.,
                    6.40%, 2/15/38                                       772,418
                                                                 ---------------
                                                                      11,816,008
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.3%
         1,117,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                      1,150,231
           543,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      563,987
           902,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17                                 901,892
           225,000  Energy Future Holdings Corp.,
                    10.875%, 11/1/17 (Acquired
                    10/24/07, Cost $228,375)(7)                          222,885
           599,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        619,450
           510,000  Florida Power Corp.,
                    6.35%, 9/15/37                                       545,184
           350,000  Reliant Energy, Inc.,
                    7.625%, 6/15/14                                      347,375
           776,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       746,306
           420,000  Toledo Edison Co.,
                    6.15%, 5/15/37                                       376,934
                                                                 ---------------
                                                                       5,474,244
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.1%
           325,000  Baldor Electric Co.,
                    8.625%, 2/15/17                                      320,125
           760,000  Rockwell Automation, Inc.,
                    6.25%, 12/1/37                                       782,371
                                                                 ---------------
                                                                       1,102,496
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
           780,000  CVS Caremark Corp.,
                    5.75%, 6/1/17                                        806,171
           350,000  SUPERVALU INC.,
                    7.50%, 11/15/14                                      349,125
         1,030,000  SYSCO Corp., 4.20%, 2/12/13                        1,047,202
         1,009,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                     1,039,546
         1,054,000  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27                                     1,058,753
           810,000  Wal-Mart Stores, Inc.,
                    6.50%, 8/15/37                                       867,384
                                                                 ---------------
                                                                       5,168,181
                                                                 ---------------
FOOD PRODUCTS - 0.3%
         1,560,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-10/17/06,
                    Cost $1,522,443)(7)                                1,564,458
           770,000  Cargill Inc., 5.20%, 1/22/13
                    (Acquired 1/16/08,
                    Cost $769,361)(7)                                    792,493
         1,360,000  General Mills, Inc.,
                    5.65%, 9/10/12(5)                                  1,431,458
           520,000  Kellogg Co., 6.60%, 4/1/11                           561,444
           760,000  Kellogg Co., 5.125%, 12/3/12                         799,084
           810,000  Kraft Foods Inc., 6.00%, 2/11/13                     854,215
           350,000  Smithfield Foods, Inc.,
                    7.75%, 7/1/17                                        334,250
                                                                 ---------------
                                                                       6,337,402
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
           275,000  Bausch & Lomb Inc., 9.875%,
                    11/1/15 (Acquired 10/16/07,
                    Cost $281,875)(7)                                    279,813
         1,160,000  Baxter Finco BV, 4.75%,
                    10/15/10(5)                                        1,210,227
         1,130,000  Baxter International Inc.,
                    5.90%, 9/1/16(5)                                   1,207,298
           510,000  Baxter International Inc.,
                    6.25%, 12/1/37                                       524,301
           200,000  LVB Acquisition Merger Sub, Inc.,
                    10.00%, 10/15/17 (Acquired
                    10/5/07, Cost $205,500)(7)                           207,750
                                                                 ---------------
                                                                       3,429,389
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           150,000  Community Health Systems Inc.,
                    8.875%, 7/15/15                                      147,938
            25,000  Fresenius Medical Care Capital
                    Trust IV, 7.875%, 6/15/11                             26,000
           125,000  HCA Inc., 9.25%, 11/15/16                            128,438
           755,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                           756,530
           125,000  Omnicare Inc., 6.875%, 12/15/15                      109,688
           200,000  Sun Healthcare Group, Inc.,
                    9.125%, 4/15/15                                      193,500
                                                                 ---------------
                                                                       1,362,094
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.4%
            30,000  American Real Estate Partners
                    L.P./American Real Estate
                    Finance Corp., 7.125%, 2/15/13                        28,650
           238,569  Eldorado Casino Shreveport,
                    10.00%, 8/1/12                                       237,376
           400,000  Majestic Star Casino LLC/Majestic
                    Star Casino Capital Corp.,
                    9.50%, 10/15/10                                      354,000
            46,000  Mandalay Resort Group,
                    9.375%, 2/15/10                                       47,495
            75,000  Mandalay Resort Group,
                    6.375%, 12/15/11                                      72,750
         1,220,000  McDonald's Corp.,
                    5.35%, 3/1/18(5)                                   1,250,824
           530,000  McDonald's Corp.,
                    6.30%, 10/15/37                                      544,034
           565,000  MGM Mirage, 8.50%, 9/15/10                           586,894
           350,000  MGM Mirage, 6.75%, 9/1/12                            330,750
         1,280,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13(5)                                  1,232,895
           350,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      335,670
           275,000  Six Flags Inc., 8.875%, 2/1/10(2)                    201,438
           350,000  Six Flags Inc., 9.75%, 4/15/13(2)                    222,250
           250,000  Station Casinos Inc.,
                    6.875%, 3/1/16                                       158,750
           375,000  Station Casinos Inc.,
                    7.75%, 8/15/16                                       314,063
           300,000  Tropicana Entertainment,
                    LLC/Tropicana Finance Corp.,
                    9.625%, 12/15/14(2)                                  145,500
         1,060,000  Yum! Brands, Inc.,
                    6.875%, 11/15/37                                   1,019,664
                                                                 ---------------
                                                                       7,083,003
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
            70,000  D.R. Horton, Inc., 5.625%, 9/15/14                    59,675
           500,000  KB Home, 6.375%, 8/15/11                             475,000
           175,000  Sealy Mattress Co.,
                    8.25%, 6/15/14                                       160,125
            95,000  Simmons Co., VRN, 0.00%,
                    12/15/09(8)                                           63,888
            85,000  Standard Pacific Corp.,
                    6.50%, 8/15/10                                        64,600
           275,000  Standard Pacific Corp.,
                    9.25%, 4/15/12(2)                                    160,875
                                                                 ---------------
                                                                         984,163
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
           540,000  Kimberly-Clark Corp.,
                    6.125%, 8/1/17                                       589,133
           420,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37                                        417,901
                                                                 ---------------
                                                                       1,007,034
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS(3)
           325,000  AES Corp. (The),
                    8.00%, 10/15/17                                      333,125
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 0.2%
         2,719,000  General Electric Co.,
                    5.00%, 2/1/13(5)                                   2,835,591
           530,000  General Electric Co.,
                    5.25%, 12/6/17                                       532,940
                                                                 ---------------
                                                                       3,368,531
                                                                 ---------------
INSURANCE - 0.3%
         1,070,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $1,067,903)(5)(7)                             1,075,255
           400,000  Fairfax Financial Holdings Ltd.,
                    7.75%, 6/15/17(2)                                    392,000
           952,000  Hartford Financial Services Group
                    Inc. (The), 5.375%, 3/15/17                          917,934
           490,000  Hartford Financial Services Group
                    Inc. (The), 6.30%, 3/15/18                           496,236
         1,000,000  Lincoln National Corp.,
                    6.30%, 10/9/37(5)                                    933,552
           760,000  Prudential Financial, Inc.,
                    6.00%, 12/1/17                                       780,195
           600,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35                                       500,534
           540,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37                                       524,763
                                                                 ---------------
                                                                       5,620,469
                                                                 ---------------
IT SERVICES - 0.2%
         1,220,000  Computer Sciences Corp., 5.50%,
                    3/15/13 (Acquired 2/27/08,
                    Cost $1,213,937)(7)                                1,238,374
         1,050,000  International Business Machines
                    Corp., 5.70%, 9/14/17(5)                           1,108,809
           490,000  SunGard Data Systems Inc.,
                    9.125%, 8/15/13                                      496,125
           325,000  SunGard Data Systems Inc.,
                    10.25%, 8/15/15                                      325,000
                                                                 ---------------
                                                                       3,168,308
                                                                 ---------------
LEISURE FACILITIES(3)
            44,000  Universal City Development
                    Partners, 11.75%, 4/1/10                              45,485
            25,000  Universal City Florida Holding Co.
                    I/Universal City Florida
                    Holdings Co. II, 8.375%, 5/1/10                       24,688
                                                                 ---------------
                                                                          70,173
                                                                 ---------------
MACHINERY - 0.1%
           540,000  Atlas Copco AB, 5.60%,
                    5/22/17 (Acquired 5/15/07,
                    Cost $539,757)(5)(7)                                 553,580
           530,000  Caterpillar Financial Services
                    Corp., 4.85%, 12/7/12                                552,504
           200,000  Rental Service Corp.,
                    9.50%, 12/1/14                                       164,500
           125,000  SPX Corp., 7.625%, 12/15/14
                    (Acquired 12/10/07,
                    Cost $125,000)(7)                                    128,906
                                                                 ---------------
                                                                       1,399,490
                                                                 ---------------
MEDIA - 0.5%
           400,000  Cablevision Systems Corp.,
                    8.00%, 4/15/12                                       387,000
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      260,000
           806,000  CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15(2)                                   564,200
           625,000  Cinemark Inc., VRN,
                    0.00%, 3/15/09(8)                                    571,875
         1,100,000  Comcast Corp., 5.90%, 3/15/16                      1,106,886
           428,000  CSC Holdings, Inc.,
                    8.125%, 8/15/09                                      436,560
           315,000  CSC Holdings, Inc.,
                    6.75%, 4/15/12                                       305,550
           500,000  Dex Media Inc., 8.00%, 11/15/13                      357,500

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           500,000  DIRECTV Holdings LLC/DIRECTV
                    Financing Co., Inc., 8.375%,
                    3/15/13                                              517,500
           250,000  Harland Clarke Holdings Corp.,
                    9.50%, 5/15/15                                       186,250
           275,000  Mediacom LLC/Mediacom Capital
                    Corp., 9.50%, 1/15/13                                242,000
           500,000  News America Holdings,
                    7.75%, 1/20/24                                       556,173
           200,000  R.H. Donnelley Corp.,
                    8.875%, 1/15/16                                      120,000
            50,000  Rogers Cable Inc.,
                    7.875%, 5/1/12                                        54,455
         1,662,000  Rogers Cable Inc.,
                    6.25%, 6/15/13(5)                                  1,800,643
         1,580,000  Time Warner Cable Inc.,
                    5.40%, 7/2/12                                      1,597,640
           450,000  Time Warner Inc.,
                    5.50%, 11/15/11                                      455,999
           130,000  Time Warner Inc.,
                    7.625%, 4/15/31                                      138,977
                                                                 ---------------
                                                                       9,659,208
                                                                 ---------------
METALS & MINING - 0.1%
           325,000  Freeport-McMoRan Copper &
                    Gold, Inc., 8.25%, 4/1/15                            342,469
           350,000  Tube City IMS Corp.,
                    9.75%, 2/1/15                                        310,625
         1,040,000  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06-11/17/06,
                    Cost $1,040,666)(7)                                1,067,612
           444,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $442,903)(7)                           427,799
                                                                 ---------------
                                                                       2,148,505
                                                                 ---------------
MULTI-UTILITIES - 0.3%
           530,000  CenterPoint Energy Resources
                    Corp., 6.125%, 11/1/17                               550,449
           680,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37                                 646,386
           130,000  CenterPoint Energy Transition
                    Bond Co. II, LLC, 5.17%, 8/1/19                      134,626
         1,022,000  Consolidated Edison Co. of
                    New York, Inc., Series 2006 C,
                    5.50%, 9/15/16                                     1,057,037
           581,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      599,848
         1,060,000  NSTAR Electric Co.,
                    5.625%, 11/15/17(5)                                1,114,399
           605,000  Pacific Gas and Electric Co.,
                    6.05%, 3/1/34                                        603,736
           367,000  Pacific Gas and Electric Co.,
                    5.80%, 3/1/37                                        353,750
           490,000  Pacific Gas and Electric Co.,
                    6.35%, 2/15/38                                       505,638
           120,000  Puget Sound Energy, Inc.,
                    3.36%, 6/1/08                                        119,791
                                                                 ---------------
                                                                       5,685,660
                                                                 ---------------
MULTILINE RETAIL - 0.1%
           395,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12                                       383,799
            25,000  J.C. Penney Corp., Inc.,
                    6.875%, 10/15/15                                      25,799
           520,000  Kohl's Corp., 6.875%, 12/15/37                       479,250
         1,310,000  Macy's Retail Holdings, Inc.,
                    5.875%, 1/15/13(5)                                 1,291,979
                                                                 ---------------
                                                                       2,180,827
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
           530,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17                                       535,578
           520,000  Canadian Natural Resources Ltd.,
                    6.75%, 2/1/39                                        528,390
           125,000  Chesapeake Energy Corp.,
                    7.625%, 7/15/13                                      127,500
           450,000  Chesapeake Energy Corp.,
                    7.50%, 6/15/14                                       461,250
         1,767,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(5)                                   1,813,551
           570,000  Enterprise Products Operating L.P.,
                    6.30%, 9/15/17                                       596,781
           550,000  Forest Oil Corp., 7.75%, 5/1/14                      563,750
            70,000  Kerr-McGee Corp., 6.95%, 7/1/24                       73,965

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           575,000  Massey Energy Co.,
                    6.625%, 11/15/10                                     575,000
           230,000  Massey Energy Co.,
                    6.875%, 12/15/13                                     224,250
           810,000  Nexen Inc., 6.40%, 5/15/37                           786,388
           300,000  Pacific Energy Partners
                    L.P./Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      318,088
         1,379,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(5)                           1,491,225
           275,000  Range Resources Corp.,
                    7.375%, 7/15/13                                      281,188
            75,000  Range Resources Corp.,
                    6.375%, 3/15/15                                       74,063
           350,000  Sabine Pass LNG, L.P.,
                    7.50%, 11/30/16                                      344,750
           560,000  Tesoro Corp., 6.25%, 11/1/12                         539,000
           470,000  Tesoro Corp., 6.50%, 6/1/17                          439,450
           260,000  TransCanada PipeLines Ltd.,
                    6.20%, 10/15/37                                      252,574
           200,000  Williams Companies, Inc. (The),
                    8.125%, 3/15/12                                      219,000
           770,000  XTO Energy Inc., 5.30%, 6/30/15                      787,224
           612,000  XTO Energy Inc., 6.10%, 4/1/36                       609,114
                                                                 ---------------
                                                                      11,642,079
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
           450,000  Boise Cascade LLC,
                    7.125%, 10/15/14                                     425,250
           550,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15                                       522,500
           175,000  Georgia-Pacific Corp., 7.125%,
                    1/15/17 (Acquired 12/13/06,
                    Cost $175,000)(7)                                    163,625
            36,000  Jefferson Smurfit Corp.,
                    8.25%, 10/1/12                                        33,750
           250,000  NewPage Corp., 10.00%,
                    5/1/12 (Acquired 12/19/07,
                    Cost $253,125)(7)                                    251,875
           200,000  Verso Paper Holdings LLC/Verso
                    Paper Inc., 9.125%, 8/1/14                           189,500
                                                                 ---------------
                                                                       1,586,500
                                                                 ---------------
PHARMACEUTICALS - 0.3%
         1,015,000  Abbott Laboratories,
                    5.875%, 5/15/16                                    1,092,754
           530,000  Abbott Laboratories,
                    6.15%, 11/30/37                                      552,585
         2,280,000  AstraZeneca plc,
                    5.40%, 9/15/12(5)                                  2,440,490
           790,000  AstraZeneca plc,
                    5.90%, 9/15/17(5)                                    850,741
         1,198,000  Wyeth, 5.95%, 4/1/37                               1,182,440
                                                                 ---------------
                                                                       6,119,010
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
           550,000  Host Marriott L.P., 7.00%, 8/15/12                   539,000
         1,100,000  ProLogis, 5.625%, 11/15/16(5)                      1,013,335
                                                                 ---------------
                                                                       1,552,335
                                                                 ---------------
ROAD & RAIL - 0.1%
           465,000  Hertz Corp., 8.875%, 1/1/14                          445,238
           375,000  Hertz Corp., 10.50%, 1/1/16                          358,125
           770,000  Union Pacific Corp.,
                    5.75%, 11/15/17                                      783,955
                                                                 ---------------
                                                                       1,587,318
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT(3)
            53,000  STATS ChipPAC Ltd.,
                    6.75%, 11/15/11                                       55,120
                                                                 ---------------
SOFTWARE - 0.1%
           571,000  Intuit Inc., 5.75%, 3/15/17                          568,014
         1,227,000  Oracle Corp., 5.00%, 1/15/11(5)                    1,272,137
                                                                 ---------------
                                                                       1,840,151
                                                                 ---------------
SPECIALTY RETAIL - 0.2%
           375,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       326,250
           300,000  Asbury Automotive Group Inc.,
                    7.625%, 3/15/17                                      238,500
           325,000  Claire's Stores Inc.,
                    9.25%, 6/1/15(2)                                     222,625
           450,000  Couche-Tard U.S. L.P./Couche-Tard
                    Financing Corp., 7.50%,
                    12/15/13                                             450,000
           670,000  GSC Holdings Corp.,
                    8.00%, 10/1/12                                       709,363
           530,000  Lowe's Companies, Inc.,
                    5.60%, 9/15/12                                       563,574
           275,000  Michaels Stores, Inc.,
                    10.00%, 11/1/14(2)                                   241,656
            29,000  Rent-A-Center Inc., 7.50%, 5/1/10                     27,260
           375,000  Toys "R" Us, Inc.,
                    7.375%, 10/15/18                                     260,625
            56,000  Visant Corp., 7.625%, 10/1/12                         54,320
                                                                 ---------------
                                                                       3,094,173
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS(3)
           575,000  Perry Ellis International, Inc.,
                    8.875%, 9/15/13                                      549,125
            38,000  Phillips-Van Heusen Corp.,
                    7.25%, 2/15/11                                        38,380
                                                                 ---------------
                                                                         587,505
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
           475,000  Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired 8/1/06-
                    10/5/06, Cost $488,500)(2)(7)                        394,250
           550,000  United Rentals North
                    America, Inc., 6.50%, 2/15/12                        500,500
           161,000  United Rentals North
                    America, Inc., 7.75%, 11/15/13                       131,215
                                                                 ---------------
                                                                       1,025,965
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
           300,000  Rural Cellular Corp.,
                    9.875%, 2/1/10                                       309,750
           100,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                        96,000
           705,000  Vodafone Group plc,
                    5.625%, 2/27/17                                      703,711
                                                                 ---------------
                                                                       1,109,461
                                                                 ---------------
TOTAL CORPORATE BONDS                                                150,661,143
(Cost $151,307,383)                                              ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(4) - 6.8%
         5,133,699  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(5)                                  5,156,102

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
        16,346,257  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.63%, 3/1/08                                        255,002
         3,700,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%,
                    11/10/38(5)                                        3,596,241
         2,200,000  Banc of America Commercial
                    Mortgage Inc., Series 2006-6,
                    Class A3 SEQ, 5.37%,
                    12/10/16(5)                                        2,072,913
         5,290,000  Banc of America Commercial
                    Mortgage Inc., Series 2007-4,
                    Class A3 SEQ, 5.81%, 8/10/14(5)                    5,077,945
         1,164,022  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    3.27%, 3/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $1,164,022)(5)(7)                   1,147,789
        25,023,074  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.75%, 3/1/08                                        632,683
         3,389,279  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 BBA7, Class A1, VRN,
                    3.23%, 3/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.11% with no caps (Acquired
                    6/5/06, Cost $3,389,279)(5)(7)                     3,300,433
         6,900,000  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 PW14, Class A4 SEQ,
                    5.20%, 12/1/38(5)                                  6,463,485
         8,830,806  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON,
                    Series 1998 C2, Class X, VRN,
                    0.89%, 3/1/08                                        248,128
           124,591  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1,
                    VRN, 3.22%, 3/15/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.10% with no caps
                    (Acquired 3/18/05,
                    Cost $124,591)(7)                                    124,383
           159,705  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1,
                    VRN, 3.27%, 3/15/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps
                    (Acquired 11/18/05,
                    Cost $159,705)(7)                                    155,506
        10,756,835  Countrywide Home Loan
                    Mortgage Pass-Through Trust,
                    Series 2007-16, Class A1,
                    6.50%, 10/25/37(5)                                10,892,284
         1,900,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2001 CK3, Class A4 SEQ,
                    6.53%, 6/15/34(5)                                  1,948,167
         2,400,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKN2, Class A3 SEQ,
                    6.13%, 4/15/37(5)                                  2,436,336
         2,100,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 3.30%, 3/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps (Acquired 7/24/07,
                    Cost $2,100,000)(5)(7)                             2,036,784
         3,881,864  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15(5)                                  3,927,825
         2,650,000  FHLMC, Series 2926, Class
                    EW SEQ, 5.00%, 1/15/25(5)                          2,644,202
         1,470,597  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(5)                                 1,477,172
         5,966,000  FHLMC, Series 3203, Class
                    VN SEQ, 5.00%, 6/15/22(5)                          6,007,494
           908,060  FNMA, Series 2003-52, Class
                    KF SEQ, VRN, 3.54%, 3/25/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%                                             911,133
         6,137,094  FNMA, Series 2005-63, Class
                    HA SEQ, 5.00%, 4/25/23(5)                          6,284,979
         5,380,905  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(5)                    5,298,405
         3,720,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, 4.31%, 8/10/42(5)                    3,660,975
         1,082,816  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 3.23%, 3/5/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with
                    no caps (Acquired 12/14/06,
                    Cost $1,082,816)(7)                                1,039,025

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           800,974  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1, VRN,
                    3.27%, 3/6/08, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with no caps                                   754,983
         7,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class
                    A3 SEQ, 3.85%, 5/15/27(5)                          6,655,964
         2,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C1, Class
                    A2 SEQ, 3.62%, 1/15/29(5)                          2,061,175
         5,700,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    4.57%, 6/15/29(5)                                  5,660,892
         3,223,549  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class
                    A2 SEQ, 4.82%, 4/15/30                             3,194,495
         4,600,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class
                    A3 SEQ, 4.65%, 7/30/30(5)                          4,454,581
           800,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class
                    A4 SEQ, 5.16%, 2/15/31                               755,218
           631,979  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    3.20%, 3/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $631,979)(7)                            608,127
            85,112  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33                                       88,393
         2,339,748  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    3.19%, 3/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps (Acquired
                    10/31/06, Cost $2,339,748)(5)(7)                   2,284,795
         2,270,920  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 3.26%, 3/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(5)                         2,179,498
        14,639,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45                          14,046,428
            98,809  Washington Mutual Asset
                    Securities Corp., Series 2003 C1A,
                    Class A SEQ, 3.83%, 1/25/35
                    (Acquired 2/3/06, Cost 95,717)(7)                     96,405
         1,975,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35                                     1,980,038
         5,334,622  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2007-11,
                    Class A19 SEQ, 6.00%, 8/25/37                      5,473,194
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                 127,089,577
(Cost $128,105,752)                                              ---------------

U.S. TREASURY SECURITIES - 3.8%
         4,670,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19(2)(5)                              6,506,263
         2,535,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)(5)                              3,594,749
         1,479,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(2)(5)                               1,868,509
         2,092,000  U.S. Treasury Bonds,
                    4.75%, 2/15/37(2)                                  2,205,755
        15,544,985  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(2)(5)                      17,179,648
        12,420,960  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12(2)(5)                       13,441,814
        12,958,836  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(2)(5)                       14,078,570
         5,050,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(2)                                  5,455,581
         6,375,000  U.S. Treasury Notes,
                    4.75%, 8/15/17(2)                                  6,995,071
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        71,325,960
(Cost $67,043,119)                                               ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 1.5%
         8,140,000  Clark County School District GO,
                    Series 2004 D, (Building Bonds),
                    5.00%, 12/15/14, Prerefunded
                    at 100% of Par (MBIA)(9)                           8,799,665
         7,890,000  Clark County School District GO,
                    Series 2005 C, (Building Bonds),
                    5.00%, 12/15/15, Prerefunded
                    at 100% of Par (FSA)(9)                            8,554,101
         1,150,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(5)                                   1,129,082
         6,000,000  Massachusetts GO, Series 2005 C,
                    5.00%, 9/1/15, Prerefunded at
                    100% of Par(9)                                     6,494,040
         2,120,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 3.95%,
                    3/5/08 (LOC: Keybank N.A.)(5)                      2,120,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            27,096,888
(Cost $27,114,410)                                               ---------------

ASSET-BACKED SECURITIES(4) - 1.3%
            63,815  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    3.20%, 3/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                    63,662
         1,143,354  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    3.18%, 3/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                 1,125,249
         1,375,335  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 3.18%, 3/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                      1,375,353
         6,300,000  Citibank Credit Card Issuance
                    Trust, Series 2007 A2, VRN,
                    3.06%, 5/21/08, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(5)                              6,200,276
         2,100,000  CNH Equipment Trust, Series
                    2007 C, Class A3A SEQ,
                    5.21%, 12/15/11(5)                                 2,141,870
            50,825  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 3.18%, 3/25/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                         50,684
           106,250  Goldman Sachs Auto Loan Trust,
                    Series 2005-1, Class A3 SEQ,
                    4.45%, 5/17/10                                       106,779
         1,586,843  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    3.18%, 3/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(5)                              1,568,474
           117,120  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    3.20%, 3/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                   115,773
         1,124,551  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 3.32%,
                    4/25/08, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps                                       1,124,644
         1,224,903  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 3.34%,
                    4/25/08, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps(5)                                         1,225,536
         6,762,529  SLM Student Loan Trust, Series
                    2007-8, Class A1, VRN, 3.56%,
                    4/25/08, resets quarterly off the
                    3-month LIBOR plus 0.23% with
                    no caps(5)                                         6,720,263
           934,317  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 3.18%, 3/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps                              927,203
           913,533  USAA Auto Owner Trust,
                    Series 2006-1, Class A3 SEQ,
                    5.01%, 9/15/10                                       921,284

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           106,827  WFS Financial Owner Trust,
                    Series 2005-3, Class A3A SEQ,
                    4.25%, 6/17/10                                       107,083
           579,853  World Omni Auto Receivables
                    Trust, Series 2006 A, Class
                    A3 SEQ, 5.01%, 10/15/10                              584,383
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         24,358,516
(Cost $24,489,839)                                               ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) - 1.2%
         4,264,836  FHLMC, 6.80%, 8/1/36(5)                            4,365,413
         6,019,296  FHLMC, 5.99%, 11/1/36(5)                           6,178,380
         3,698,079  FNMA, 6.49%, 5/1/36(5)                             3,794,366
         2,434,632  FNMA, 6.42%, 9/1/36(5)                             2,524,409
         2,575,952  FNMA, 6.45%, 9/1/36(5)                             2,670,940
         2,999,354  FNMA, 5.97%, 6/1/37(5)                             3,081,093
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                     22,614,601
(Cost $22,448,764)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 0.6%
         5,000,000  FHLMC, 2.875%, 4/30/10(2)(5)                       5,048,940
         5,500,000  FNMA, 5.375%, 6/12/17(2)(5)                        5,995,358
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               11,044,298
(Cost $11,034,718)                                               ---------------

COMMERCIAL PAPER(10) - 0.3%
         5,500,000  Cedar Springs Capital Co., 3.90%,
                    3/14/08 (Acquired 2/28/08,
                    Cost $5,491,063)(5)(7)                             5,492,245
(Cost $5,492,254)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.1%
           130,000  Hydro Quebec, 8.40%, 1/15/22                         177,191
            87,600  Overseas Private Investment Corp.,
                    4.10%, 11/15/14                                       89,913
         1,290,000  Province of Quebec,
                    5.00%, 7/17/09(5)                                  1,335,459
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                 1,602,563
(Cost $1,542,062)                                                ---------------

TEMPORARY CASH INVESTMENTS - 9.3%
        22,200,000  FHLB Discount Notes,
                    1.95%, 3/3/08(5)(10)                              22,200,000

Repurchase Agreement, Bank of America
Securities, LLC (collateralized by various
U.S. Treasury obligations, 2.75%, 2/28/13,
valued at $97,829,510), in joint trading account
at 1.55%, dated 2/29/08, due 3/3/08
(Delivery value $95,312,310)(5)                                       95,300,000

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 5.50%, 8/15/28,
valued at $58,034,773), in joint trading account
at 1.70%, dated 2/29/08, due 3/3/08
(Delivery value $56,407,990)(5)                                       56,400,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     173,900,000
(Cost $173,897,595)                                              ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(12) - 6.7%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $40,010,267)                               40,000,000

Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.10%, dated 2/29/08,
due 3/3/08 (Delivery value $45,064,850)                               45,053,211

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $40,010,267)                               40,000,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        125,053,211
(Cost $125,053,211)                                              ---------------

TOTAL INVESTMENT SECURITIES - 110.6%                               2,064,583,703
                                                                 ---------------
(Cost $1,928,627,181)

OTHER ASSETS AND LIABILITIES - (10.6)%                             (197,957,866)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,866,625,837
                                                                 ===============

FUTURES CONTRACTS
                                   Expiration     Underlying Face    Unrealized
Contracts Purchased                   Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
105 S&P 500 E-Mini Futures         March 2008      $  7,011,375      $  (28,759)
775 U.S. Treasury 2-Year Notes     June 2008        166,564,453       1,428,298
987 U.S. Treasury 5-Year Notes     June 2008        112,764,750       1,517,530
                                                 -------------------------------
                                                   $286,340,578      $2,917,069
                                                 ===============================

                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
 20 U.S. Long Bond                 June 2008       $  2,372,500     $   (19,415)
979 U.S. Treasury 10-Year Notes    June 2008        114,818,344      (1,257,680)
                                                 -------------------------------
                                                   $117,190,844     $(1,277,095)
                                                 ===============================

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS
Notional                                                             Unrealized
Amount         Description of Agreement            Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$13,100,000    Pay quarterly a fixed rate equal    June 2012         $  691,793
               to 0.35% multiplied by the
               notional amount and receive from
               Barclays Bank plc upon each
               default event of one of the
               issues of Dow Jones CDX N.A.
               Investment Grade 8, par value
               of the proportional notional
               amount.
  4,260,000    Pay quarterly a fixed rate equal    September 2012        69,709
               to 0.47% multiplied by the
               notional amount and receive from
               Deutsche Bank AG upon each
               default event of JPMorgan Chase
               & Co., par value of the
               proportional notional amount of
               JPMorgan Chase & Co., 4.75%,
               3/1/15.
  5,690,000    Pay quarterly a fixed rate equal    September 2012       301,902
               to 0.63% multiplied by the
               notional amount and receive from
               Deutsche Bank AG upon each
               default event of Morgan Stanley,
               par value of the proportional
               notional amount of Morgan
               Stanley, 6.60%, 4/1/12.
  5,690,000    Pay quarterly a fixed rate equal    September 2012       299,208
               to 1.32% multiplied by the
               notional amount and receive from
               Deutsche Bank AG upon each
               default event of Bear Stearns
               Companies Inc. (The), par value
               of the proportional notional
               amount of Bear Stearns Companies
               Inc. (The), 5.30%, 10/30/15.
  2,600,000    Pay quarterly a fixed rate equal    December 2012         45,590
               to 0.40% multiplied by the
               notional amount and receive from
               Bank of America N.A. upon each
               default event of FHLMC, par
               value of the proportional
               notional amount of FHLMC, VRN,
               5.08%, 2/7/11.
  2,220,000    Pay quarterly a fixed rate equal    December 2012         63,380
               to 0.70% multiplied by the
               notional amount and receive from
               Morgan Stanley Capital Services,
               Inc. upon each default event of
               Citigroup Inc., par value of the
               proportional notional amount of
               Citigroup Inc., 6.50%, 1/18/11.
  2,200,000    Pay quarterly a fixed rate equal    December 2012         27,835
               to 0.72% multiplied by the
               notional amount and receive from
               Deutsche Bank AG upon each
               default event of Barclays Bank
               plc, par value of the
               proportional notional amount of
               Barclays Bank plc, VRN, 4.57%,
               10/27/08.
  1,290,000    Pay quarterly a fixed rate equal    December 2012         54,115
               to 0.73% multiplied by the
               notional amount and receive from
               Barclays Bank plc upon each
               default event of American
               International Group, Inc., par
               value of the proportional
               notional amount of American
               International Group, Inc.,
               4.25%, 5/15/13.
  1,050,000    Pay quarterly a fixed rate equal    December 2012         17,766
               to 2.45% multiplied by the
               notional amount and receive from
               Bank of America N.A. upon each
               default event of Toll Brothers,
               Inc., par value of the
               proportional notional amount of
               Toll Brothers Finance Corp.,
               6.875%, 11/15/12.
  1,050,000    Pay quarterly a fixed rate equal    December 2012          1,077
               to 2.85% multiplied by the
               notional amount and receive from
               Barclays Bank plc upon each
               default event of Toll Brothers,
               Inc., par value of the
               proportional notional amount of
               Toll Brothers Finance Corp.,
               6.875%, 11/15/12.
    530,000    Pay quarterly a fixed rate equal    March 2013             6,119
               to 0.70% multiplied by the
               notional amount and receive from
               Barclays Bank plc upon each
               default event of Rohm & Haas
               Company, par value of the
               proportional notional amount of
               Rohm & Haas Company, 7.85%,
               7/15/29.

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
Notional                                                             Unrealized
Amount         Description of Agreement            Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$ 5,800,000    Pay quarterly a fixed rate equal    March 2017        $  163,805
               to 0.12% multiplied by the
               notional amount and receive from
               Barclays Bank plc upon each
               default event of Pfizer Inc.,
               par value of the proportional
               notional amount of Pfizer Inc.,
               4.65%, 3/1/18.
  2,840,000    Pay quarterly a fixed rate equal    September 2017       174,767
               to 0.64% multiplied by the
               notional amount and receive from
               Deutsche Bank AG upon each
               default event of JPMorgan Chase
               & Co., par value of the
               proportional notional amount of
               JPMorgan Chase & Co., 6.75%,
               2/1/11.
                                                                 ---------------
                                                                     $1,917,066
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
CDX = Credit Derivative Indexes
CVA = Certificaten Van Aandelen
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GDR = Global Depositary Receipt
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MBIA = MBIA Insurance Corporation
OJSC = Open Joint Stock Company
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 29, 2008.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective February 29, 2008.
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 29, 2008. The aggregate value of securities on loan at February 29, 2008, was
    $122,711,662.
(3) Industry is less than 0.05% of total net assets.
(4) Final maturity indicated, unless otherwise noted.
(5) Security, or a portion thereof, has been segregated for forward commitments, futures contracts, swap agreements and/or when-issued securities.
(6) Forward commitment.
(7) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 29,
    2008, was $30,012,751, which represented 1.6% of total net assets.
(8) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    February 29, 2008.
(9) Escrowed to maturity in U.S. government securities or state and local government securities.
(10) The rate indicated is the yield to maturity at purchase.
(11) When-issued security.
(12) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of
Directors or its designee, in accordance with procedures adopted by the Board of
Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of February
29, 2008:

                                                                UNREALIZED GAIN
                                                   VALUE OF     (LOSS) ON OTHER
                                                  INVESTMENT       FINANCIAL
              VALUATION INPUTS                    SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                         $  871,559,549    $ 1,639,974
Level 2 - Other Significant Observable Inputs    1,193,024,154      1,917,066
Level 3 - Significant Unobservable Inputs                    -              -
                                               ---------------------------------
                                                $2,064,583,703    $ 3,557,040
                                               =================================
*Includes futures contracts and swap agreements.

3. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,946,610,314
                                                                 ===============
Gross tax appreciation of investments                            $  186,805,810
Gross tax depreciation of investments                               (68,832,421)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  117,973,389
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: AGGRESSIVE FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 76.1%
AEROSPACE & DEFENSE - 2.5%
            17,500  Alliant Techsystems Inc.(1)                   $    1,836,007
           169,759  BE Aerospace, Inc.(1)                              5,822,734
            28,989  Boeing Co.                                         2,399,999
            10,137  Elbit Systems Ltd. ORD                               578,796
            27,370  Finmeccanica SpA ORD                                 841,710
            57,300  Honeywell International Inc.                       3,297,042
            15,755  Lockheed Martin Corp.                              1,625,916
            14,300  Northrop Grumman Corp.                             1,124,123
            26,700  Precision Castparts Corp.                          2,947,413
            74,800  Raytheon Co.                                       4,850,032
            49,400  United Technologies Corp.                          3,483,194
                                                                 ---------------
                                                                      28,806,966
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.2%
             2,257  C.H. Robinson Worldwide Inc.                         114,588
             4,152  FedEx Corp.                                          365,916
            19,633  United Parcel Service, Inc. Cl B                   1,379,022
                                                                 ---------------
                                                                       1,859,526
                                                                 ---------------
AIRLINES - 0.2%
            46,800  Continental Airlines, Inc. Cl B(1)                 1,131,625
            48,710  easyJet plc ORD(1)                                   395,586
            68,055  Southwest Airlines Co.                               834,354
                                                                 ---------------
                                                                       2,361,565
                                                                 ---------------
AUTO COMPONENTS - 0.6%
            71,800  ArvinMeritor, Inc.(2)                                810,622
             8,650  Autoliv, Inc.                                        431,635
            78,400  BorgWarner, Inc.                                   3,379,824
             8,859  Continental AG ORD                                   864,229
            20,591  Magna International Inc. Cl A                      1,507,467
                                                                 ---------------
                                                                       6,993,777
                                                                 ---------------
AUTOMOBILES - 0.5%
            22,600  Fiat SpA ORD                                         474,609
             6,600  Honda Motor Co., Ltd. ORD                            201,454
            57,000  Isuzu Motors Ltd. ORD                                259,569
           316,000  PT Astra International Tbk ORD                       944,087
             5,084  Renault SA ORD                                       542,831
             4,900  Thor Industries Inc.(2)                              149,352
            55,000  Toyota Motor Corp. ORD                             2,991,379
                                                                 ---------------
                                                                       5,563,281
                                                                 ---------------
BEVERAGES - 1.6%
            64,684  Anheuser-Busch Companies, Inc.                     3,045,970
           106,681  Coca-Cola Co. (The)                                6,236,570
            58,974  Coca-Cola Enterprises Inc.                         1,440,735

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            18,000  Coca-Cola Hellenic Bottling Co.
                    SA ORD                                               792,295
            56,564  Compania Cervecerias Unidas
                    SA ORD                                               392,067
            64,369  Pepsi Bottling Group Inc.                          2,189,190
            18,565  PepsiAmericas, Inc.                                  469,695
            54,291  PepsiCo, Inc.                                      3,776,481
           220,000  Tsingtao Brewery Co. Ltd.
                    H Shares ORD(2)                                      638,455
                                                                 ---------------
                                                                      18,981,458
                                                                 ---------------
BIOTECHNOLOGY - 1.3%
            27,900  Alexion Pharmaceuticals Inc.(1)                    1,691,019
            24,280  Amgen Inc.(1)                                      1,105,226
            87,700  BioMarin Pharmaceutical Inc.(1)                    3,336,108
            12,428  Cephalon, Inc.(1)                                    749,906
            89,650  CSL Ltd. ORD                                       3,010,893
            85,290  Gilead Sciences, Inc.(1)                           4,035,922
            63,600  Millennium
                    Pharmaceuticals, Inc.(1)                             889,764
            27,900  Onyx Pharmaceuticals, Inc.(1)                        762,228
                                                                 ---------------
                                                                      15,581,066
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            33,600  Daikin Industries Ltd. ORD                         1,502,352
            30,780  Kingspan Group plc ORD                               417,510
            41,740  Masco Corp.                                          780,121
                                                                 ---------------
                                                                       2,699,983
                                                                 ---------------
CAPITAL MARKETS - 2.4%
             3,210  AllianceBernstein Holding L.P.                       199,181
             5,190  Ameriprise Financial Inc.                            262,822
            11,600  Bank of New York Mellon Corp.
                    (The)                                                508,892
             5,630  Bear Stearns Companies Inc.
                    (The)                                                449,612
             8,500  BlackRock, Inc.                                    1,642,625
            53,944  Egyptian Financial Group -
                    Hermes Holding SAE ORD                               626,633
            16,300  GFI Group Inc.(1)                                  1,247,765
             7,789  Goldman Sachs Group, Inc. (The)                    1,321,248
            62,280  ICAP plc ORD                                         774,838
           131,000  Invesco Ltd.                                       3,354,909
            27,590  Julius Baer Holding AG ORD                         2,039,691
            15,709  Knight Capital Group, Inc. Cl A(1)                   251,815
             3,920  Legg Mason, Inc.                                     258,877
           120,581  Man Group plc ORD                                  1,314,854
            26,560  Merrill Lynch & Co., Inc.                          1,316,314
             2,393  Mirae Asset Securities Co.
                    Ltd. ORD(1)                                          339,702
            80,655  Morgan Stanley                                     3,397,188
            48,499  Northern Trust Corp.                               3,279,986
            37,243  State Street Corp.                                 2,925,438
             8,808  UBS AG ORD                                           288,018
            55,400  Waddell & Reed Financial, Inc.
                    Cl A                                               1,736,236
                                                                 ---------------
                                                                      27,536,644
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CHEMICALS - 2.7%
             6,010  BASF SE ORD                                          761,670
            16,053  Celanese Corp., Series A                             624,462
             1,674  CF Industries Holdings, Inc.                         204,362
            34,760  du Pont (E.I.) de Nemours & Co.                    1,613,559
             3,610  International Flavors &
                    Fragrances Inc.                                      155,699
            75,025  Israel Chemicals Ltd. ORD                          1,042,461
             6,877  K+S AG ORD(2)                                      1,968,152
            57,000  Kuraray Co. Ltd. ORD                                 677,878
            11,180  Linde AG ORD                                       1,483,057
             7,040  Minerals Technologies Inc.                           424,371
            82,037  Monsanto Co.                                       9,490,040
            22,939  Mosaic Co. (The)(1)                                2,553,111
             6,912  Potash Corp. of
                    Saskatchewan ORD                                   1,098,730
            14,500  PPG Industries, Inc.                                 898,710
            12,202  Syngenta AG ORD(2)                                 3,494,497
            30,389  Terra Industries Inc.(1)(2)                        1,373,887
            18,515  Umicore ORD                                          942,925
            34,261  Uralkali GDR(1)                                    1,371,650
            16,190  Yara International ASA ORD                           903,649
                                                                 ---------------
                                                                      31,082,870
                                                                 ---------------
COMMERCIAL BANKS - 2.8%
            21,844  Anglo Irish Bank Corp. plc ORD                       308,826
             8,470  Associated Banc-Corp                                 211,072
            38,800  Banco do Brasil SA ORD                               646,686
            87,940  Banco Santander Central
                    Hispano SA ORD                                     1,572,903
             7,860  BB&T Corporation                                     244,682
             5,656  BRE Bank SA ORD(1)                                 1,004,352
           653,100  Bumiputra - Commerce
                    Holdings Bhd ORD                                   2,122,254
           595,500  China Merchants Bank Co., Ltd.
                    Cl H ORD                                           2,056,618
             8,518  Credicorp Ltd.                                       633,143
           174,553  Grupo Financiero Banorte,
                    SAB de CV ORD(2)                                     725,280
            44,600  Hang Seng Bank Ltd. ORD                              842,627
            26,000  HSBC Holdings plc                                    395,841
            21,110  ICICI Bank Ltd. ADR                                1,094,342
           591,000  Industrial and Commercial Bank
                    of China Ltd. H Shares ORD                           409,189
           177,800  Kasikornbank PCL ORD                                 490,995
            16,750  KBC Groupe ORD                                     2,099,740
             3,824  Komercni Banka AS ORD                                941,669
            41,620  Marshall & Ilsley Corp.                              965,584
            38,650  National Bank of Greece SA ORD                     2,104,061
            20,000  National City Corp.                                  317,200
            85,000  Oversea-Chinese
                    Banking Corp. ORD                                    459,788
            11,000  PNC Financial Services Group                         675,730
            21,686  Royal Bank of Canada                               1,086,469
             6,521  Societe Generale ORD(2)                              699,130
             1,630  Societe Generale -
                    new shares ORD(1)(11)                                179,228
            27,780  South Financial Group Inc. (The)                     400,865
            23,420  Standard Chartered plc ORD                           770,411
            12,130  SunTrust Banks, Inc.                                 705,117
           159,077  Turkiye Garanti Bankasi AS ORD                       949,558
            48,160  U.S. Bancorp                                       1,542,083
            59,700  Unibanco-Uniao de Bancos
                    Brasileiros SA ORD                                   808,594
            36,900  Wachovia Corp.                                     1,129,878
           126,043  Wells Fargo & Co.                                  3,684,238

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            20,080  Westpac Banking Corp. ORD                            428,757
             5,370  Zions Bancorporation                                 256,418
                                                                 ---------------
                                                                      32,963,328
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
            37,730  Aggreko plc ORD                                      439,518
            20,950  Avery Dennison Corp.                               1,075,154
            50,764  Capita Group plc ORD                                 657,574
            62,700  FTI Consulting, Inc.(1)                            3,981,451
            11,690  Pitney Bowes, Inc.                                   418,268
            40,550  R.R. Donnelley & Sons Company                      1,290,707
             8,660  Republic Services, Inc.                              264,390
               460  SGS SA ORD                                           617,333
            46,080  Waste Management, Inc.                             1,512,806
               307  Watson Wyatt Worldwide, Inc.
                    Cl A                                                  16,286
                                                                 ---------------
                                                                      10,273,487
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.5%
           408,000  AAC Acoustic Technology
                    Holdings Inc. ORD(1)                                 388,510
            62,000  ADC Telecommunications, Inc.(1)                      847,540
           149,299  Cisco Systems Inc.(1)                              3,638,417
            76,100  Corning Inc.                                       1,767,803
           103,900  JDS Uniphase Corp.(1)                              1,366,285
            50,700  Juniper Networks, Inc.(1)                          1,359,774
            30,890  Motorola, Inc.                                       307,973
            50,220  Nokia Oyj ORD                                      1,807,563
           104,100  QUALCOMM Inc.                                      4,410,717
            16,960  Research In Motion Ltd.(1)                         1,760,448
                                                                 ---------------
                                                                      17,655,030
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.7%
            62,155  Apple Inc.(1)                                      7,770,617
           101,700  Dell Inc.(1)                                       2,018,745
            10,680  Diebold, Inc.                                        257,602
           116,300  EMC Corp.(1)                                       1,807,302
            96,541  Hewlett-Packard Co.                                4,611,764
            19,957  Lexmark International, Inc. Cl A(1)                  659,180
            47,801  Seagate Technology                                 1,031,068
            14,832  Sun Microsystems, Inc.(1)                            243,245
            16,967  Western Digital Corp.(1)                             523,771
           599,981  Wistron Corp. ORD                                    976,741
                                                                 ---------------
                                                                      19,900,035
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.3%
            57,890  AMEC plc ORD                                         883,812
           294,436  Boart Longyear Group ORD(1)                          550,756
            19,769  Chicago Bridge & Iron Company
                    New York Shares                                      919,654
           239,000  China Communications
                    Construction Co. Ltd.
                    H Shares ORD                                         611,410
             4,640  Daelim Industrial Co., Ltd. ORD                      718,737
             2,525  Fluor Corp.                                          351,606
            59,914  Foster Wheeler Ltd.(1)                             3,921,370
             6,920  Hochtief AG ORD                                      755,614

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             8,457  Orascom Construction
                    Industries ORD                                     1,017,476
         3,706,000  PT Truba Alam Manunggal
                    Engineering Tbk ORD(1)                               473,496
            79,377  Quanta Services, Inc.(1)                           1,895,523
            21,200  Shaw Group Inc. (The)(1)                           1,364,856
            15,640  Vinci SA ORD                                       1,079,176
                                                                 ---------------
                                                                      14,543,486
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.3%
           566,856  Asia Cement Corp. ORD                                941,987
           296,000  China National Building
                    Material Co. Ltd. Cl H ORD                           922,173
            12,090  Holcim Ltd. ORD                                    1,230,123
                                                                 ---------------
                                                                       3,094,283
                                                                 ---------------
CONSUMER FINANCE - 0.5%
            48,193  American Express Co.                               2,038,563
            32,523  Capital One Financial Corp.                        1,497,034
            38,910  Discover Financial Services                          587,152
           105,900  Redecard SA ORD                                    1,634,772
                                                                 ---------------
                                                                       5,757,521
                                                                 ---------------
CONTAINERS & PACKAGING - 1.1%
            71,500  Bemis Co., Inc.                                    1,774,630
           188,805  Owens-Illinois Inc.(1)                            10,658,042
            12,289  Rock-Tenn Co. Cl A                                   329,714
                                                                 ---------------
                                                                      12,762,386
                                                                 ---------------
DISTRIBUTORS(3)
             9,210  Genuine Parts Co.                                    379,913
                                                                 ---------------
DIVERSIFIED - 0.1%
             6,000  iShares Russell 1000 Growth
                    Index Fund                                           330,300
             2,319  Standard and Poor's 500
                    Depositary Receipt Series 1                          310,166
                                                                 ---------------
                                                                         640,466
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.4%
            20,000  Apollo Group, Inc. Cl A(1)                         1,227,600
            18,300  DeVry Inc.                                           804,102
            29,900  H&R Block, Inc.                                      557,635
             3,791  MegaStudy Co., Ltd. ORD                            1,308,881
             5,200  Strayer Education, Inc.                              809,640
                                                                 ---------------
                                                                       4,707,858
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.1%
            11,930  Babcock & Brown Ltd. ORD(2)                          187,947
           159,837  Bank of America Corp.                              6,351,922
            30,400  Bolsa de Mercadorias e Futuros -
                    BM&F SA ORD                                          329,936
           164,344  Citigroup Inc.                                     3,896,596

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             2,300  CME Group Inc.                                     1,180,590
            16,810  Deutsche Boerse AG ORD                             2,627,152
             6,300  IntercontinentalExchange Inc.(1)                     820,890
           166,757  JPMorgan Chase & Co.                               6,778,672
             8,150  McGraw-Hill
                    Companies, Inc. (The)                                333,580
            20,800  Nasdaq Stock Market, Inc.
                    (The)(1)                                             863,408
           884,000  Yuanta Financial Holding Co.,
                    Ltd. ORD(1)                                          788,076
                                                                 ---------------
                                                                      24,158,769
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.4%
           238,832  AT&T Inc.                                          8,318,518
           363,573  Axtel, SAB de CV ORD(1)(2)                           805,579
               952  CenturyTel Inc.                                       34,453
             4,400  Embarq Corp.                                         184,536
            17,600  GVT Holding SA ORD(1)                                380,054
            66,720  Koninklijke KPN N.V. ORD                           1,260,674
            61,610  Telefonica SA ORD                                  1,784,599
            98,259  Verizon Communications Inc.                        3,568,767
                                                                 ---------------
                                                                      16,337,180
                                                                 ---------------
ELECTRIC UTILITIES - 1.4%
            17,800  Allegheny Energy, Inc.                               901,926
            44,032  CEZ AS ORD                                         3,281,794
            16,717  Duke Energy Corp.                                    293,216
             4,146  Edison International                                 204,812
            20,421  Entergy Corp.                                      2,098,054
            20,761  Exelon Corporation                                 1,553,961
            20,110  FPL Group, Inc.                                    1,212,432
             8,730  IDACORP, Inc.                                        260,154
            24,400  PPL Corporation                                    1,107,272
           115,506  Reliant Energy, Inc.(1)                            2,633,537
            70,650  Scottish and Southern
                    Energy plc ORD                                     2,071,651
             5,830  Southern Co.                                         201,310
            16,640  Westar Energy Inc.                                   378,227
                                                                 ---------------
                                                                      16,198,346
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.1%
            64,320  ABB Ltd. ORD                                       1,602,534
            10,140  ALSTOM Co. ORD                                     2,127,122
            40,733  Bharat Heavy Electricals Ltd. ORD                  2,309,458
            52,900  Cooper Industries, Ltd. Cl A                       2,218,097
           100,555  Emerson Electric Co.                               5,124,282
            12,200  First Solar Inc.(1)                                2,503,440
            12,560  Gamesa Corporacion Tecnologica
                    SA ORD                                               510,226
            10,370  Hubbell Inc. Cl B                                    470,487
            75,000  JA Solar Holdings Co., Ltd. ADR(1)                 1,071,750
            61,000  Mitsubishi Electric Corp. ORD                        556,925
            11,720  Q-Cells AG ORD(1)                                    934,092
             3,900  Schneider Electric SA ORD                            443,830
            38,110  Vestas Wind Systems AS ORD(1)                      3,888,686
                                                                 ---------------
                                                                      23,760,929
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.7%
           685,000  AU Optronics Corp. ORD                             1,316,086
           120,000  Flextronics International Ltd.(1)                  1,216,800
           451,680  Hon Hai Precision Industry Co.,
                    Ltd. ORD                                           2,686,513
            32,690  Molex Inc.                                           736,506
            71,148  Tyco Electronics Ltd.                              2,340,769
                                                                 ---------------
                                                                       8,296,674
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.1%
             3,958  Aban Offshore Ltd. ORD(1)                            402,644
            40,445  Aker Kvaerner ASA ORD                                964,497
            19,700  Cameron International Corp.(1)                       836,856
           232,000  China Oilfield Services Ltd. ORD                     452,803
            10,546  Core Laboratories N.V.(1)                          1,282,394
            85,571  Dresser-Rand Group Inc.(1)                         2,915,404
             9,872  FMC Technologies Inc.(1)                             559,348
            16,571  Halliburton Co.                                      634,669
            19,200  Helmerich & Payne, Inc.                              860,736
           106,200  KNM Group Bhd ORD(1)                                 200,320
            63,403  National Oilwell Varco, Inc.(1)                    3,950,007
            21,180  OAO TMK GDR                                          727,119
            36,100  Patterson-UTI Energy Inc.                            856,653
            68,552  Saipem SpA ORD                                     2,794,808
         1,663,100  SapuraCrest Petroleum Bhd ORD                        627,335
            33,351  Schlumberger Ltd.                                  2,883,194
            14,400  Transocean Inc.                                    2,023,344
            18,900  Weatherford International Ltd.(1)                  1,302,588
             8,980  WorleyParsons Ltd. ORD                               307,104
                                                                 ---------------
                                                                      24,581,823
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.6%
         5,955,000  Alliance Global Group Inc. ORD(1)                    634,141
            51,200  Costco Wholesale Corp.                             3,170,304
            27,200  Kroger Co. (The)                                     659,600
            12,600  Metro AG ORD                                       1,053,873
            16,511  Safeway Inc.                                         474,526
             1,184  Shinsegae Co. Ltd. ORD                               732,900
            15,484  Shoppers Drug Mart Corp. ORD                         791,345
            24,674  SYSCO Corp.                                          692,352
           340,003  Tesco plc ORD                                      2,683,430
            17,100  Walgreen Co.                                         624,321
           128,327  Wal-Mart Stores, Inc.                              6,363,737
            20,307  X5 Retail Group N.V. GDR(1)                          682,509
                                                                 ---------------
                                                                      18,563,038
                                                                 ---------------
FOOD PRODUCTS - 1.1%
            17,150  Campbell Soup Co.                                    553,774
           316,000  China Yurun Food
                    Group Ltd. ORD(2)                                    390,623
            47,940  ConAgra Foods, Inc.                                1,059,474
             9,619  Flowers Foods Inc.                                   217,967
            27,133  General Mills, Inc.                                1,519,177
             9,670  Groupe Danone ORD                                    760,496
            19,110  H.J. Heinz Co.                                       842,942

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            17,970  Hershey Co. (The)                                    666,328
             5,912  Hormel Foods Corp.                                   241,564
            77,280  Kraft Foods Inc. Cl A                              2,408,818
             6,910  Nestle SA ORD                                      3,298,142
             6,840  Unilever N.V. CVA                                    211,785
            29,400  Unilever N.V. New York Shares                        914,340
                                                                 ---------------
                                                                      13,085,430
                                                                 ---------------
GAS UTILITIES - 0.2%
         2,768,000  China Gas Holdings Ltd. ORD(2)                       910,971
            11,114  ONEOK, Inc.                                          517,579
             1,154  Southwest Gas Corp.                                   29,531
            21,514  WGL Holdings Inc.                                    671,022
                                                                 ---------------
                                                                       2,129,103
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
           117,178  Baxter International Inc.                          6,915,845
            14,480  Beckman Coulter, Inc.                                977,400
            74,223  Becton, Dickinson & Co.                            6,711,244
            22,100  C.R. Bard, Inc.                                    2,094,859
            45,600  DENTSPLY International Inc.                        1,780,224
             9,900  Gen-Probe Inc.(1)                                    473,319
             8,400  Idexx Laboratories, Inc.(1)                          465,948
             3,700  Intuitive Surgical Inc.(1)                         1,043,104
            51,500  Medtronic, Inc.                                    2,542,040
             2,644  Mettler-Toledo
                    International, Inc.(1)                               258,319
             5,480  Sonova Holding AG ORD                                519,869
            17,800  Terumo Corp. ORD                                     965,749
                                                                 ---------------
                                                                      24,747,920
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.3%
             2,838  AMERIGROUP Corp.(1)                                  102,168
            89,548  Express Scripts, Inc.(1)                           5,292,286
            31,740  Fresenius Medical Care AG & Co.
                    KGaA ORD                                           1,667,227
            26,900  Humana Inc.(1)                                     1,838,077
            12,650  LifePoint Hospitals Inc.(1)                          317,009
            81,900  Medco Health Solutions Inc.(1)                     3,628,989
             6,600  Quest Diagnostics Inc.                               314,622
             9,800  Universal Health Services, Inc.
                    Cl B                                                 523,516
            18,600  VCA Antech Inc.(1)                                   597,246
            11,605  WellCare Health Plans Inc.(1)                        554,023
                                                                 ---------------
                                                                      14,835,163
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.1%
            42,300  Bally Technologies, Inc.(1)                        1,603,593
             4,909  Choice Hotels International Inc.                     159,297
           123,140  Compass Group plc ORD                                796,006
             3,300  Darden Restaurants, Inc.                             101,739
            27,000  International Game Technology                      1,219,050
            18,640  International Speedway Corp.                         742,618
            10,200  Las Vegas Sands Corp.(1)                             849,660
            53,750  McDonald's Corp.                                   2,908,412

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             9,702  Modetour Network Inc. ORD                            446,228
            27,331  Orascom Hotels &
                    Development ORD                                      441,862
            26,040  Speedway Motorsports Inc.                            760,368
           149,650  TUI Travel plc ORD(1)                                798,411
            24,429  WMS Industries Inc.(1)                               927,569
            34,432  Yum! Brands, Inc.                                  1,186,182
                                                                 ---------------
                                                                      12,940,995
                                                                 ---------------
HOUSEHOLD DURABLES - 0.3%
            16,700  KB Home(2)                                           399,631
            11,200  Makita Corp. ORD                                     394,788
             5,700  Mohawk Industries Inc.(1)(2)                         407,037
            28,700  Newell Rubbermaid Inc.                               651,490
            16,600  Rossi Residencial SA ORD                             382,612
             7,500  Sony Corp. ORD                                       350,349
            26,683  Tupperware Brands Corp.                              973,397
             2,340  Whirlpool Corp.                                      197,426
                                                                 ---------------
                                                                       3,756,730
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.1%
             5,653  Colgate-Palmolive Co.                                430,137
            26,450  Kimberly-Clark Corp.                               1,724,011
           117,137  Procter & Gamble Co. (The)                         7,752,127
            44,092  Reckitt Benckiser Group plc ORD                    2,387,175
             1,000  Uni-Charm Corp. ORD                                   73,059
                                                                 ---------------
                                                                      12,366,509
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.2%
           195,170  International Power plc ORD                        1,466,355
            16,000  NRG Energy Inc.(1)                                   660,320
                                                                 ---------------
                                                                       2,126,675
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.5%
             6,200  3M Co.                                               486,080
            30,890  Barloworld Ltd. ORD                                  373,929
            78,057  Enka Insaat ve Sanayi AS ORD                       1,184,808
           335,554  General Electric Co.                              11,120,261
            81,000  Keppel Corp. Ltd. ORD                                609,944
            19,088  McDermott International, Inc.(1)                     996,775
             7,450  Siemens AG ORD                                       951,571
            27,530  Tyco International Ltd.                            1,102,852
                                                                 ---------------
                                                                      16,826,220
                                                                 ---------------
INSURANCE - 2.3%
            16,441  Ace, Ltd.                                            924,642
            44,170  Admiral Group plc ORD                                883,217
            41,900  Aflac Inc.                                         2,614,979
            41,920  Allstate Corp.                                     2,000,842
            81,212  American International Group, Inc.                 3,805,593
            25,326  Arch Capital Group Ltd.(1)                         1,734,324

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             9,234  Aspen Insurance Holdings Ltd.                        267,232
            33,597  AXA SA ORD                                         1,133,594
            39,139  Axis Capital Holdings Ltd.                         1,443,055
           303,000  Cathay Financial Holding Co.,
                    Ltd. ORD                                             771,426
            55,610  Chubb Corp.                                        2,830,549
             5,403  Endurance Specialty Holdings Ltd.                    212,338
            11,740  Genworth Financial Inc. Cl A                         272,133
            20,290  Hartford Financial Services
                    Group Inc. (The)                                   1,418,271
            17,800  Loews Corp.                                          744,752
            39,370  Marsh & McLennan
                    Companies, Inc.                                    1,002,754
            59,330  QBE Insurance Group Ltd. ORD                       1,224,940
               290  Sony Financial Holdings Inc.
                    ORD(1)                                             1,141,543
            11,100  Torchmark Corp.                                      668,886
             9,400  Travelers Companies, Inc. (The)                      436,254
            34,816  Unum Group                                           797,635
                                                                 ---------------
                                                                      26,328,959
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.2%
            10,115  Amazon.com, Inc.(1)                                  652,114
            16,200  Priceline.com Inc.(1)(2)                           1,847,124
                                                                 ---------------
                                                                       2,499,238
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.5%
           178,504  Alibaba.com Ltd. ORD(1)(2)                           417,189
            19,003  eBay Inc.(1)                                         500,919
             6,660  Google Inc. Cl A(1)                                3,138,059
            17,900  Mercadolibre Inc.(1)                                 647,085
             4,555  NHN Corp. ORD(1)                                   1,007,603
                                                                 ---------------
                                                                       5,710,855
                                                                 ---------------
IT SERVICES - 1.4%
            60,693  Accenture Ltd. Cl A                                2,139,428
           499,934  Dimension Data Holdings plc                          504,451
            20,400  DST Systems, Inc.(1)(2)                            1,433,304
             9,100  Fiserv, Inc.(1)                                      478,842
            54,415  International Business
                    Machines Corp.                                     6,195,693
            13,200  MasterCard Inc. Cl A                               2,508,000
            92,406  Rolta India Ltd. ORD                                 685,433
            12,940  Tata Consultancy
                    Services Ltd. ORD                                    281,872
            85,039  Western Union Co. (The)                            1,768,811
                                                                 ---------------
                                                                      15,995,834
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS(3)
             6,463  Polaris Industries Inc.(2)                           246,757
            13,570  RC2 Corp.(1)                                         251,724
                                                                 ---------------
                                                                         498,481
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.4%
            14,300  Charles River Laboratories(1)                        837,694
             9,600  Covance Inc.(1)                                      810,336

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             8,100  Illumina, Inc.(1)                                    586,521
            33,047  Invitrogen Corp.(1)                                2,792,141
            15,600  Parexel International Corp.(1)                       857,220
           182,300  Thermo Fisher Scientific Inc.(1)                  10,196,039
                                                                 ---------------
                                                                      16,079,951
                                                                 ---------------
MACHINERY - 2.4%
            84,746  AGCO Corp.(1)                                      5,496,625
            37,013  Caterpillar Inc.                                   2,677,150
             9,061  CNH Global N.V.                                      466,642
            24,987  Deere & Co.                                        2,129,142
            17,000  Dover Corp.                                          705,670
            44,000  Eaton Corp.                                        3,547,720
            13,200  Fanuc Ltd. ORD                                     1,226,984
            47,400  Flowserve Corp.                                    5,161,860
            37,702  GEA Group AG ORD(1)                                1,232,394
             1,120  Hyundai Heavy Industries Co.,
                    Ltd. ORD                                             441,387
            19,700  Ingersoll-Rand Company Ltd. Cl A                     824,642
            17,100  Kurita Water Industries Ltd.
                    ORD(2)                                               539,509
            26,200  Lupatech SA ORD                                      825,941
            12,725  Parker-Hannifin Corp.                                822,417
            19,080  Valmont Industries, Inc.                           1,524,492
                                                                 ---------------
                                                                      27,622,575
                                                                 ---------------
MARINE - 0.2%
           103,000  Mitsui O.S.K. Lines, Ltd. ORD                      1,337,626
           404,000  U-Ming Marine
                    Transport Corp. ORD                                1,078,895
                                                                 ---------------
                                                                       2,416,521
                                                                 ---------------
MEDIA - 1.2%
             8,658  DIRECTV Group, Inc. (The)(1)                         216,883
            30,778  DISH Network Corp. Cl A(1)                           912,568
            23,092  Focus Media Holding Ltd.
                    ADR(1)(2)                                          1,163,144
            27,800  Gannett Co., Inc.                                    838,170
            66,958  Liberty Global, Inc. Series A(1)                   2,517,621
             3,821  Omnicom Group Inc.                                   170,684
            64,932  Reed Elsevier plc ORD                                815,126
            16,210  SES SA Fiduciary
                    Depositary Receipt(1)                                400,304
            73,800  Time Warner Inc.                                   1,152,018
           137,538  Viacom Inc. Cl B(1)                                5,467,135
                                                                 ---------------
                                                                      13,653,653
                                                                 ---------------
METALS & MINING - 2.0%
            28,166  Anglo American plc ORD                             1,786,584
            24,907  Antofagasta plc ORD                                  396,461
            52,924  BHP Billiton Ltd. ORD(2)                           1,936,521
           275,613  China Steel Corp. ORD                                412,245
            23,500  Cia Siderurgica Nacional SA ADR                      878,665
            61,658  Cia Vale do Rio Doce ADR                           2,148,164
            34,808  Exxaro Resources Ltd. ORD                            448,806
            36,275  Freeport-McMoRan Copper &
                    Gold, Inc.                                         3,658,696
            19,091  Impala Platinum Holdings Ltd.
                    ORD                                                  793,720

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            30,041  JSW Steel Ltd. ORD                                   781,484
           111,000  Kobe Steel Ltd. ORD                                  344,781
            18,161  Kumba Iron Ore Ltd. ORD                              775,588
             9,287  Mechel OAO ADR(1)(2)                               1,226,348
            81,250  Norsk Hydro ASA ORD                                1,150,411
            11,200  Nucor Corp.                                          723,184
            30,150  OJSC MMC Norilsk Nickel ADR                          880,337
             1,266  POSCO ORD                                            691,840
           570,000  PT International Nickel Indonesia
                    Tbk ORD                                              578,582
            18,860  Rio Tinto Ltd. ORD(2)                              2,352,425
             5,633  Sesa GOA Ltd. ORD                                    497,563
             5,897  Southern Copper Corp.(2)                             672,907
            98,000  Sumitomo Metal
                    Industries Ltd. ORD                                  415,435
                                                                 ---------------
                                                                      23,550,747
                                                                 ---------------
MULTI-UTILITIES - 0.4%
             7,540  Ameren Corp.                                         321,958
            35,700  Puget Energy, Inc.                                   953,190
            21,920  Suez SA ORD                                        1,392,981
            14,180  Veolia Environnement ORD                           1,262,938
            11,700  Wisconsin Energy Corp.                               510,354
            13,170  XCEL Energy Inc.                                     261,029
                                                                 ---------------
                                                                       4,702,450
                                                                 ---------------
MULTILINE RETAIL - 0.4%
            27,100  Family Dollar Stores, Inc.                           518,965
            14,100  Kohl's Corp.(1)                                      626,604
           117,256  La Polar SA ORD                                      736,606
            27,347  Lojas Renner SA ORD                                  537,154
           100,500  Parkson Retail Group Ltd. ORD(2)                   1,034,166
             5,330  PPR SA ORD                                           728,811
             3,900  Target Corp.                                         205,179
                                                                 ---------------
                                                                       4,387,485
                                                                 ---------------
OFFICE ELECTRONICS - 0.3%
            35,900  Canon, Inc. ORD                                    1,605,835
           116,230  Xerox Corp.                                        1,708,581
                                                                 ---------------
                                                                       3,314,416
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.7%
            21,700  Alpha Natural Resources, Inc.(1)                     879,718
            41,410  Apache Corp.                                       4,750,141
            43,700  Banpu PCL ORD                                        656,645
           122,010  BG Group plc ORD                                   2,876,281
            32,940  BP plc ADR                                         2,136,818
            70,453  Chevron Corp.                                      6,105,457
           140,500  China Shenhua Energy Co. Ltd.
                    Cl H ORD                                             716,355
           642,000  CNOOC Ltd. ORD                                     1,069,739
            78,320  ConocoPhillips                                     6,477,847
            16,700  Consol Energy Inc.                                 1,268,866
            43,300  Devon Energy Corp.                                 4,447,776
             2,110  EnCana Corp.                                         160,803

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            20,470  ENI SpA ORD                                          708,174
             1,580  Equitable Resources Inc.                              97,360
           188,624  Exxon Mobil Corp.                                 16,412,173
            14,889  GS Holdings Corp. ORD                                718,680
            32,586  OAO Gazprom ADR(1)                                 1,646,835
             9,549  OAO LUKOIL ORD                                       704,222
            32,742  Occidental Petroleum Corp.                         2,533,249
            27,180  Oil & Gas Development Co.
                    Ltd. GDR                                             519,953
            29,952  Petroleo Brasileiro SA ADR                         3,514,568
         2,149,500  PT Bumi Resources Tbk ORD                          1,765,988
            38,600  Quicksilver Resources Inc.(1)                      1,327,840
            28,097  Reliance Industries Ltd. ORD                       1,720,013
            38,040  Royal Dutch Shell plc ADR                          2,717,958
            21,827  Sasol Ltd. ORD                                     1,120,626
            15,700  Southwestern Energy Co.(1)                         1,024,111
             7,550  Suncor Energy Inc. ORD                               778,469
            31,900  Total SA ORD                                       2,410,403
            16,800  Ultra Petroleum Corp.(1)                           1,318,296
             7,949  Valero Energy Corp.                                  459,214
             9,160  W&T Offshore Inc.                                    324,997
            59,925  XTO Energy Inc.                                    3,697,972
                                                                 ---------------
                                                                      77,067,547
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
            21,720  Weyerhaeuser Co.                                   1,329,264
                                                                 ---------------
PHARMACEUTICALS - 3.0%
            16,100  Abbott Laboratories                                  862,155
            54,666  Allergan, Inc.                                     3,237,867
            22,140  Bristol-Myers Squibb Co.                             500,585
            61,736  Eli Lilly and Company                              3,088,035
            14,811  Forest Laboratories, Inc.(1)                         589,033
            17,890  GlaxoSmithKline plc ORD                              392,494
            34,193  Hikma Pharmaceuticals plc ORD                        337,654
           129,117  Johnson & Johnson                                  8,000,090
            26,892  King Pharmaceuticals, Inc.(1)                        285,055
            16,500  Merck & Co., Inc.                                    730,950
            16,950  Novartis AG ORD(2)                                   831,962
            87,700  Novo Nordisk AS B Shares ORD(2)                    6,007,848
            27,557  OJSC Pharmstandard GDR(1)                            760,952
           228,460  Pfizer Inc.                                        5,090,089
             7,699  Roche Holding AG ORD(2)                            1,509,990
            49,413  Sepracor Inc.(1)                                   1,060,897
            29,300  Wyeth                                              1,278,066
                                                                 ---------------
                                                                      34,563,722
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
            20,500  Annaly Capital Management Inc.                       424,145
            87,300  MFA Mortgage Investments, Inc.                       834,588
            12,800  Weingarten Realty Investors                          411,008
                                                                 ---------------
                                                                       1,669,741
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.2%
           262,000  Agile Property Holdings Ltd.
                    ORD(2)                                               361,939
            35,479  LPS Brasil - Consultoria de
                    Imoveis SA ORD(1)                                    661,002
            55,000  Sumitomo Realty &
                    Development Co. Ltd. ORD                             932,954
                                                                 ---------------
                                                                       1,955,895
                                                                 ---------------
ROAD & RAIL - 0.4%
             4,367  Burlington Northern
                    Santa Fe Corp.                                       383,335
            15,810  Canadian National Railway Co.                        834,452
            23,638  CSX Corp.                                          1,146,916
                80  East Japan Railway Co. ORD                           641,470
            10,460  Heartland Express, Inc.(2)                           146,231
             5,362  Norfolk Southern Corp.                               283,596
             7,277  Union Pacific Corp.                                  907,879
             6,400  YRC Worldwide Inc.(1)(2)                              88,064
                                                                 ---------------
                                                                       4,431,943
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.9%
            37,515  Amkor Technology Inc.(1)                             439,301
            21,400  Applied Materials, Inc.                              410,238
            12,432  ASML Holding N.V. ORD                                300,441
           221,603  Intel Corp.                                        4,420,980
            66,100  Intersil Corp. Cl A                                1,538,147
             3,600  KLA-Tencor Corp.                                     151,236
            66,700  Linear Technology Corp.                            1,848,257
            70,600  MEMC Electronic Materials Inc.(1)                  5,385,368
            54,800  Microsemi Corp.(1)                                 1,191,900
            42,364  NVIDIA Corp.(1)                                      906,166
             3,973  Samsung Electronics ORD                            2,322,141
            74,344  Texas Instruments Inc.                             2,227,346
            42,050  Xilinx, Inc.                                         940,238
                                                                 ---------------
                                                                      22,081,759
                                                                 ---------------
SOFTWARE - 2.4%
           136,100  Activision, Inc.(1)                                3,708,725
            28,209  Adobe Systems Inc.(1)                                949,233
            20,100  Electronic Arts Inc.(1)                              950,529
            46,200  Informatica Corp.(1)                                 806,652
           322,702  Microsoft Corporation                              8,783,949
            12,400  Nintendo Co., Ltd. ORD                             6,152,951
           201,829  Oracle Corp.(1)                                    3,794,385
            12,930  SAP AG ORD                                           616,083
            85,487  Symantec Corp.(1)                                  1,439,601
             7,603  Ubisoft Entertainment SA ORD(1)                      637,450
                                                                 ---------------
                                                                      27,839,558
                                                                 ---------------
SPECIALTY RETAIL - 2.5%
             5,200  Advance Auto Parts, Inc.                             174,408
            35,400  Aeropostale Inc.(1)                                  950,844
            18,577  AutoZone, Inc.(1)                                  2,137,841
            32,157  Best Buy Co., Inc.                                 1,383,073

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            36,012  Delek Automotive
                    Systems Ltd. ORD                                     529,558
            28,859  Dufry South America Ltd. BDR(1)                      648,442
            94,600  Esprit Holdings Ltd. ORD                           1,184,059
            74,900  GameStop Corp. Cl A(1)                             3,172,764
            22,600  Gap, Inc. (The)                                      455,842
            31,400  Guess?, Inc.                                       1,291,482
            21,700  Home Depot, Inc. (The)                               576,135
            16,080  Inditex SA ORD                                       826,012
            19,300  J. Crew Group Inc.(1)                                772,965
           114,820  Lowe's Companies, Inc.                             2,752,235
            60,318  RadioShack Corp.                                   1,052,549
            30,000  Staples, Inc.                                        667,500
           131,099  TJX Companies, Inc. (The)                          4,195,168
            22,000  Tractor Supply Co.(1)                                823,680
           154,200  Urban Outfitters Inc.(1)                           4,437,876
             5,280  Yamada Denki Co. Ltd. ORD                            461,286
                                                                 ---------------
                                                                      28,493,719
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
            79,458  Burberry Group plc ORD                               659,368
            17,050  Compagnie Financiere Richemont
                    SA Cl A ORD                                          983,055
            33,800  Crocs, Inc.(1)(2)                                    822,016
            22,000  Gildan Activewear Inc.(1)                            829,620
             8,200  VF Corp.                                             623,528
                                                                 ---------------
                                                                       3,917,587
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.3%
             3,240  Fannie Mae                                            89,586
            41,600  Freddie Mac                                        1,047,488
            19,780  Housing Development
                    Finance Corp. Ltd. ORD                             1,373,780
            16,000  MGIC Investment Corp.(2)                             236,960
            20,900  Washington Mutual, Inc.                              309,320
                                                                 ---------------
                                                                       3,057,134
                                                                 ---------------
TOBACCO - 0.5%
            25,640  Altria Group Inc.                                  1,875,311
            35,050  British American Tobacco plc ORD                   1,313,055
               150  Japan Tobacco Inc. ORD                               755,489
            41,500  Swedish Match AB ORD                                 968,577
            26,683  UST Inc.                                           1,448,620
                                                                 ---------------
                                                                       6,361,052
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.2%
           143,000  Marubeni Corp. ORD                                 1,078,494
            25,600  Mitsubishi Corp. ORD                                 779,769
                                                                 ---------------
                                                                       1,858,263
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.2%
            63,520  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD(2)                                          1,008,176

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            15,361  Grupo Aeroportuario del Pacifico,
                    SAB de CV ADR                                        706,145
                                                                 ---------------
                                                                       1,714,321
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.5%
            41,165  America Movil, SAB de CV ADR                       2,488,836
            16,200  American Tower Corp. Cl A(1)                         622,728
            27,320  Bharti Airtel Ltd. ORD(1)                            559,707
            25,186  China Mobile Ltd. ADR                              1,879,379
            10,130  Millicom International
                    Cellular SA(1)                                     1,119,365
            13,382  Mobile TeleSystems ADR                             1,098,127
            20,720  MTN Group Ltd. ORD                                   325,420
            59,044  NII Holdings, Inc.(1)                              2,345,818
           139,422  SBA Communications Corp.
                    Cl A(1)                                            4,329,053
            54,600  Sprint Nextel Corp.                                  388,206
            93,373  Turkcell Iletisim Hizmet AS ORD                      941,855
           557,430  Vodafone Group plc ORD                             1,790,194
                                                                 ---------------
                                                                      17,888,688
                                                                 ---------------
TOTAL COMMON STOCKS                                                  879,847,791
(Cost $772,777,489)                                              ---------------

PREFERRED STOCKS(3)
HOUSEHOLD PRODUCTS(3)
             9,050  Henkel KGaA ORD                                      400,709
(Cost $471,337)                                                  ---------------

CORPORATE BONDS - 7.0%
AEROSPACE & DEFENSE - 0.2%
     $     450,000  DRS Technologies, Inc.,
                    7.625%, 2/1/18                                       452,250
           214,000  Honeywell International Inc.,
                    5.30%, 3/15/17                                       220,891
           170,000  Honeywell International Inc.,
                    5.30%, 3/1/18                                        174,845
           325,000  L-3 Communications Corp.,
                    6.125%, 7/15/13                                      323,375
           150,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     149,625
           257,000  Lockheed Martin Corp.,
                    6.15%, 9/1/36                                        264,190
           380,000  United Technologies Corp.,
                    4.375%, 5/1/10                                       392,271
           328,000  United Technologies Corp.,
                    6.05%, 6/1/36                                        340,922
                                                                 ---------------
                                                                       2,318,369
                                                                 ---------------
AUTOMOBILES - 0.1%
           200,000  DaimlerChrysler N.A. Holding
                    Corp., 5.875%, 3/15/11                               208,949
           250,000  DaimlerChrysler N.A. Holding
                    Corp., 6.50%, 11/15/13                               270,419
           250,000  Ford Motor Co., 7.45%, 7/16/31                       171,875
           475,000  General Motors Corp.,
                    8.375%, 7/15/33(2)                                   365,750
                                                                 ---------------
                                                                       1,016,993
                                                                 ---------------
BEVERAGES - 0.2%
           460,000  Coca-Cola Co. (The),
                    5.35%, 11/15/17                                      487,253
           350,000  Diageo Capital plc,
                    5.75%, 10/23/17                                      360,915

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           250,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-1/6/04,
                    Cost $251,108)(4)                                    250,928
           200,000  PepsiCo, Inc., 4.65%, 2/15/13                        210,003
           470,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $469,666)(4)                                    507,011
                                                                 ---------------
                                                                       1,816,110
                                                                 ---------------
CAPITAL MARKETS - 0.1%
           239,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                        240,132
           439,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10                                        443,803
                                                                 ---------------
                                                                         683,935
                                                                 ---------------
CHEMICALS - 0.1%
           260,000  Air Products and Chemicals, Inc.,
                    4.15%, 2/1/13                                        263,045
           450,000  Hexion US Finance Corp./Hexion
                    Nova Scotia Finance ULC,
                    9.75%, 11/15/14                                      468,000
           375,000  Ineos Group Holdings plc, 8.50%,
                    2/15/16 (Acquired 5/14/07,
                    Cost $378,750)(4)                                    283,125
           180,000  Rohm and Haas Co.,
                    5.60%, 3/15/13                                       188,114
                                                                 ---------------
                                                                       1,202,284
                                                                 ---------------
COMMERCIAL BANKS - 0.2%
           330,000  PNC Bank N.A., 4.875%, 9/21/17                       309,916
           230,000  PNC Bank N.A., 6.00%, 12/7/17                        233,491
           237,000  PNC Funding Corp.,
                    5.125%, 12/14/10                                     245,612
           269,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                       260,059
           421,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                       410,910
           372,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                       381,816
           270,000  Wells Fargo & Co.,
                    4.375%, 1/31/13                                      272,869
                                                                 ---------------
                                                                       2,114,673
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           450,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                      443,250
           100,000  Allied Waste North America, Inc.,
                    7.875%, 4/15/13                                      102,625
           650,000  Cenveo Corp., 7.875%, 12/1/13                        557,375
           550,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       551,375
           170,000  Pitney Bowes, Inc.,
                    5.75%, 9/15/17                                       174,957
                                                                 ---------------
                                                                       1,829,582
                                                                 ---------------
COMMUNICATIONS EQUIPMENT(3)
           575,000  Nordic Telephone Co. Holdings
                    ApS, 8.875%, 5/1/16 (Acquired
                    5/5/06, Cost $600,156)(4)                            569,250
                                                                 ---------------
COMPUTERS & PERIPHERALS(3)
           430,000  Hewlett-Packard Co.,
                    4.50%, 3/1/13                                        439,919
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 0.1%
           185,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      186,638
           400,000  American Express Centurion Bank,
                    5.55%, 10/17/12                                      416,806
                                                                 ---------------
                                                                         603,444
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           550,000  Ball Corp., 6.875%, 12/15/12                         558,250
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12                                      225,625
           350,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14                                     300,125
           300,000  Smurfit-Stone Container
                    Enterprises, Inc., 8.00%, 3/15/17                    267,000
                                                                 ---------------
                                                                       1,351,000
                                                                 ---------------
DIVERSIFIED - 0.4%
         4,950,000  Dow Jones CDX N.A. High Yield
                    Secured Note, Series 8-T1,
                    7.625%, 6/29/12 (Acquired
                    4/11/07, Cost $4,869,563)(2)(4)                    4,618,845
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.4%
           595,000  Bank of America Corp.,
                    4.375%, 12/1/10                                      613,777
           303,000  Bank of America N.A.,
                    5.30%, 3/15/17                                       302,336
           260,000  Bank of America N.A.,
                    6.00%, 10/15/36                                      248,538
           300,000  Ford Motor Credit Co.,
                    6.625%, 6/16/08                                      298,789
           450,000  Ford Motor Credit Co.,
                    7.375%, 10/28/09                                     426,922
           450,000  Ford Motor Credit Co.,
                    7.25%, 10/25/11                                      385,374
           245,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      262,627
           340,000  General Electric Capital Corp.,
                    5.625%, 9/15/17                                      350,312
           750,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      612,743
           300,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       226,358
           372,000  John Deere Capital Corp.,
                    4.50%, 8/25/08                                       373,773
           384,000  John Deere Capital Corp.,
                    5.50%, 4/13/17                                       402,079
           360,000  Pricoa Global Funding I, 5.40%,
                    10/18/12 (Acquired 10/11/07,
                    Cost $359,284)(4)                                    380,872
                                                                 ---------------
                                                                       4,884,500
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
           372,000  AT&T Corp., 7.30%, 11/15/11                          412,974
           270,000  AT&T Inc., 6.80%, 5/15/36                            283,401
            37,000  BellSouth Corp., 6.875%, 10/15/31                     38,044
           260,000  British Telecommunications plc,
                    5.95%, 1/15/18                                       265,597
           350,000  Citizens Communications Co.,
                    6.25%, 1/15/13                                       323,750
           158,000  Embarq Corp., 7.08%, 6/1/16                          157,596
           150,000  Intelsat Bermuda Ltd.,
                    9.25%, 6/15/16                                       150,750
           500,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.25%, 1/15/13                                 502,500
           250,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.625%, 1/15/15                                251,250
           500,000  MetroPCS Wireless, Inc.,
                    9.25%, 11/1/14                                       442,500
           775,000  Qwest Communications
                    International Inc., 7.50%, 2/15/14                   757,562
           565,000  Qwest Corp., 7.875%, 9/1/11                          577,712
            90,000  Qwest Corp., 7.50%, 10/1/14                           89,550
           400,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       398,127
           170,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15                                       162,812
           200,000  Telefonica Emisiones SAU,
                    7.05%, 6/20/36                                       215,745
           219,000  Verizon Communications Inc.,
                    5.55%, 2/15/16                                       224,344

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           180,000  Verizon Communications Inc.,
                    5.50%, 2/15/18                                       181,076
           150,000  Verizon Communications Inc.,
                    6.25%, 4/1/37                                        148,287
           270,000  Verizon Communications Inc.,
                    6.40%, 2/15/38                                       270,848
                                                                 ---------------
                                                                       5,854,425
                                                                 ---------------
ELECTRIC UTILITIES - 0.2%
           358,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                        368,651
           174,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      180,725
           289,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17                                 288,965
           275,000  Energy Future Holdings Corp.,
                    10.875%, 11/1/17 (Acquired
                    10/24/07, Cost $279,125)(4)                          272,415
           192,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        198,555
           170,000  Florida Power Corp.,
                    6.35%, 9/15/37                                       181,728
           400,000  Reliant Energy, Inc.,
                    7.625%, 6/15/14                                      397,000
           249,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       239,472
           135,000  Toledo Edison Co.,
                    6.15%, 5/15/37                                       121,158
                                                                 ---------------
                                                                       2,248,669
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.1%
           425,000  Baldor Electric Co.,
                    8.625%, 2/15/17                                      418,625
           270,000  Rockwell Automation, Inc.,
                    6.25%, 12/1/37                                       277,947
                                                                 ---------------
                                                                         696,572
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(3)
           500,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       481,250
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
           240,000  CVS Caremark Corp.,
                    5.75%, 6/1/17                                        248,053
           450,000  Ingles Markets, Inc.,
                    8.875%, 12/1/11                                      456,750
           600,000  SUPERVALU INC.,
                    7.50%, 11/15/14                                      598,500
           360,000  SYSCO Corp., 4.20%, 2/12/13                          366,012
           324,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                       333,809
           338,000  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27                                       339,524
           280,000  Wal-Mart Stores, Inc.,
                    6.50%, 8/15/37                                       299,836
                                                                 ---------------
                                                                       2,642,484
                                                                 ---------------
FOOD PRODUCTS - 0.2%
           500,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-10/17/06,
                    Cost $487,521)(4)                                    501,429
           270,000  Cargill Inc., 5.20%, 1/22/13
                    (Acquired 1/16/08,
                    Cost $269,776)(4)                                    277,887
           450,000  General Mills, Inc.,
                    5.65%, 9/10/12                                       473,644
           180,000  Kellogg Co., 6.60%, 4/1/11                           194,346
           270,000  Kellogg Co., 5.125%, 12/3/12                         283,885
           260,000  Kraft Foods Inc., 6.00%, 2/11/13                     274,193
           400,000  Smithfield Foods, Inc.,
                    7.75%, 7/1/17                                        382,000
                                                                 ---------------
                                                                       2,387,384
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
           325,000  Bausch & Lomb Inc., 9.875%,
                    11/1/15 (Acquired 10/16/07,
                    Cost $333,125)(4)                                    330,688
           350,000  Baxter Finco BV, 4.75%, 10/15/10                     365,155
           360,000  Baxter International Inc.,
                    5.90%, 9/1/16                                        384,626
           180,000  Baxter International Inc.,
                    6.25%, 12/1/37                                       185,047
           200,000  LVB Acquisition Merger Sub, Inc.,
                    10.00%, 10/15/17 (Acquired
                    10/5/07, Cost $205,500)(4)                           207,750
                                                                 ---------------
                                                                       1,473,266
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           450,000  Community Health Systems Inc.,
                    8.875%, 7/15/15                                      443,812
           375,000  HCA Inc., 9.25%, 11/15/16                            385,313
           400,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                           400,811
           125,000  Omnicare Inc., 6.875%, 12/15/15                      109,688
           200,000  Sun Healthcare Group, Inc.,
                    9.125%, 4/15/15                                      193,500
                                                                 ---------------
                                                                       1,533,124
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.4%
           187,790  Eldorado Casino Shreveport,
                    10.00%, 8/1/12                                       186,851
           500,000  Majestic Star Casino LLC/Majestic
                    Star Casino Capital Corp.,
                    9.50%, 10/15/10                                      442,500
            69,000  Mandalay Resort Group,
                    9.375%, 2/15/10                                       71,243
           430,000  McDonald's Corp., 5.35%, 3/1/18                      440,864
           190,000  McDonald's Corp.,
                    6.30%, 10/15/37                                      195,031
           500,000  MGM Mirage, 8.50%, 9/15/10                           519,374
           400,000  MGM Mirage, 6.75%, 9/1/12                            378,000
           390,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       375,648
           350,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      335,670
           225,000  Six Flags Inc., 8.875%, 2/1/10(2)                    164,813
           400,000  Six Flags Inc., 9.75%, 4/15/13(2)                    254,000
           250,000  Station Casinos Inc.,
                    6.875%, 3/1/16                                       158,750
           375,000  Station Casinos Inc.,
                    7.75%, 8/15/16                                       314,063
           300,000  Tropicana Entertainment,
                    LLC/Tropicana Finance Corp.,
                    9.625%, 12/15/14(2)                                  145,500
           500,000  Wynn Las Vegas LLC/Wynn
                    Las Vegas Capital Corp.,
                    6.625%, 12/1/14                                      482,500
           370,000  Yum! Brands, Inc.,
                    6.875%, 11/15/37                                     355,920
                                                                 ---------------
                                                                       4,820,727
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
           500,000  KB Home, 6.375%, 8/15/11                             475,000
           425,000  Sealy Mattress Co.,
                    8.25%, 6/15/14                                       388,875
           225,000  Standard Pacific Corp.,
                    9.25%, 4/15/12(2)                                    131,625
                                                                 ---------------
                                                                         995,500
                                                                 ---------------
HOUSEHOLD PRODUCTS(3)
           170,000  Kimberly-Clark Corp.,
                    6.125%, 8/1/17                                       185,468
           240,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37                                        238,800
                                                                 ---------------
                                                                         424,268
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.1%
           500,000  AES Corp. (The), 8.75%, 5/15/13
                    (Acquired 5/14/04,
                    Cost $510,000)(4)                                    525,000
           425,000  AES Corp. (The), 8.00%, 10/15/17                     435,625
                                                                 ---------------
                                                                         960,625
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
           872,000  General Electric Co.,
                    5.00%, 2/1/13                                        909,391
           190,000  General Electric Co.,
                    5.25%, 12/6/17                                       191,054
                                                                 ---------------
                                                                       1,100,445
                                                                 ---------------
INSURANCE - 0.2%
           350,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $349,314)(4)                                    351,719
           425,000  Fairfax Financial Holdings Ltd.,
                    7.75%, 6/15/17(2)                                    416,500
           305,000  Hartford Financial Services
                    Group Inc. (The), 5.375%,
                    3/15/17                                              294,086
           170,000  Hartford Financial Services
                    Group Inc. (The), 6.30%, 3/15/18                     172,164
           330,000  Lincoln National Corp.,
                    6.30%, 10/9/37                                       308,072
           270,000  Prudential Financial, Inc.,
                    6.00%, 12/1/17                                       277,175
           190,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35                                       158,502
           170,000  Travelers Companies, Inc.
                    (The), 6.25%, 6/15/37                                165,203
                                                                 ---------------
                                                                       2,143,421
                                                                 ---------------
IT SERVICES - 0.1%
           430,000  Computer Sciences Corp.,
                    5.50%, 3/15/13 (Acquired
                    2/27/08, Cost $427,863)(4)                           436,476
           350,000  International Business Machines
                    Corp., 5.70%, 9/14/17                                369,603
           400,000  SunGard Data Systems Inc.,
                    9.125%, 8/15/13                                      405,000
           325,000  SunGard Data Systems Inc.,
                    10.25%, 8/15/15                                      325,000
                                                                 ---------------
                                                                       1,536,079
                                                                 ---------------
MACHINERY - 0.1%
           170,000  Atlas Copco AB, 5.60%,
                    5/22/17 (Acquired 5/15/07,
                    Cost $169,924)(4)                                    174,275
           190,000  Caterpillar Financial Services
                    Corp., 4.85%, 12/7/12                                198,067
           200,000  Rental Service Corp.,
                    9.50%, 12/1/14                                       164,500
           175,000  SPX Corp., 7.625%, 12/15/14
                    (Acquired 12/10/07,
                    Cost $175,000)(4)                                    180,469
                                                                 ---------------
                                                                         717,311
                                                                 ---------------
MEDIA - 0.5%
           400,000  Cablevision Systems Corp.,
                    8.00%, 4/15/12                                       387,000
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      260,000
           723,000  CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15                                      506,100
           625,000  Cinemark Inc., VRN,
                    0.00%, 3/15/09(5)                                    571,874
           353,000  Comcast Corp., 5.90%, 3/15/16                        355,210
           350,000  CSC Holdings, Inc.,
                    8.125%, 8/15/09                                      357,000
           250,000  CSC Holdings, Inc.,
                    6.75%, 4/15/12                                       242,500
           500,000  Dex Media Inc., 8.00%, 11/15/13                      357,500

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           500,000  DIRECTV Holdings LLC/DIRECTV
                    Financing Co., Inc.,
                    8.375%, 3/15/13                                      517,500
           500,000  EchoStar DBS Corp.,
                    6.375%, 10/1/11                                      493,750
           250,000  Harland Clarke Holdings Corp.,
                    9.50%, 5/15/15                                       186,250
           300,000  Idearc Inc., 8.00%, 11/15/16                         178,500
           225,000  Mediacom LLC/Mediacom Capital
                    Corp., 9.50%, 1/15/13                                198,000
           100,000  News America Holdings,
                    7.75%, 1/20/24                                       111,235
           450,000  R.H. Donnelley Corp.,
                    8.875%, 1/15/16                                      270,000
           490,000  Rogers Cable Inc.,
                    6.25%, 6/15/13                                       530,876
           510,000  Time Warner Cable Inc.,
                    5.40%, 7/2/12                                        515,694
           140,000  Time Warner Inc.,
                    5.50%, 11/15/11                                      141,866
            37,000  Time Warner Inc.,
                    7.625%, 4/15/31                                       39,555
                                                                 ---------------
                                                                       6,220,410
                                                                 ---------------
METALS & MINING - 0.1%
           325,000  Freeport-McMoRan Copper &
                    Gold, Inc., 8.25%, 4/1/15                            342,468
           375,000  Tube City IMS Corp.,
                    9.75%, 2/1/15                                        332,813
           330,000  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06-11/17/06,
                    Cost $330,204)(4)                                    338,761
           142,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $141,649)(4)                           136,819
                                                                 ---------------
                                                                       1,150,861
                                                                 ---------------
MULTI-UTILITIES - 0.1%
           190,000  CenterPoint Energy Resources
                    Corp., 6.125%, 11/1/17                               197,331
           220,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37                                 209,125
           328,000  Consolidated Edison Co. of
                    New York, Inc., Series 2006 C,
                    5.50%, 9/15/16                                       339,245
           186,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      192,034
           370,000  NSTAR Electric Co.,
                    5.625%, 11/15/17                                     388,987
           195,000  Pacific Gas and Electric Co.,
                    6.05%, 3/1/34                                        194,593
           118,000  Pacific Gas and Electric Co.,
                    5.80%, 3/1/37                                        113,740
           160,000  Pacific Gas and Electric Co.,
                    6.35%, 2/15/38                                       165,106
                                                                 ---------------
                                                                       1,800,161
                                                                 ---------------
MULTILINE RETAIL - 0.1%
           127,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12                                       123,399
           180,000  Kohl's Corp., 6.875%, 12/15/37                       165,894
           440,000  Macy's Retail Holdings, Inc.,
                    5.875%, 1/15/13                                      433,947
                                                                 ---------------
                                                                         723,240
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.5%
           170,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17                                       171,789
           180,000  Canadian Natural Resources Ltd.,
                    6.75%, 2/1/39                                        182,904
           125,000  Chesapeake Energy Corp.,
                    7.625%, 7/15/13                                      127,500
           450,000  Chesapeake Energy Corp.,
                    7.50%, 6/15/14                                       461,250
           567,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10                                        581,938
           190,000  Enterprise Products Operating L.P.,
                    6.30%, 9/15/17                                       198,927
           550,000  Forest Oil Corp., 7.75%, 5/1/14                      563,750
           525,000  Massey Energy Co.,
                    6.625%, 11/15/10                                     525,000
           125,000  Massey Energy Co.,
                    6.875%, 12/15/13                                     121,875

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           270,000  Nexen Inc., 6.40%, 5/15/37                           262,130
           200,000  OPTI Canada Inc., 7.875%,
                    12/15/14 (Acquired 6/25/07,
                    Cost $200,000)(4)                                    195,500
           300,000  Pacific Energy Partners
                    L.P./Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      318,088
           442,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                                477,971
           225,000  Range Resources Corp.,
                    7.375%, 7/15/13                                      230,063
           400,000  Sabine Pass LNG, L.P.,
                    7.50%, 11/30/16                                      394,000
           300,000  Southwestern Energy Co., 7.50%,
                    2/1/18 (Acquired 1/11/08,
                    Cost $300,000)(4)                                    310,500
           180,000  Tesoro Corp., 6.25%, 11/1/12                         173,250
           150,000  Tesoro Corp., 6.50%, 6/1/17                          140,250
            90,000  TransCanada PipeLines Ltd.,
                    6.20%, 10/15/37                                       87,429
           300,000  Williams Companies, Inc. (The),
                    8.125%, 3/15/12                                      328,500
           247,000  XTO Energy Inc., 5.30%, 6/30/15                      252,525
           196,000  XTO Energy Inc., 6.10%, 4/1/36                       195,076
                                                                 ---------------
                                                                       6,300,215
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
           450,000  Boise Cascade LLC,
                    7.125%, 10/15/14                                     425,250
           475,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15                                       451,250
           175,000  Georgia-Pacific Corp., 7.125%,
                    1/15/17 (Acquired 12/13/06,
                    Cost $175,000)(4)                                    163,625
            51,000  Jefferson Smurfit Corp.,
                    8.25%, 10/1/12                                        47,813
           350,000  NewPage Corp., 10.00%,
                    5/1/12 (Acquired 12/19/07,
                    Cost $354,375)(4)                                    352,625
           300,000  Verso Paper Holdings LLC/Verso
                    Paper Inc., 9.125%, 8/1/14                           284,250
                                                                 ---------------
                                                                       1,724,813
                                                                 ---------------
PHARMACEUTICALS - 0.2%
           320,000  Abbott Laboratories,
                    5.875%, 5/15/16                                      344,514
           190,000  Abbott Laboratories,
                    6.15%, 11/30/37                                      198,097
           780,000  AstraZeneca plc, 5.40%, 9/15/12                      834,903
           260,000  AstraZeneca plc, 5.90%, 9/15/17                      279,991
           384,000  Wyeth, 5.95%, 4/1/37                                 379,013
                                                                 ---------------
                                                                       2,036,518
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
           550,000  Host Marriott L.P., 7.00%, 8/15/12                   539,000
           350,000  ProLogis, 5.625%, 11/15/16                           322,425
                                                                 ---------------
                                                                         861,425
                                                                 ---------------
ROAD & RAIL - 0.1%
           350,000  Hertz Corp., 8.875%, 1/1/14                          335,125
           375,000  Hertz Corp., 10.50%, 1/1/16                          358,125
           270,000  Union Pacific Corp.,
                    5.75%, 11/15/17                                      274,893
                                                                 ---------------
                                                                         968,143
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
SOFTWARE - 0.1%
           183,000  Intuit Inc., 5.75%, 3/15/17                          182,043
           394,000  Oracle Corp., 5.00%, 1/15/11                         408,494
                                                                 ---------------
                                                                         590,537
                                                                 ---------------
SPECIALTY RETAIL - 0.2%
           375,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       326,250
           300,000  Asbury Automotive Group Inc.,
                    7.625%, 3/15/17                                      238,500
           325,000  Claire's Stores Inc.,
                    9.25%, 6/1/15(2)                                     222,625
           485,000  Couche-Tard U.S. L.P./Couche-Tard
                    Financing Corp., 7.50%,
                    12/15/13                                             485,000
           750,000  GSC Holdings Corp.,
                    8.00%, 10/1/12                                       794,062
           180,000  Lowe's Companies, Inc.,
                    5.60%, 9/15/12                                       191,403
           300,000  Michaels Stores, Inc.,
                    10.00%, 11/1/14(2)                                   263,625
           275,000  Toys "R" Us, Inc.,
                    7.375%, 10/15/18                                     191,125
                                                                 ---------------
                                                                       2,712,590
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
           800,000  Perry Ellis International, Inc.,
                    8.875%, 9/15/13                                      764,000
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
           850,000  Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired 8/1/06-
                    10/5/06, Cost $876,000)(2)(4)                        705,500
           550,000  United Rentals North
                    America, Inc., 6.50%, 2/15/12                        500,500
           176,000  United Rentals North
                    America, Inc., 7.75%, 11/15/13                       143,440
                                                                 ---------------
                                                                       1,349,440
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
           400,000  Rural Cellular Corp.,
                    9.875%, 2/1/10                                       413,000
           100,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                        96,000
           226,000  Vodafone Group plc,
                    5.625%, 2/27/17                                      225,587
                                                                 ---------------
                                                                         734,587
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 81,401,394
(Cost $84,200,869)                                               ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(6) - 5.7%
             1,512  FHLMC, 6.50%, 12/1/12                                  1,581
            29,832  FHLMC, 7.00%, 6/1/14                                  31,303
           855,750  FHLMC, 4.50%, 1/1/19                                 860,113
           676,786  FHLMC, 5.00%, 1/1/21                                 686,192
         1,629,808  FHLMC, 5.00%, 4/1/21(7)                            1,652,459
             5,695  FHLMC, 7.00%, 8/1/29                                   6,061
            37,722  FHLMC, 8.00%, 7/1/30                                  41,020
           367,187  FHLMC, 5.50%, 12/1/33                                370,842
           204,545  FHLMC, 6.50%, 7/1/47                                 210,689
        17,358,837  FNMA, 6.00%,
                    settlement date 3/12/08(8)                        17,735,853
         4,775,000  FNMA, 6.50%,
                    settlement date 3/12/08(8)                         4,948,838
             9,767  FNMA, 6.50%, 4/1/12                                   10,243

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            60,287  FNMA, 6.00%, 4/1/14                                   62,445
            20,349  FNMA, 7.50%, 6/1/15                                   21,300
           204,959  FNMA, 5.50%, 12/1/16                                 210,655
           542,019  FNMA, 4.50%, 5/1/19                                  544,874
           601,649  FNMA, 4.50%, 5/1/19                                  604,818
           372,019  FNMA, 5.00%, 9/1/20                                  376,965
             2,118  FNMA, 7.00%, 6/1/26                                    2,261
            21,733  FNMA, 7.50%, 3/1/27                                   23,563
             8,423  FNMA, 7.00%, 1/1/29                                    8,996
            53,506  FNMA, 6.50%, 4/1/29                                   55,966
            43,572  FNMA, 6.50%, 8/1/29                                   45,575
            68,950  FNMA, 6.50%, 12/1/29                                  72,120
            21,481  FNMA, 7.00%, 3/1/30                                   22,943
             3,152  FNMA, 7.00%, 5/1/30                                    3,366
            13,673  FNMA, 8.00%, 7/1/30                                   14,846
            10,656  FNMA, 7.50%, 9/1/30                                   11,522
            45,170  FNMA, 7.00%, 9/1/31                                   48,203
            32,748  FNMA, 6.50%, 1/1/32                                   34,201
           172,504  FNMA, 7.00%, 6/1/32                                  183,894
            49,316  FNMA, 6.50%, 8/1/32                                   51,505
           337,731  FNMA, 6.50%, 11/1/32                                 352,638
           336,537  FNMA, 5.50%, 6/1/33                                  339,875
         4,040,341  FNMA, 5.50%, 7/1/33(7)                             4,080,412
           206,793  FNMA, 5.50%, 8/1/33                                  208,844
         6,353,264  FNMA, 5.00%, 11/1/33(7)                            6,287,291
         2,740,104  FNMA, 5.50%, 1/1/34(7)                             2,767,280
         3,526,199  FNMA, 5.00%, 8/1/35(7)                             3,481,757
         2,102,915  FNMA, 4.50%, 9/1/35(7)                             2,014,876
         2,361,144  FNMA, 5.00%, 2/1/36(7)                             2,331,387
         8,985,068  FNMA, 5.50%, 4/1/36(7)                             9,049,528
         2,652,660  FNMA, 6.50%, 8/1/37(7)                             2,736,508
            99,509  FNMA, 6.50%, 6/1/47                                  101,904
           359,306  FNMA, 6.50%, 8/1/47                                  368,176
           262,073  FNMA, 6.50%, 8/1/47                                  268,379
           574,745  FNMA, 6.50%, 9/1/47                                  588,575
           318,147  FNMA, 6.50%, 9/1/47                                  325,803
           412,655  FNMA, 6.50%, 9/1/47                                  422,584
            43,782  FNMA, 6.50%, 9/1/47                                   44,835
           335,372  FNMA, 6.50%, 9/1/47                                  343,442
             3,136  GNMA, 7.50%, 10/15/25                                  3,390
            46,457  GNMA, 6.00%, 3/15/26                                  48,320
            12,621  GNMA, 7.00%, 12/15/27                                 13,573
            11,494  GNMA, 6.50%, 2/15/28                                  12,099
            21,035  GNMA, 6.50%, 3/15/28                                  22,142
             7,370  GNMA, 7.00%, 8/15/29                                   7,918
             3,946  GNMA, 7.50%, 5/15/30                                   4,259
            67,364  GNMA, 7.00%, 5/15/31                                  72,286
           266,157  GNMA, 5.50%, 11/15/32                                272,836
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            65,526,129
(Cost $64,856,605)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(6) - 4.0%
         1,680,120  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(7)                                  1,687,452

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         4,086,564  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.63%, 3/1/08                                         63,750
         1,200,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(7)                   1,166,348
           800,000  Banc of America Commercial
                    Mortgage Inc., Series 2006-6,
                    Class A3 SEQ, 5.37%, 12/10/16                        753,786
         1,860,000  Banc of America Commercial
                    Mortgage Inc., Series 2007-4,
                    Class A3 SEQ, 5.81%, 8/10/14(7)                    1,785,440
           291,005  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    3.27%, 3/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $291,005)(4)                          286,947
         7,765,782  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.75%, 3/1/08                                        196,350
         1,236,269  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 BBA7, Class A1, VRN,
                    3.23%, 3/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.11% with no caps (Acquired
                    6/5/06, Cost $1,236,269)(4)(7)                     1,203,861
         2,300,000  Bear Stearns Commercial
                    Mortgage Securities Trust,
                    Series 2006 PW14, Class A4 SEQ,
                    5.20%, 12/1/38(7)                                  2,154,495
         2,119,393  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON,
                    Series 1998 C2, Class X, VRN,
                    0.89%, 3/1/08                                         59,551
            39,779  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1, VRN,
                    3.22%, 3/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    3/18/05, Cost $39,779)(4)                             39,713
            63,882  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 FL11, Class A1, VRN, 3.27%,
                    3/15/08, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps (Acquired 11/18/05,
                    Cost $63,882)(4)                                      62,202
         3,574,125  Countrywide Home Loan
                    Mortgage Pass-Through Trust,
                    Series 2007-16, Class A1,
                    6.50%, 10/25/37(7)                                 3,619,131
           600,000  Credit Suisse First Boston
                    Mortgage Securities Corp., Series
                    2001 CK3, Class A4 SEQ,
                    6.53%, 6/15/34                                       615,211
           800,000  Credit Suisse First Boston
                    Mortgage Securities Corp., Series
                    2002 CKN2, Class A3 SEQ,
                    6.13%, 4/15/37                                       812,112
         3,750,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 3.30%, 3/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps (Acquired 7/24/07,
                    Cost $3,750,000)(4)(7)                             3,637,114
         1,157,378  FHLMC, Series 2541, Class EA,
                    5.00%, 3/1/16(7)                                   1,168,186
         1,304,828  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15(7)                                  1,320,277
           679,703  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                       682,538
           900,000  FHLMC, Series 2926, Class
                    EW SEQ, 5.00%, 1/15/25                               898,031
           444,599  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                      446,587
           227,015  FNMA, Series 2003-52, Class
                    KF SEQ, VRN, 3.54%, 3/25/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%                                             227,783
           448,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17                                       452,809
         1,993,454  FNMA, Series 2005-63, Class
                    HA SEQ, 5.00%, 4/25/23(7)                          2,041,490
         1,644,165  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(7)                    1,618,957
         1,230,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, 4.31%, 8/10/42(7)                    1,210,484
           630,246  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 3.23%, 3/5/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with
                    no caps (Acquired 12/14/06,
                    Cost $630,246)(4)                                    604,758

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           336,409  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1, VRN,
                    3.27%, 3/6/08, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with no caps                                   317,093
         2,300,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class
                    A3 SEQ, 3.85%, 5/15/27(7)                          2,186,960
           700,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C1, Class
                    A2 SEQ, 3.62%, 1/15/29                               687,058
         2,500,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    4.57%, 6/15/29(7)                                  2,482,848
         1,244,459  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class
                    A2 SEQ, 4.82%, 4/15/30(7)                          1,233,242
         1,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class
                    A3 SEQ, 4.65%, 7/30/30(7)                          1,355,742
           300,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class
                    A4 SEQ, 5.16%, 2/15/31                               283,207
           212,046  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    3.20%, 3/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $212,046)(4)                            204,043
            22,874  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%,12/25/33                                        23,756
           900,551  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    3.19%, 3/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps (Acquired
                    10/31/06, Cost $900,551)(4)                          879,399
           750,558  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 3.26%, 3/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                              720,342
         4,214,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(7)                        4,043,421
           675,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35                                       676,722
         1,809,961  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2007-11,
                    Class A19 SEQ, 6.00%,
                    8/25/37(7)                                         1,856,977
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  45,766,173
(Cost $46,287,981)                                               ---------------

U.S. TREASURY SECURITIES - 3.5%
         1,410,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19(2)(7)                              1,964,418
         1,000,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(7)                                 1,418,047
         2,925,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)(7)                              3,875,397
         2,412,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(2)(7)                               3,047,224
           685,000  U.S. Treasury Bonds,
                    4.75%, 2/15/37(2)                                    722,248
         5,207,700  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(2)(7)                       5,755,326
         4,321,459  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12(2)(7)                        4,676,631
         4,660,634  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(7)                           5,063,345
         2,000,000  U.S. Treasury Notes,
                    4.50%, 9/30/11(2)(7)                               2,166,876
         1,000,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(2)(7)                               1,080,313
         1,500,000  U.S. Treasury Notes,
                    4.50%, 5/15/17(2)(7)                               1,616,720
         8,690,000  U.S. Treasury Notes,
                    4.75%, 8/15/17(2)(7)                               9,535,241
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        40,921,786
(Cost $38,813,644)                                               ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 0.8%
         2,800,000  Clark County School District GO,
                    Series 2004 D, (Building Bonds),
                    5.00%, 12/15/14, Prerefunded
                    at 100% of Par (MBIA)(9)                           3,026,912
         2,800,000  Clark County School District GO,
                    Series 2005 C, (Building Bonds),
                    5.00%, 12/15/15, Prerefunded
                    at 100% of Par (FSA)(9)                            3,035,676
           300,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        294,543
         2,100,000  Massachusetts GO, Series 2005 C,
                    5.00%, 9/1/15, Prerefunded at
                    100% of Par(9)                                     2,272,914
           320,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 3.95%,
                    3/5/08 (LOC: Keybank N.A.)                           320,000
           400,000  Utah Housing Corp. Multifamily
                    Housing Rev., Series 2004 B,
                    (Tanglewood), VRDN, 3.19%,
                    3/5/08 (LOC: Citibank N.A.)                          400,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             9,350,045
(Cost $9,353,427)                                                ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(6) - 0.7%
         1,486,231  FHLMC, 6.80%, 8/1/36(7)                            1,521,280
         2,106,754  FHLMC, 5.99%, 11/1/36(7)                           2,162,433
         1,288,725  FNMA, 6.49%, 5/1/36(7)                             1,322,279
           848,432  FNMA, 6.42%, 9/1/36                                  879,718
           889,874  FNMA, 6.45%, 9/1/36                                  922,688
         1,049,774  FNMA, 5.97%, 6/1/37(7)                             1,078,383
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                      7,886,781
(Cost $7,828,962)                                                ---------------

ASSET-BACKED SECURITIES(6) - 0.6%
            20,551  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    3.20%, 3/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                    20,501
           417,875  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    3.18%, 3/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                   411,258
           438,937  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 3.18%, 3/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                        438,943
         2,500,000  Citibank Credit Card Issuance
                    Trust, Series 2007 A2, VRN,
                    3.06%, 5/21/08, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(7)                              2,460,428
           800,000  CNH Equipment Trust, Series
                    2007 C, Class A3A SEQ, 5.21%,
                    12/15/11                                             815,950
            39,487  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 3.18%, 3/25/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                         39,378
           581,842  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    3.18%, 3/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                   575,107

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            26,722  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    3.20%, 3/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                    26,414
           499,801  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 3.32%,
                    4/25/08, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps                                         499,841
           986,727  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 3.34%,
                    4/25/08, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps                                              987,238
           964,655  SLM Student Loan Trust, Series
                    2007-8, Class A1, VRN, 3.56%,
                    4/25/08, resets quarterly off the
                    3-month LIBOR plus 0.23% with
                    no caps                                              958,626
           204,136  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 3.18%, 3/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps                              202,582
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          7,436,266
(Cost $7,480,651)                                                ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 0.5%
         5,000,000  FNMA, 5.375%, 6/12/17(2)(7)                        5,450,325
(Cost $5,324,091)                                                ---------------

COMMERCIAL PAPER(10) - 0.1%
         1,100,000  Cedar Springs Capital Co., 3.90%,
                    3/14/08 (Acquired 2/28/08,
                    Cost $1,098,213)(4)(7)                             1,098,449
(Cost $1,098,451)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES(3)
            37,000  Hydro Quebec, 8.40%, 1/15/22                          50,431
           400,000  Province of Quebec,
                    5.00%, 7/17/09                                       414,096
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                   464,527
(Cost $447,421)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 3.8%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 5.50%, 8/15/28,
valued at $44,863,760), in joint trading account
at 1.70%, dated 2/29/08, due 3/3/08
(Delivery value $43,606,177)(7)                                       43,600,000
(Cost $43,600,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(12) - 6.1%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $30,007,700)                               30,000,000

Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.10%, dated 2/29/08,
due 3/3/08 (Delivery value $15,648,158)                               15,644,117

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.08%, dated 2/29/08,
due 3/3/08 (Delivery value $25,006,417)                               25,000,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         70,644,117
(Cost $70,644,117)                                               ---------------

TOTAL INVESTMENT SECURITIES - 108.9%                               1,259,794,492
                                                                 ---------------
(Cost $1,153,185,045)

OTHER ASSETS AND LIABILITIES - (8.9)%                              (103,084,652)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,156,709,840
                                                                 ===============

FUTURES CONTRACTS
                                   Expiration     Underlying Face    Unrealized
Contracts Purchased                   Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
 56 S&P 500 E-Mini Futures         March 2008       $ 3,739,400       $(50,032)
270 U.S. Treasury 2-Year Notes     June 2008         58,028,906        497,601
190 U.S. Treasury 5-Year Notes     June 2008         21,707,500        292,128
                                                  ------------------------------
                                                    $83,475,806       $739,697
                                                  ==============================

                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
 41 U.S. Long Bond                 June 2008        $ 4,863,625      $ (39,802)
291 U.S. Treasury 10-Year Notes    June 2008         34,128,844       (373,835)
                                                  ------------------------------
                                                    $38,992,469      $(413,637)
                                                  ==============================

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS
Notional                                                             Unrealized
Amount         Description of Agreement           Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$4,500,000     Pay quarterly a fixed rate equal   June 2012           $ 237,637
               to 0.35% multiplied by the
               notional amount and receive
               from Barclays Bank plc upon
               each default event of one of the
               issues of Dow Jones CDX N.A.
               Investment Grade 8, par value of
               the proportional notional amount.
 1,420,000     Pay quarterly a fixed rate equal   September 2012         23,236
               to 0.47% multiplied by the
               notional amount and receive from
               Deutsche Bank AG upon each
               default event of JPMorgan Chase
               & Co., par value of the
               proportional notional amount of
               JPMorgan Chase & Co., 4.75%,
               3/1/15.
 1,900,000     Pay quarterly a fixed rate equal   September 2012        100,811
               to 0.63% multiplied by the
               notional amount and receive from
               Deutsche Bank AG upon each
               default event of Morgan Stanley,
               par value of the proportional
               notional amount of Morgan
               Stanley, 6.60%, 4/1/12.
 1,900,000     Pay quarterly a fixed rate equal   September 2012         99,920
               to 1.32% multiplied by the
               notional amount and receive from
               Deutsche Bank AG upon each
               default event of Bear Stearns
               Companies Inc. (The), par value
               of the proportional notional
               amount of Bear Stearns Companies
               Inc. (The), 5.30%, 10/30/15.
   930,000     Pay quarterly a fixed rate equal   December 2012          16,307
               to 0.40% multiplied by the
               notional amount and receive from
               Bank of America N.A. upon each
               default event of FHLMC, par
               value of the proportional
               notional amount of FHLMC, VRN,
               5.08%, 2/7/11.
   800,000     Pay quarterly a fixed rate equal   December 2012          22,840
               to 0.70% multiplied by the
               notional amount and receive from
               Morgan Stanley Capital Services,
               Inc. upon each default event of
               Citigroup Inc., par value of the
               proportional notional amount of
               Citigroup Inc., 6.50%, 1/18/11.
   650,000     Pay quarterly a fixed rate equal   December 2012           8,224
               to 0.72% multiplied by the
               notional amount and receive from
               Deutsche Bank AG upon each
               default event of Barclays Bank
               plc, par value of the
               proportional notional amount of
               Barclays Bank plc, VRN, 4.57%,
               10/27/08.
   460,000     Pay quarterly a fixed rate equal   December 2012          19,297
               to 0.73% multiplied by the
               notional amount and receive from
               Barclays Bank plc upon each
               default event of American
               International Group, Inc., par
               value of the proportional
               notional amount American
               International Group, Inc.,
               4.25%, 5/15/13.
   370,000     Pay quarterly a fixed rate equal   December 2012           6,260
               to 2.45% multiplied by the
               notional amount and receive from
               Bank of America N.A. upon each
               default event of Toll Brothers,
               Inc., par value of the
               proportional notional amount of
               Toll Brothers Finance Corp.,
               6.875%, 11/15/12.
   370,000     Pay quarterly a fixed rate equal   December 2012             380
               to 2.85% multiplied by the
               notional amount and receive from
               Barclays Bank plc upon each
               default event of Toll Brothers,
               Inc., par value of the
               proportional notional amount of
               Toll Brothers Finance Corp.,
               6.875%, 11/15/12.
   180,000     Pay quarterly a fixed rate equal   March 2013              2,078
               to 0.70% multiplied by the
               notional amount and receive from
               Barclays Bank plc upon each
               default event of Rohm & Haas
               Company, par value of the
               proportional notional amount of
               Rohm & Haas Company, 7.85%,
               7/15/29.

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
Notional                                                             Unrealized
Amount         Description of Agreement           Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$1,900,000     Pay quarterly a fixed rate equal   March 2017          $  53,660
               to 0.12% multiplied by the
               notional amount and receive from
               Barclays Bank plc upon each
               default event of Pfizer Inc.,
               par value of the proportional
               notional amount of Pfizer Inc.,
               4.65%, 3/1/18.
   950,000     Pay quarterly a fixed rate equal   September 2017         58,460
               to 0.64% multiplied by the
               notional amount and receive from
               Deutsche Bank AG upon each
               default event of JPMorgan Chase
               & Co., par value of the
               proportional notional amount of
               JPMorgan Chase & Co., 6.75%,
               2/1/11.
                                                                    ------------
                                                                      $ 649,110
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
CDX = Credit Derivative Indexes
CVA = Certificaten Van Aandelen
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GDR = Global Depositary Receipt
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MBIA = MBIA Insurance Corporation
OJSC = Open Joint Stock Company
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 29, 2008.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective February 29, 2008.
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 29, 2008. The aggregate value of securities on loan at February 29, 2008, was $71,532,871.
(3) Category is less than 0.05% of total net assets.
(4) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 29,
    2008, was $20,087,955, which represented 1.7% of total net assets.
(5) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    February 29, 2008.
(6) Final maturity indicated, unless otherwise noted.
(7) Security, or a portion thereof, has been segregated for forward commitments, futures contracts, swap agreements and/or when-issued securities.
(8) Forward commitment.
(9) Escrowed to maturity in U.S. government securities or state and local government securities.
(10) The rate indicated is the yield to maturity at purchase.
(11) When-issued security.
(12) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at February 29, 2008 was $73,709,541.

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of
Directors or its designee, in accordance with procedures adopted by the Board of
Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of February
29, 2008:

                                                                UNREALIZED GAIN
                                                   VALUE OF     (LOSS) ON OTHER
                                                  INVESTMENT       FINANCIAL
              VALUATION INPUTS                    SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                         $  652,952,961     $ 326,060
Level 2 - Other Significant Observable Inputs      606,841,531       649,110
Level 3 - Significant Unobservable Inputs                    -             -
                                              ----------------------------------
                                                $1,259,794,492     $ 975,170
                                              ==================================
*Includes futures contracts and swap agreements.

3. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,164,584,340
                                                                 ===============
Gross tax appreciation of investments                            $  144,764,434
Gross tax depreciation of investments                               (49,554,282)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $   95,210,152
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
NEWTON FUND
FEBRUARY 29, 2008

[american century investments logo and text logo ®]

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.3%
AUTO COMPONENTS - 1.0%
             3,939  Exide Technologies(1)                           $     40,257
                                                                 ---------------
BIOTECHNOLOGY - 6.5%
             1,521  Acorda Therapeutics, Inc.(1)                          31,089
             6,303  Allos Therapeutics, Inc.(1)                           35,234
             5,137  Incyte Corp.(1)                                       50,908
             7,340  Luna Innovations Inc.(1)                              49,545
             3,187  Millennium
                    Pharmaceuticals, Inc.(1)                              44,586
            13,586  XTL Biopharmaceuticals Ltd.
                    ADR(1)                                                56,788
                                                                 ---------------
                                                                         268,150
                                                                 ---------------
CAPITAL MARKETS - 0.8%
             2,115  Knight Capital Group, Inc. Cl A(1)                    33,903
                                                                 ---------------
CHEMICALS - 4.7%
             3,200  Calgon Carbon Corp.(1)                                52,288
             1,170  CF Industries Holdings, Inc.                         142,834
                                                                 ---------------
                                                                         195,122
                                                                 ---------------
COMMERCIAL BANKS - 6.4%
             3,331  Abington Bancorp, Inc.                                33,410
             1,772  Credicorp Ltd.                                       131,713
             3,574  First BanCorp.                                        32,309
               719  ICICI Bank Ltd. ADR                                   37,273
             2,723  Santander BanCorp                                     31,614
                                                                 ---------------
                                                                         266,319
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
             1,570  Healthcare Services Group, Inc.                       31,055
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.7%
             9,528  Dot Hill Systems Corp.(1)                             34,110
             8,067  Hauppauge Digital, Inc.(1)                            34,688
                                                                 ---------------
                                                                          68,798
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.7%
               484  Apollo Group, Inc. Cl A(1)                            29,708
               270  Strayer Education, Inc.                               42,039
                                                                 ---------------
                                                                          71,747
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.1%
            24,026  Active Power, Inc.(1)                                 43,247
            20,629  Capstone Turbine Corp.(1)                             37,545

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
               238  First Solar Inc.(1)                                   48,837
                                                                 ---------------
                                                                         129,629
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.6%
             1,061  Nabors Industries Ltd.(1)                             33,453
             1,440  Patterson-UTI Energy Inc.                             34,172
                                                                 ---------------
                                                                          67,625
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.9%
             1,181  Ruddick Corp.                                         38,087
                                                                 ---------------
FOOD PRODUCTS - 1.3%
             2,880  Calavo Growers, Inc.                                  55,210
                                                                 ---------------
GAS UTILITIES - 1.9%
             1,335  Energen Corp.                                         80,100
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.9%
               586  Baxter International Inc.                             34,586
               208  Intuitive Surgical Inc.(1)                            58,639
             1,809  Invacare Corp.                                        45,153
             1,063  Meridian Bioscience Inc.                              36,429
             2,210  Merit Medical Systems Inc.(1)                         35,029
             1,303  Somanetics Corp.(1)                                   36,210
                                                                 ---------------
                                                                         246,046
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.4%
             1,092  Chindex International Inc.(1)                         39,869
             1,063  CorVel Corp.(1)                                       32,028
               716  Medco Health Solutions Inc.(1)                        31,726
             1,258  Providence Service Corp. (The)(1)                     35,463
                                                                 ---------------
                                                                         139,086
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.9%
             1,962  TriZetto Group, Inc. (The)(1)                         38,298
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
               950  Bally Technologies, Inc.(1)                           36,015
                                                                 ---------------
INTERNET & CATALOG RETAIL - 4.5%
             1,629  Priceline.com Inc.(1)                                185,739
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.9%
            13,182  Entrust Inc.(1)                                       33,087

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            12,292  LookSmart Ltd.(1)                                     44,374
                                                                 ---------------
                                                                          77,461
                                                                 ---------------
IT SERVICES - 1.9%
             1,337  Integral Systems, Inc.                                32,543
            35,605  WidePoint Corp.(1)                                    44,506
                                                                 ---------------
                                                                          77,049
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 3.7%
             3,598  Bruker Corp.(1)                                       49,185
             4,232  CombiMatrix Corp.(1)                                  44,902
             8,557  Sequenom, Inc.(1)                                     59,813
                                                                 ---------------
                                                                         153,900
                                                                 ---------------
MACHINERY - 1.1%
               723  AGCO Corp.(1)                                         46,894
                                                                 ---------------
METALS & MINING - 9.4%
             2,272  AK Steel Holding Corp.                               119,552
            11,142  Anooraq Resources Corp.(1)                            44,791
             3,893  China Natural Resources Inc.(1)                      102,386
             3,909  DRDGOLD Limited ADR(1)                                49,527
             2,821  General Moly, Inc.(1)                                 30,156
            11,726  Great Basin Gold Ltd.(1)                              39,165
                                                                 ---------------
                                                                         385,577
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 10.6%
               818  Arena Resources Inc.(1)                               33,113
            10,449  Canadian Superior Energy Inc.(1)                      34,168
             1,878  Delta Petroleum Corp.(1)                              44,997
             5,098  GeoResources, Inc.(1)                                 52,968
             7,121  International Coal Group Inc.(1)                      44,293
             2,199  James River Coal Co.(1)                               37,229
             1,254  Massey Energy Co.                                     47,978
               405  Petroleo Brasileiro SA ADR                            47,523
               778  Petroleum Development Corp.(1)                        54,272
             1,051  San Juan Basin Royalty Trust                          40,516
                                                                 ---------------
                                                                         437,057
                                                                 ---------------
PHARMACEUTICALS - 6.2%
               541  Allergan, Inc.                                        32,043
             2,283  Auxilium Pharmaceuticals, Inc.(1)                     73,148
             2,390  Elan Corp. plc ADR(1)                                 54,420
             1,722  Medicines Co.(1)                                      33,166
             5,841  VIVUS, Inc.(1)                                        34,228

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
               555  XenoPort, Inc.(1)                                     28,399
                                                                 ---------------
                                                                         255,404
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.6%
               745  Redwood Trust, Inc.                                   24,898
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.8%
               862  St. Joe Co. (The)                                     33,144
                                                                 ---------------
ROAD & RAIL - 2.4%
               761  CSX Corp.                                             36,924
               616  Norfolk Southern Corp.                                32,580
             1,145  Old Dominion Freight Line, Inc.(1)                    31,201
                                                                 ---------------
                                                                         100,705
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.7%
             7,247  Himax Technologies Inc. ADR                           38,988
               427  MEMC Electronic Materials Inc.(1)                     32,572
                                                                 ---------------
                                                                          71,560
                                                                 ---------------
SOFTWARE - 2.9%
             3,699  Adept Technology, Inc.(1)                             33,735
               999  Advent Software, Inc.(1)                              44,895
             3,485  eSpeed(reg.tm), Inc. Cl A(1)                          40,461
                                                                 ---------------
                                                                         119,091
                                                                 ---------------
SPECIALTY RETAIL - 0.7%
             5,293  Pier 1 Imports, Inc.(1)                               27,735
                                                                 ---------------
TOBACCO - 0.8%
               580  Universal Corp.                                       33,008
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 1.7%
             1,388  Grupo Aeroportuario del Sureste,
                    SAB de CV ADR                                         72,065
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 4.0%
             1,411  Mobile TeleSystems ADR                               115,786
             2,910  Syniverse Holdings, Inc.(1)                           49,325
                                                                 ---------------
                                                                         165,111
                                                                 ---------------

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 98.3%                                    4,071,845
(Cost $3,378,654)                                                ---------------

OTHER ASSETS AND LIABILITIES - 1.7%                                       71,386
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $  4,143,231
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of February 29, 2008:

                                                                      VALUE OF
                                                                     INVESTMENT
              VALUATION INPUTS                                       SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $ 4,071,845
Level 2 - Other Significant Observable Inputs                                 -
Level 3 - Significant Unobservable Inputs                                     -
                                                                 ---------------
                                                                    $ 4,071,845
                                                                 ===============

3. FEDERAL TAX INFORMATION

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $3,378,654
                                                                 ===============
Gross tax appreciation of investments                                $  812,361
Gross tax depreciation of investments                                  (119,170)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $  693,191
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:      /s/   Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    April 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/   Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                  (principal executive officer)

Date:    April 28, 2008

By:      /s/   Robert J. Leach
         --------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    April 28, 2008